UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22027

                                                             FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                                                  Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                             Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:    302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 93.0%
Commodity — 16.3%
ETRACS CMCI Long Platinum Total Return ETN*	27,496	$529,576
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	11,476	655,280
PowerShares DB Energy Fund*	48,041	1,408,082
PowerShares DB Gold Fund*	39,154	2,230,603
RICI - Agriculture ELEMENTS*	61,085	569,929

		5,393,470

Currency — 8.7%
PowerShares DB G10 Currency Harvest Fund*	34,735	924,646
PowerShares DB US Dollar Index Bullish Fund*	77,713	1,680,155
WisdomTree Dreyfus Emerging Currency Fund*	13,241	280,313

		2,885,114

Equity — 40.1%
Guggenheim S&P 500 Equal Weight ETF	37,017	2,102,195
iPath S&P 500 Dynamic VIX ETN*	45,493	1,904,337
iShares MSCI Brazil Index Fund	5,835	331,253
iShares MSCI Poland Investable Market Index Fund	12,993	369,521
iShares MSCI Spain Index Fund	11,452	359,478

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
iShares S&P Latin America 40 Index Fund	13,983	$636,087
Market Vectors Gold Miners ETF	6,484	269,864
SPDR S&P 500 ETF Trust	17,588	2,632,924
Vanguard Global ex-U.S. Real Estate ETF	14,869	831,474
Vanguard MSCI EAFE ETF	48,180	1,762,424
Vanguard MSCI Emerging Markets ETF	45,469	2,026,099

		13,225,656

Fixed Income — 27.9%
Guggenheim BulletShares 2016 Corporate Bond ETF	45,483	1,012,906
iShares Barclays 1-3 Year Credit Bond Fund	9,065	957,264
iShares Barclays 7-10 Year Treasury Bond Fund	15,361	1,629,802
iShares Barclays Credit Bond Fund	8,244	925,636
iShares S&P National Municipal Bond Fund	2,800	312,312
PowerShares Build America Bond Portfolio	22,232	667,849
PowerShares Emerging Markets Sovereign Debt Portfolio	27,230	827,792
PowerShares Fundamental High Yield Corporate Bond Portfolio	34,146	656,969
PowerShares International Corporate Bond Portfolio	21,201	623,309
SPDR Barclays Capital High Yield Bond ETF	14,569	594,707

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
SPDR Barclays Capital Short Term High Yield Bond ETF	32,240	$991,702

		9,200,248

TOTAL EXCHANGE TRADED FUNDS (Cost $29,309,893)		30,704,488

TOTAL INVESTMENTS - 93.0% (Cost $29,309,893)**		30,704,488
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%		2,295,094

NET ASSETS - 100.0%		$32,999,582

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$29,309,893

Gross unrealized appreciation	2,089,990
Gross unrealized depreciation	(695,395)

Net unrealized appreciation	$1,394,595

CMCI	Constant Maturity Commodity Index
DB	Deutsche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
RICI	Rogers International Commodity Index
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
VIX	Volatility Index

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$30,704,488	$30,704,488	$—	$—

    * Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 24.2%
Basic Materials — 2.1%
Huntsman Corp.	10,550	$185,996
MeadWestvaco Corp.	5,600	175,560

		361,556

Communications — 4.0%
Cisco Systems, Inc.	8,330	171,348
Comcast Corp., Class A	4,600	175,168
DISH Network Corp., Class A	4,375	163,056
EchoStar Corp., Class A*	5,000	181,900

		691,472

Consumer, Cyclical — 3.0%
CVS Caremark Corp.	3,600	184,320
Dana Holding Corp.	12,050	193,764
Wal-Mart Stores, Inc.	2,000	139,900

		517,984

Consumer, Non-cyclical — 3.9%
Alliance Data Systems Corp.*	1,050	165,480
Pfizer, Inc.	6,950	189,596
UnitedHealth Group, Inc.	2,850	157,349
WellPoint, Inc.	2,520	163,346

		675,771

Energy — 4.2%
Chevron Corp.	1,550	178,483
ConocoPhillips	2,950	171,100
CVR Energy, Inc.	3,300	193,875
Exxon Mobil Corp.	1,900	170,943

		714,401

Industrial — 4.4%
Cummins, Inc.	1,550	177,987
Eaton Corp. PLC	3,450	196,478
KBR, Inc.	6,100	190,442

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
United Parcel Service, Inc., Class B	2,325	$184,349

		749,256

Technology — 2.0%
Microsoft Corp.	5,790	159,051
NCR Corp.*	6,450	179,116

		338,167

Utilities — 0.6%
PPL Corp.	3,700	112,073

TOTAL COMMON STOCKS (Cost $3,422,644)		4,160,680

EXCHANGE TRADED FUNDS — 64.2%
Commodity — 2.2%
SPDR Gold Shares*	2,350	378,820

Equity — 47.6%
Financial Select Sector SPDR Fund	31,700	550,946
iShares Core S&P Mid-Cap ETF	4,950	540,342
iShares MSCI ACWI Index Fund	9,900	493,911
iShares MSCI EAFE Index Fund	5,800	342,084
iShares MSCI Emerging Market Index Fund	11,800	521,796
iShares MSCI EMU Index Fund	6,800	236,096
iShares Russell 2000 Index Fund	6,000	537,720
iShares S&P 500 Index Fund	4,900	737,254
Market Vectors Russia ETF	11,600	357,512
SPDR S&P 500 ETF Trust	22,250	3,330,825

See accompanying Notes to the Quarterly Portfolio of Investments.

1

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Equity — (Continued)
Technology Select Sector SPDR Fund	17,600	$517,440

		8,165,926

Fixed Income — 14.4%
iShares Core Total US Bond Market ETF	9,300	1,026,627
iShares JPMorgan USD Emerging Markets Bond Fund	1,300	155,077
PIMCO Total Return ETF	11,900	1,297,576

		2,479,280

TOTAL EXCHANGE TRADED FUNDS (Cost $9,965,506)		11,024,026

MUTUAL FUNDS — 10.5%
Fixed Income — 10.5%
DoubleLine Total Return Bond Fund, Class I	74,543	848,297
Goldman Sachs High Yield Fund	20,520	151,231
Ivy High Income Fund	17,564	151,932
Pimco Emerging Markets Bond Fund United States	12,000	148,320
Pimco High Yield Fund	15,496	150,000
Pimco Income Fund	12,068	151,327
PIMCO Total Return Fund, Administrative Shares	18,153	203,132

		1,804,239

TOTAL MUTUAL FUNDS (Cost $1,782,995)		1,804,239

Number of Shares	Value
TOTAL INVESTMENTS - 98.9% (Cost $15,171,145)**	$16,988,945
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	189,774

NET ASSETS - 100.0%	$17,178,719

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,171,145

Gross unrealized appreciation	1,831,234
Gross unrealized depreciation	(13,432)

Net unrealized appreciation	$1,817,802

ACWI	Adjusted Market Capitalization Weighted Index
EAFE	Europe, Australasia and Far East
EMU	European Monetary Union
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Compak Dynamic Asset Allocation Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$16,988,945	$16,988,945	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 54.6%
Automotive — 2.1%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	$500	$555,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.70%, 10/01/14	Baa3/BB+	500	556,302
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14 (b)	B3/NR	200	204,809
Lear Corp., Co. Gty., 4.75%, 01/15/23 144A(b)	Ba2/BB	200	198,999

			1,515,110

Chemicals — 0.6%
Mexichem SAB de CV, Sr. Unsec. Notes, 4.875%, 09/19/22 144A(b)	Ba1/BBB-	400	421,500

Consumer Products — 0.6%
Wells Enterprises, Inc., Sr. Sec. Notes, 6.75%, 02/01/20 144A(b)	B2/B+	390	404,625

Consumer, Non-cyclical — 0.5%
Moody’s Corp., Sr. Unsec. Notes, 4.50%, 09/01/22 (b)	NR/BBB+	335	349,654

Diversified Financial Services — 18.2%
Akbank TAS, Sr. Unsec. Notes, 5.00%, 10/24/22 144A	Baa2/NR	428	446,956
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	300	318,750
American Tower Corp., Sr. Unsec. Notes, REIT, 3.50%, 01/31/23 (b)	Baa3/BB+	530	517,513
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	325	375,216
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	490	575,956
BBVA US Senior SAU, Bank Gtd., 4.664%, 10/09/15 (b)	Baa3/BBB-	325	335,416
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A2/A	410	491,422
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB-	347	401,245
Citigroup, Inc., Sr. Unsec. Notes, 5.85%, 08/02/16	Baa2/A-	825	940,469
Entertainment Properties Trust, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa3/BB+	550	578,884
Federal Realty Investment Trust, Sr. Unsec. Notes, REIT, 5.95%, 08/15/14 (b)	Baa1/BBB+	290	310,974
General Electric Capital Corp., Jr. Sub. Notes, 6.25%, 12/15/22 (c)(d)	Baa1/AA-	600	654,942
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	A1/AA+	200	235,317
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	400	454,890
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.625%, 02/07/16	A3/A-	520	550,402
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/A-	140	140,345
Goodman Funding Property, Ltd., Co. Gty., REIT, 6.375%, 04/15/21 144A(b)	Baa2/BBB	250	283,366
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 4.61%, 06/27/13 144A(c)(d)	Baa2/BBB+	250	249,630
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(c)(d)	Baa2/BBB+	500	710,000
ING Bank NV, Sub. Notes, 1.02%, 09/26/16 (b)(c)	Baa2/NR	600	561,000
Intesa Sanpaolo SpA, Unsec. Notes, 3.875%, 01/16/18	Baa2/BBB+	515	506,184
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (c)(d)	Ba1/BBB	495	569,448
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.95%, 03/25/20	A2/A	525	601,033
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A(b)	Baa1/BBB	325	379,109
Turkiye Garanti Bankasi AS, Sr. Unsec. Notes, 5.25%, 09/13/22 144A	Baa2/NR	675	717,188
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 03/01/13 (c)(d)	Baa3/BBB+	1,000	1,000,000

			12,905,655

Energy — 6.1%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB+	500	534,998

See accompanying Notes to Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Calfrac Holdings LP, Co. Gty., 7.50%, 12/01/20 144A(b)	B1/B+	$100	$100,999
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 (b)	Ba1/BB-	200	215,499
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.95%, 02/01/15 (b)	Baa3/BBB-	305	332,126
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19 (b)	Baa2/BBB	225	290,961
Petroleos Mexicanos, Co. Gty., 3.50%, 01/30/23 144A(b)	Baa1/NR	260	254,800
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A(b)	Baa3/BBB	200	266,000
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB	325	360,611
Transocean, Inc., Co. Gty., 6.50%, 11/15/20 (b)	Baa3/BBB-	250	292,224
Weatherford International, Ltd./Bermuda, Co. Gty., 6.75%, 09/15/40 (b)	Baa2/BBB-	575	623,422
Whiting Petroleum Corp., Co. Gty., 6.50%, 10/01/18 (b)	Ba3/BB+	400	429,000
Williams Cos., Inc. (The), Sr. Unsec. Notes, 3.70%, 01/15/23 (b)	Baa3/BBB-	650	640,117

			4,340,757

Healthcare — 2.5%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A(b)	Ba2/BB+	500	541,250
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	330	366,300
Mylan, Inc., Co. Gty., 7.875%, 07/15/20 144A(b)	Baa3/BBB-	500	584,136
Zoetis, Inc., Sr. Unsec. Notes, 3.25%, 02/01/23 144A(b)	Baa2/BBB-	270	268,062

			1,759,748

Industrial — 3.4%
Alliant Techsystems, Inc., Co. Gty., 6.875%, 09/15/20 (b)	Ba3/BB-	320	351,200
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22 144A(b)	Baa2/BBB	850	829,158
ArcelorMittal, Sr. Unsec. Notes., 6.25%, 02/25/22 (b)	Ba1/BB+	500	549,892
Boart Longyear Management Pty Ltd., Co. Gty., 7.00%, 04/01/21 144A(b)	Ba2/BB-	385	398,475
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19 144A(b)	Baa2/BBB	250	282,106

			2,410,831

Insurance — 3.6%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	500	538,800
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19 (b)	Baa2/BBB+	200	255,875
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	500	650,000
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa3/BBB+	650	681,688
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	375	396,562

			2,522,925

Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Co. Gty., 7.00%, 01/15/19 (b)	B1/BB-	475	513,594
Dish DBS Corp., Co. Gty., 6.75%, 06/01/21 (b)	Ba2/BB-	500	560,000
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 6.25%, 11/15/14 (b)	Baa3/BB+	300	321,375
Time Warner Entertainment Co. LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	225	314,552

			1,709,521

Mining — 3.9%
FMG Resources August 2006 Property, Ltd., Co. Gty., 6.875%, 04/01/22 144A(b)	B1/B+	500	517,500
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A(b)	Baa2/BBB+	755	792,163

See accompanying Notes to the Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Mining — (Continued)
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	$455	$452,011
Vale Overseas, Ltd., Co. Gty., 4.375%, 01/11/22 (b)	Baa2/A-	425	438,960
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A(b)	Baa2/BBB+	555	590,081

			2,790,715

Paper — 0.5%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa2/BBB	350	363,810

Pipe Lines Ex Natural Gas — 1.3%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa3/BB+	325	372,125
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	275	299,597
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19 (b)	Baa2/BBB	200	265,695

			937,417

Telecommunications — 4.0%
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20 (b)	Ba2/BB-	500	577,500
NII Capital Corp., Co. Gty., 7.625%, 04/01/21 (b)	Caa1/CCC	500	392,500
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	300	316,862
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34 (b)	Baa3/BBB	330	328,623
Telefonica Emisiones SAU, Co. Gty., 3.992%, 02/16/16 (b)	Baa2/BBB	390	405,674
UPCB Finance VI, Ltd., Sr. Sec. Notes, 6.875%, 01/15/22 144A(b)	Ba3/BB-	400	435,000
Virgin Media Finance PLC, Co. Gty., 8.375%, 10/15/19 (b)	Ba2/BB-	350	395,938

			2,852,097

Transportation — 0.8%
United Airlines 2009-2A Pass Through Trust, Pass Through Certs., Series 2009-02, 9.75%, 07/15/18 (b)	Baa3/BBB+	520	601,587

Utilities — 4.1%
Dominion Resources, Inc., Sr. Unsec. Notes, 1.40%, 09/15/17 (b)	Baa2/A-	335	334,076
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A(b)	Ba1/BBB-	250	298,894
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(c)(d)	A3/BBB+	320	312,387
NextEra Energy Capital Holdings, Inc., Co. Gty., 7.30%, 09/01/67 (b)(c)	Baa2/BBB	750	847,500
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20 (b)	B1/BB-	200	226,000
PPL Capital Funding, Inc., Co. Gty., 3.50%, 12/01/22 (b)	Baa3/BBB-	370	371,960
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20 (b)	Baa3/BBB-	500	524,276

			2,915,093

TOTAL CORPORATE BONDS AND NOTES (Cost $37,205,884)			38,801,045

ASSET BACKED SECURITIES — 7.1%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aa3/A+	310	318,879
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class B, 2.73%, 03/09/15	Aaa/AAA	310	310,849
ARES Enhanced Loan Investment Strategy, Ltd., Series 2008-IRA, Class A2, 4.302%,
10/16/20 144A(c)	Aa3/AA+	500	501,876
Atrium CDO Corp., Series 7A, Class B, 3.31%, 11/16/22 144A(c)	NR/AA	675	707,555
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 01/25/42 144A	Baa1/BBB+	394	444,688

See accompanying Notes to Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.403%, 10/18/21 144A(c)	Aa3/AA	$1,000	$969,130
LCM Ltd. Partnership, 2.452%, 01/19/23 (c)	NR/NR	1,000	997,000
Octagon Investment Partners VII, Ltd., Series 2004-7A, Class A1L, 0.671%, 12/02/16 144A(c)	Aaa/AAA	95	94,467
OHA Intrepid Leveraged Loan Fund, Ltd., Series 2011-1A, Class A, 1.802%, 04/20/21 144A(c)	Aaa/AAA	400	402,292
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	273	305,889

TOTAL ASSET BACKED SECURITIES (Cost $4,812,898)			5,052,625

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	850	953,055
CD Commerical Mortgage Trust, Series 2006-CD2, Class AM, 5.351%, 01/15/46(c)	Aa3/A-	700	763,625
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22 144A	A1/AA+	850	907,564
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	A2/A-	237	237,336
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	A3/A	850	925,831
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NR	650	600,165
Morgan Stanley Capital I, Series 2005-HQ6, Class A4B, 5.042%, 08/13/42	NR/A+	500	540,792

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,773,038)			4,928,368

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 17.0%
FHLMC Gold Pool # A47297, 5.00%, 10/01/35	Aaa/AA+	470	517,344
FHLMC Gold Pool # A95134, 4.50%, 11/01/40	Aaa/AA+	760	825,401
FHLMC Gold Pool # D98505, 4.00%, 01/01/31	Aaa/AA+	404	432,545
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	277	305,792
FHLMC Gold Pool # J14072, 4.00%, 01/01/26	Aaa/AA+	321	339,300
FHLMC REMICS, CMO, 4.00%, 12/15/41	Aaa/AA+	583	624,021
FNMA Pool # AE0411, 4.50%, 09/01/40	Aaa/AA+	373	403,420
FNMA Pool # AE0949, 4.00%, 02/01/41	Aaa/AA+	543	578,099
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	351	412,541
FNMA, TBA, 3.50%, 02/01/23	Aaa/AA+	2,158	2,275,678
FNMA, TBA, 2.50%, 02/01/23	Aaa/AA+	1,203	1,245,481
FNMA, TBA, 3.00%, 02/01/23	Aaa/AA+	1,075	1,110,105
FNMA, TBA, 4.00%, 02/01/23	Aaa/AA+	325	345,414
FREMF Mortgage Trust, CMO, 4.265%, 01/25/45 144A(c)	NR/NR	600	605,831
GNMA , TBA, 3.50%, 01/01/23	Aaa/AA+	30	32,245
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	779	858,958
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	298	335,029
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	486	528,690
GNMA Pool # 82717, 3.00%, 01/20/41(c)	Aaa/AA+	274	291,073

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,847,754)			12,066,967

See accompanying Notes to Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
MUNICIPAL BONDS — 0.9%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	$350	$407,228
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A2/A-	200	238,912

TOTAL MUNICIPAL BONDS (Cost $511,492)			646,140

U.S. TREASURY OBLIGATIONS — 17.4%
United States Treasury Note, 0.25%, 11/30/14	Aaa/AA+	2,275	2,274,911
United States Treasury Note, 0.625%, 08/31/17	Aaa/AA+	3,015	2,993,802
United States Treasury Note, 0.75%, 10/31/17	Aaa/AA+	2,065	2,057,901
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,545	1,508,306
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	1,500	1,493,788
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	1,466	1,426,258
United States Treasury Bond, 2.75%, 08/15/42	Aaa/AA+	670	617,028

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,524,103)			12,371,994

		Number of Shares

PREFERRED STOCK — 1.2%
Diversified Financial Services — 1.2%
CoBank ACB	NR/A-	8,000	851,500

TOTAL PREFERRED STOCK (Cost $833,999)			851,500

REGISTERED INVESTMENT COMPANY — 3.7%
BlackRock Liquidity Funds TempCash Portfolio	Aaa/AAA	2,616,636	2,616,636

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,616,636)			2,616,636

TOTAL INVESTMENTS - 108.8%
(Cost $75,125,804)*			77,335,275
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%			(6,243,551)

NET ASSETS - 100.0%			$71,091,724

(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2013 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of January 31, 2013.
(d)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$75,125,804

Gross unrealized appreciation	2,602,912
Gross unrealized depreciation	(393,441)

Net unrealized appreciation	$2,209,471

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2013, these securities amounted to $16,119,220 or 22.7% of net assets.

See accompanying Notes to Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

Legend
CDO	Collateralized Debt Obligations
CMO	Collateralized Mortgage Obligations
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Freddie Multi-Family
GNMA	Government National Mortgage Association
GO	General Obligations
Gtd.	Guaranteed
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership

Ltd.	Limited
NR	Not Rated
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICs	Real Estate Mortgage Investment Conduit
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
TBA	To Be Announced
Unsec.	Unsecured

See accompanying Notes to Quarterly Portfolio of Investments.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$38,801,045	$—	$38,801,045	$—
Asset Backed Securities	5,052,625	—	4,055,625	997,000
Commercial Mortgage-Backed Securities	4,928,368	—	4,928,368	—
Residential Mortgage-Backed Securities	12,066,967	—	12,066,967	—
Municipal Bonds	646,140	—	646,140	—
U.S. Treasury Obligations	12,371,994	—	12,371,994	—
Preferred Stock	851,500	851,500	—	—
Registered Investment Company	2,616,636	2,616,636	—	—

Total Investments	$77,335,275	$3,468,136	$72,870,139	$997,000

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for nine month period ended January 31, 2013.

Asset Backed Securities
Balance As Of 04/30/12	$—
Net Realized Gains/(Losses)	—
Change in Unrealized Appreciation/ (Depreciation)	20,000
Gross Purchases	977,000
Gross Sales	—
Transfer In	—
Transfer Out	—

Balance As Of 01/31/13	$997,000

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 87.6%
Brazil — 5.9%
Autometal SA	284,678	$3,139,342
Cyrela Brazil Realty SA Empreendimentos e Participacoes	389,000	3,428,302
Embraer SA	1,070,000	8,838,979
Even Construtora e Incorporadora SA	623,600	3,059,518
MMX Mineracao e Metalicos SA*	1,056,200	1,798,036
Sul America SA - Units	316,308	2,957,619

		23,221,796

Chile — 2.8%
Aguas Andinas SA, Class A	2,966,818	2,178,940
Cia Cervecerias Unidas SA, ADR	274,475	8,769,476

		10,948,416

China — 15.0%
China Mobile, Ltd.	1,499,168	16,392,206
China Overseas Land & Investment, Ltd.	308,694	957,419
China Petroleum & Chemical Corp., Class H	4,967,414	6,026,927
Dongfeng Motor Group Co., Ltd., Class H	4,482,000	7,336,033
Pacific Basin Shipping, Ltd.	5,073,344	2,951,587
PetroChina Co., Ltd., Class H	7,595,181	10,770,505
Sinotruk Hong Kong, Ltd	3,049,500	2,042,614
Weichai Power Co., Ltd., Class H	963,000	3,973,905
Yanzhou Coal Mining Co., Ltd., Class H	5,058,000	8,618,627

		59,069,823

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — 2.4%
Bancolombia SA	549,009	$9,425,313

Czech Republic — 2.0%
Komercni Banka AS	39,424	7,981,978

Egypt — 0.3%
Ezz Steel Co. SAE	883,617	1,313,214

Hungary — 0.2%
EGIS Pharmaceuticals PLC	6,760	581,336

India — 3.6%
Infosys Ltd., SP ADR	91,082	4,801,843
Reliance Industries, Ltd., SP GDR(a)	276,846	9,229,769

		14,031,612

Indonesia — 4.4%
Bank Rakyat Indonesia Persero Tbk PT	6,618,500	5,405,162
Indo Tambangraya Megah Tbk PT	1,030,500	4,386,814
United Tractors Tbk PT	2,035,000	4,137,333
Vale Indonesia Tbk PT	11,354,500	3,204,541

		17,133,850

Jordan — 0.9%
Hikma Pharmaceuticals PLC	281,392	3,597,709

Lebanon — 0.1%
Solidere, GDR	39,698	510,119

Malaysia — 3.3%
Genting Bhd	2,362,196	7,221,112
Malayan Banking Bhd	1,931,781	5,521,151

		12,742,263

Mexico — 4.4%
America Movil SAB de CV, Series L	8,641,628	10,901,775

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Ternium SA, SP ADR	268,660	$6,348,436

		17,250,211

Panama — 1.9%
Copa Holdings SA, Class A	68,603	7,518,889

Poland — 4.6%
Bank Handlowy w Warszawie SA	161,428	5,000,566
Bank Pekao SA	142,536	7,010,652
Grupa Lotos SA*	259,380	3,359,874
Telekomunikacja Polska SA	717,524	2,786,124

		18,157,216

Russia — 7.6%
Gazprom OAO, SP ADR	1,949,174	18,419,694
Novolipetsk Steel OJSC, GDR	110,243	2,332,654
Sberbank of Russia, SP ADR	282,283	4,158,029
VimpelCom, Ltd., SP ADR	421,768	5,065,434

		29,975,811

South Africa — 7.6%
ABSA Group, Ltd.	461,801	8,839,911
AngloGold Ashanti Ltd., SP ADR	40,618	1,138,116
Aveng, Ltd.	658,079	2,299,059
Impala Platinum Holdings, Ltd.	192,525	3,489,530
MTN Group, Ltd.	385,333	7,539,288
PPC Ltd.	933,770	3,418,797
Reunert, Ltd.	367,863	3,068,060

		29,792,761

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — 10.5%
Hyundai Heavy Industries Co., Ltd.	41,080	$8,111,437
Hyundai Mobis	23,502	6,154,693
LG Uplus Corp.	469,947	3,513,580
POSCO, ADR	37,704	3,071,368
Samsung Heavy Industries Co., Ltd.	56,600	1,988,831
Shinhan Financial Group Co., Ltd.	352,995	13,262,299
Shinsegae Co., Ltd.	24,351	4,920,142

		41,022,350

Taiwan — 6.2%
Advanced Semiconductor Engineering, Inc.	1,379,000	1,113,049
Chipbond Technology Corp.	1,100,000	2,263,282
Compal Electronics, Inc.	10,545,208	7,669,104
Novatek Microelectronics Corp.	813,692	3,237,510
Taiwan Fertilizer Co., Ltd.	965,372	2,395,918
Taiwan Semiconductor Manufacturing Co., Ltd.	791,043	2,710,686
TPK Holding Co. Ltd.	114,000	1,964,582
Walsin Lihwa Corp.*	8,709,000	2,937,723

		24,291,854

Thailand — 3.5%
Kasikornbank PCL NVDR	745,770	4,965,884
Thai Oil PCL	3,601,100	8,905,813

		13,871,697

Turkey — 0.4%
Ford Otomotiv Sanayi AS	120,018	1,365,087

TOTAL COMMON STOCKS (Cost $315,892,982)		343,803,305

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 4.5%
Brazil — 4.5%
Cia Paranaense de Energia, Class B	531,755	$8,705,257
Vale SA	455,200	8,846,381

		17,551,638

TOTAL PREFERRED STOCKS (Cost $17,544,934)		17,551,638

RIGHTS — 0.0%
Brazil — 0.0%
MMX Mineracao e Metalicos SA*	79,636	133,970

TOTAL RIGHTS (Cost $153,184)		133,970

EXCHANGE TRADED FUNDS — 6.3%
iShares MSCI Emerging Market Index Fund	415,313	18,365,141
Vanguard MSCI Emerging Markets ETF	142,800	6,363,168

TOTAL EXCHANGE TRADED FUNDS (Cost $24,303,895)		24,728,309

TOTAL INVESTMENTS - 98.4% (Cost $357,894,995)**		386,217,222
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		6,472,040

NET ASSETS - 100.0%		$392,689,262

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$357,894,995

Gross unrealized appreciation	36,349,146
Gross unrealized depreciation	(8,026,919)

Net unrealized depreciation	$28,322,227

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2013, this security amounted to $9,229,769 or 2.4% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Dupont Capital Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$23,221,796	$23,221,796	$—	$—
Chile	10,948,416	10,948,416	—	—
China	59,069,823	—	59,069,823	—
Columbia	9,425,313	9,425,313	—	—
Czech Republic	7,981,978	—	7,981,978	—
Egypt	1,313,214	1,313,214	—	—
Hungary	581,336	—	581,336	—
India	14,031,612	14,031,612	—	—
Indonesia	17,133,850	—	17,133,850	—
Jordan	3,597,709	—	3,597,709	—
Lebanon	510,119	510,119	—	—
Malaysia	12,742,263	5,521,151	7,221,112	—
Mexico	17,250,211	17,250,211	—	—
Panama	7,518,889	7,518,889	—	—
Poland	18,157,216	—	18,157,216	—
Russia	29,975,811	29,975,811	—	—
South Africa	29,792,761	6,855,972	22,936,789	—
South Korea	41,022,350	3,071,368	37,950,982	—

5

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Total Value at 01/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (Continued)
Taiwan	$24,291,854	$—	$24,291,854	$—
Thailand	13,871,697	—	13,871,697	—
Turkey	1,365,087	—	1,365,087	—
Preferred Stocks	17,551,638	17,551,638	—	—
Rights	133,970	133,970	—	—
Exchange Traded Funds	24,728,309	24,728,309	—	—

Total Investments	$386,217,222	$172,057,789	$214,159,433	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. At January 31, 2013, significant market movements were not deemed to have occurred on certain securities held by the Fund since the beginning of the nine month period and therefore, the Fund did not utilize the external pricing service model adjustments. As a result, securities valued at $ 9,133,424 were transferred from level 2 to level 1. There were no transfers to or from Level 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

EIC VALUE FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.2%
Basic Materials — 6.7%
Barrick Gold Corp.	129,920	$4,147,046
Newmont Mining Corp.	82,095	3,526,801
Sigma-Aldrich Corp.	24,070	1,861,333

		9,535,180

Communications — 5.5%
Cisco Systems, Inc.	168,005	3,455,863
eBay, Inc.*	15,100	844,543
Google, Inc., Class A*	4,820	3,642,426

		7,942,832

Consumer, Cyclical — 8.4%
CVS Caremark Corp.	28,100	1,438,720
Target Corp.	80,265	4,848,809
Wal-Mart Stores, Inc.	81,930	5,731,004

		12,018,533

Consumer, Non-cyclical — 30.8%
Baxter International, Inc.	51,335	3,482,566
Becton Dickinson & Co.	33,870	2,846,435
CR Bard, Inc.	33,210	3,389,745
Dr Pepper Snapple Group, Inc.	91,210	4,110,835
GlaxoSmithKline PLC, SP ADR	63,715	2,906,041
Johnson & Johnson	55,285	4,086,667
Medtronic, Inc.	109,040	5,081,264
Molson Coors Brewing Co., Class B	144,240	6,516,763
PepsiCo, Inc.	77,385	5,637,497
Procter & Gamble Co. (The)	56,870	4,274,349
Unilever NV, NY Shares	46,170	1,868,962

		44,201,124

Energy — 9.7%
Chevron Corp.	17,425	2,006,489
ConocoPhillips	56,815	3,295,270

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Devon Energy Corp.	64,675	$3,698,763
Exxon Mobil Corp.	55,120	4,959,146

		13,959,668

Financial — 21.7%
American Express Co.	58,510	3,440,973
Charles Schwab Corp. (The)	280,625	4,638,731
Chubb Corp. (The)	44,185	3,548,497
PNC Financial Services Group, Inc.	66,720	4,123,296
SunTrust Banks, Inc.	69,670	1,976,539
Torchmark Corp.	36,870	2,054,028
Travelers Cos., Inc. (The)	35,090	2,753,161
US Bancorp	130,345	4,314,420
Wells Fargo & Co.	122,085	4,252,221

		31,101,866

Industrial — 2.5%
Northrop Grumman Corp.	55,955	3,639,313

Technology — 6.4%
Dell, Inc.	271,685	3,597,109
Microsoft Corp.	203,335	5,585,612

		9,182,721

Utilities — 3.5%
Exelon Corp.	157,695	4,957,931

TOTAL COMMON STOCKS (Cost $126,003,349)		136,539,168

See accompanying Notes to Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 5.6%
Dreyfus Institutional Reserves Treasury Prime Fund	7,983,736	$7,983,736

TOTAL REGISTERED INVESTMENT COMPANY (Cost $7,983,736)		7,983,736

TOTAL INVESTMENTS - 100.8% (Cost $133,987,085)**		144,522,904
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(1,134,763)

NET ASSETS - 100.0%		$143,388,141

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$133,987,085

Gross unrealized appreciation	12,805,414
Gross unrealized depreciation	(2,269,595)

Net unrealized appreciation	$10,535,819

PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$136,539,168	$136,539,168	$—	$—
Registered Investment Company	$7,983,736	$7,983,736	$—	$—

Total Investments	$144,522,904	$144,522,904	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 90.2%
Airlines — 0.7%
Delta Air Lines Series 2010-2, Class B 6.75%, 05/23/2017 (a)	$200,000	$208,000

Banks — 24.0%
Ally Financial, Inc. 5.50%, 02/15/2017	400,000	430,031
Ally Financial, Inc. Callable 04/15/2013 at 100 7.38%, 11/15/2016	125,000	124,107
Citigroup, Inc. 1.25%, 01/15/2016	500,000	497,498
Citigroup, Inc. Callable 02/15/2023 at 100 5.90%, 12/29/2049 (b)	1,000,000	1,020,450
Fifth Third Capital Trust IV Callable 04/15/2017 at 100 6.50%, 04/15/2037 (b)	700,000	699,125
Goldman Sachs Group, Inc. 3.63%, 02/07/2016	250,000	264,616
Goldman Sachs Group, Inc. 2.38%, 01/22/2018	400,000	400,987
JPMorgan Chase & Co. 3.15%, 07/05/2016	300,000	317,412
JPMorgan Chase & Co. 1.20%, 01/25/2018 (c)	300,000	301,306
JPMorgan Chase & Co. Callable 04/30/2018 at 100 7.90%, 04/30/2018 (b)	350,000	402,640
Morgan Stanley 1.92%, 01/24/2014 (c)	300,000	302,341

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Morgan Stanley 5.50%, 07/28/2021	$497,000	$559,487
Morgan Stanley, Sr. Unsec. Notes 4.75%, 03/22/2017	250,000	273,048
Wachovia Capital Trust III Callable 03/22/2013 at 100 5.57%, 03/29/2049 (c)	635,000	635,000
Wells Fargo & Co. 2.10%, 05/08/2017	300,000	308,498
Wells Fargo & Co. 1.50%, 01/16/2018	250,000	249,381

		6,785,927

Beverage — 2.0%
Pepsico, Inc. 0.52%, 05/10/2013 (c)	250,000	250,091
Pepsico, Inc. 1.25%, 08/13/2017	300,000	299,710

		549,801

Biotechnology — 1.0%
Amgen, Inc. Callable 03/15/2021 at 100 4.10%, 06/15/2021	250,000	274,674

Chemicals — 1.9%
Dow Chemical Co. (The) 2.50%, 02/15/2016	150,000	155,763
E.I. Du Pont de Nemours & Co. 1.95%, 01/15/2016	200,000	206,065
Ecolab, Inc. 4.35%, 12/08/2021	150,000	166,419

		528,247

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — 16.8%
American Express Co., Sub Notes Callable 09/01/2016 at 100 6.80%, 09/01/2066 (b)	$300,000	$318,750
American Express Credit Corp. 1.75%, 06/12/2015	300,000	305,570
American Express Credit Corp. 2.38%, 03/24/2017	200,000	207,383
Caterpillar Financial Services Corp. 0.65%, 04/01/2014 (c)	145,000	145,420
Ford Motor Credit Co., LLC 3.00%, 06/12/2017	250,000	255,203
Ford Motor Credit Co., LLC 2.38%, 01/16/2018	400,000	394,707
Ford Motor Credit Co., LLC 5.75%, 02/01/2021	400,000	452,280
Ford Motor Credit Co., LLC 4.25%, 09/20/2022	500,000	512,500
General Electric Capital Corp. 3.10%, 01/09/2023	500,000	493,880
General Electric Capital Corp. Callable 12/15/2022 at 100 6.25%, 12/15/2049 (b)	250,000	272,892
General Electric Capital Corp. Callable 06/15/2022 at 100 7.13%, 12/29/2049 (b)	400,000	458,700

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
General Motors Financial Co., Inc. 4.75%, 08/15/2017 (a)	$250,000	$261,271
Goldman Sachs Capital I 6.35%, 02/15/2034	350,000	362,617
Merrill Lynch & Co., Inc. 6.88%, 11/15/2018	250,000	303,063

		4,744,236

Electronics — 1.0%
Jabil Circuit, Inc. 5.63%, 12/15/2020	250,000	271,250

Food — 0.9%
Kraft Foods Group, Inc. 2.25%, 06/05/2017	250,000	257,390

Healthcare-Products — 0.8%
Boston Scientific Corp. 4.50%, 01/15/2015	200,000	212,606

Healthcare-Services — 0.9%
UnitedHealth Group, Inc. Callable 11/15/2022 at 100 2.75%, 02/15/2023	250,000	246,864

Home Builders — 1.2%
DR Horton, Inc. Callable 06/15/2022 at 100 4.38%, 09/15/2022	350,000	348,250

Insurance — 10.2%
American International Group, Inc. Callable 05/15/2038 at 100 8.18%, 05/15/2068 (b)	500,000	650,000

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Berkshire Hathaway Finance Corp. 1.60%, 05/15/2017	$250,000	$252,567
Berkshire Hathaway, Inc. 1.55%, 02/09/2018	400,000	400,243
Lincoln National Corp. Callable 05/17/2016 at 100 7.00%, 05/17/2066 (b)	250,000	256,500
Lincoln National Corp. Callable 04/20/2017 at 100 6.05%, 04/20/2067 (b)	300,000	300,750
Prudential Financial, Inc. Callable 06/15/2023 at 100 5.63%, 06/15/2043 (b)	1,000,000	1,031,250

		2,891,310

Leisure Time — 1.1%
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/2016 (a)	300,000	320,308

Lodging — 0.9%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.95%, 03/01/2017	250,000	254,132

Media — 5.1%
Interpublic Group of Cos, Inc. 3.75%, 02/15/2023	500,000	489,051
NBC Universal Media, LLC 2.88%, 04/01/2016	200,000	209,934

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Media — (Continued)
Time Warner, Inc. 3.15%, 07/15/2015	$200,000	$211,105
Time Warner, Inc. 3.40%, 06/15/2022	250,000	256,354
Viacom, Inc. 3.88%, 12/15/2021	250,000	269,021

		1,435,465

Miscellaneous Manufacturing — 1.7%
General Electric Co. 2.70%, 10/09/2022	500,000	492,642

Oil & Gas — 3.0%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	200,000	229,387
Rowan Cos., Inc. Callable 03/01/2022 at 100 4.88%, 06/01/2022	350,000	379,060
Total Capital International SA 1.55%, 06/28/2017	250,000	251,785

		860,232

Packaging & Containers — 0.9%
Rock-Tenn Co. 4.00%, 03/01/2023 (a)	250,000	249,276

Pipelines — 2.3%
Energy Transfer Partners LP Callable 11/01/2022 at 100 3.60%, 02/01/2023	200,000	197,762
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.03%, 01/15/2068 (b)	235,000	269,075

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Pipelines — (Continued)
Plains All American Pipeline LP Callable 10/31/2022 at 100 2.85%, 01/31/2023	$200,000	$194,965

		661,802

REIT — 9.5%
BioMed Realty LP Callable 03/15/2016 at 100 3.85%, 04/15/2016	200,000	211,811
BioMed Realty LP Callable 04/15/2022 at 100 4.25%, 07/15/2022	200,000	205,602
CubeSmart LP Callable 04/15/2022 at 100 4.80%, 07/15/2022	200,000	218,076
DDR Corp. 5.50%, 05/01/2015	165,000	178,864
DDR Corp. 7.50%, 04/01/2017	200,000	238,948
DDR Corp. Callable 04/15/2022 at 100 4.63%, 07/15/2022	400,000	430,723
Digital Realty Trust LP 5.25%, 03/15/2021	250,000	277,206
Essex Portfolio LP Callable 05/15/2022 at 100 3.63%, 08/15/2022 (a)	400,000	393,345

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REIT — (Continued)
HCP, Inc. Callable 11/01/2019 at 100 2.63%, 02/01/2020	$200,000	$199,493
Realty Income Corp. Callable 07/15/2022 at 100 3.25%, 10/15/2022	350,000	341,017

		2,695,085

Retail — 1.6%
Macy’s Retail Holdings, Inc. 5.75%, 07/15/2014	200,000	213,529
Walgreen Co. 1.80%, 09/15/2017	250,000	250,638

		464,167

Semiconductors — 0.5%
Texas Instruments, Inc. 0.45%, 08/03/2015	150,000	149,333

Telecommunications — 2.2%
AT&T, Inc. Callable 09/01/2022 at 100 2.63%, 12/01/2022	250,000	241,760
Cisco Systems, Inc. 3.15%, 03/14/2017	150,000	161,365
Vodafone Group PLC 2.88%, 03/16/2016	200,000	211,190

		614,315

TOTAL CORPORATE BONDS AND NOTES (Cost $24,559,353)		25,515,312

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 5.8%
United States Treasury Notes — 5.8%
1.75%, 05/15/2022	$700,000	$691,906
2.00%, 02/15/2022	600,000	608,485
1.63%, 08/15/2022	350,000	340,512

		1,640,903

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,649,708)		1,640,903

TOTAL INVESTMENTS - 96.0% (Cost $26,209,061)*		27,156,215
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		1,133,997

NET ASSETS - 100.0%		$28,290,212

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2013, these securities amounted to $1,432,200 or 5.1% of net assets. These securities have been determined by the Adviser to be liquid securities.

Par Value	Value
(b)	Fix-to Float Bond. Rate shown is as of January 31, 2013.
(c)	Variable or Floating Rate Security. Rate shown is as of January 31, 2013.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$26,209,061

Gross unrealized appreciation	1,029,090
Gross unrealized depreciation	(81,936)

Net unrealized appreciation	$947,154

REIT	Real Estate Investment Trust
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$25,515,312	$—	$25,515,312	$—
U.S. Treasury Obligations	1,640,903	—	1,640,903	—

Total Investments	$27,156,215	$—	$27,156,215	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.6%
Basic Materials — 2.2%
Albemarle Corp.	26	$1,594
Axiall Corp.*	14	787
Balchem Corp.	31	1,159
Buckeye Technologies, Inc.	62	1,782
CF Industries Holdings, Inc.	776	177,836
Freeport-McMoRan Copper & Gold, Inc.	26	916
Gold Resource Corp.	4,255	58,294
Huntsman Corp.	48	846
Innophos Holdings, Inc.	14	709
International Flavors & Fragrances, Inc.	281	19,791
Kaiser Aluminum Corp.	18	1,119
Kronos Worldwide, Inc.	2,513	48,727
Minerals Technologies, Inc.	1,982	81,995
Monsanto Co.	11	1,115
Mosaic Co. (The)*	18	1,102
NewMarket Corp.	293	74,762
Newmont Mining Corp.	13	558
Olin Corp.	52	1,210
PolyOne Corp.	40	874
PPG Industries, Inc.*	402	55,424
Reliance Steel & Aluminum Co.	12	777
Schweitzer-Mauduit International, Inc.	2,888	117,657
Sherwin-Williams Co. (The)	5	811
Sigma-Aldrich Corp.	11	851
Southern Copper Corp.	2,831	111,513
Stepan Co.	29	1,701
Valspar Corp.	192	12,726
Westlake Chemical Corp.	749	68,803
WR Grace & Co.*	1,820	130,676

		976,115

Communications — 8.6%
ADTRAN, Inc.	1,323	26,725
AMC Networks, Inc., Class A*	720	41,018
Amdocs Ltd. (Channel Islands)	4,040	144,188
Anixter International, Inc.	484	32,564
AOL, Inc.	1,787	54,772
Arris Group, Inc.*	69	1,140
AT&T, Inc.	20	696
BroadSoft, Inc.*	18	611
Cablevision Systems Corp., Class A	40	586
CBS Corp., Class B, non-voting shares	2,536	105,802

	Number of Shares	Value

COMMON STOCKS — (Continued)
Communications — (Continued)
Cisco Systems, Inc.	8,855	$182,147
Comcast Corp., Class A	566	21,553
DIRECTV*	1,810	92,563
Discovery Communications, Inc., Class A*	26	1,804
DISH Network Corp., Class A	41	1,528
Expedia, Inc.	2,300	150,075
F5 Networks, Inc.*	235	24,647
Factset Research Systems, Inc.	210	19,429
Frontier Communications Corp.	186	850
Gannett Co., Inc.	7,370	144,673
Groupon, Inc.*	1,033	5,682
Harris Corp.	2,987	137,999
IAC/InterActiveCorp.	2,944	121,440
InterDigital, Inc.	3,367	146,094
Interpublic Group of Cos., Inc. (The)	13,070	158,278
IPG Photonics Corp.	14	917
John Wiley & Sons, Inc.	2,688	102,950
Kayak Software Corp.*	23	929
Liberty Media Corp.*	—	34
Liquidity Services, Inc.*	3,207	102,207
McGraw-Hill Cos., Inc. (The)	2,980	171,410
Meredith Corp.	3,914	141,922
MetroPCS Communications, Inc.*	47	471
Motorola Solutions, Inc.	1,815	105,978
Netgear, Inc.*	2,709	95,113
NeuStar, Inc., Class A*	2,507	113,166
New York Times Co. (The), Class A*	1,954	17,312
News Corp., Class A	3,699	102,610
Nielsen Holdings NV (Netherlands)*	23	748
Omnicom Group, Inc.	2,417	131,195
OpenTable, Inc.*	16	843
Plantronics, Inc.	3,358	138,081
priceline.com, Inc.*	2	1,371
Ruckus Wireless, Inc.*	24	565
Sapient Corp.*	809	9,797
Scholastic Corp.	4,631	137,355
Scripps Networks Interactive, Inc., Class A	728	44,969
Starz - Liberty Capital*	1,857	29,606
Symantec Corp.*	1,262	27,474
TIBCO Software, Inc.*	17	398
Time Warner Cable, Inc.	56	5,003
Time Warner, Inc.	2,395	120,995

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Communications — (Continued)
TripAdvisor, Inc.*	68	$3,147
Ubiquiti Networks, Inc.	11,741	151,224
ValueClick, Inc.*	8,640	176,861
VeriSign, Inc.*	784	34,033
Viacom, Inc., Class B	2,584	155,944
Walt Disney Co. (The)	14	754
Washington Post Co. (The), Class B	110	42,425
Yahoo!, Inc.*	58	1,139
Zillow, Inc., Class A*	19	719

		3,786,529

Consumer, Cyclical — 15.6%
Advance Auto Parts, Inc.	1,687	124,028
Aeropostale, Inc.*	8,011	108,389
Alaska Air Group, Inc.*	14	646
Allegiant Travel Co.	18	1,340
Allison Transmission Holdings, Inc.	1,087	24,218
American Eagle Outfitters, Inc.	5,470	110,549
ANN, Inc.*	3,199	98,657
Arrow Electronics, Inc.*	2,318	89,058
Ascena Retail Group, Inc.*	33	559
AutoZone, Inc.*	258	95,383
Bally Technologies, Inc.*	1,123	54,084
Beacon Roofing Supply, Inc.*	53	1,915
Bed Bath & Beyond, Inc.*	1,967	115,463
Big Lots, Inc.*	930	29,900
BorgWarner, Inc.*	785	58,231
Brinker International, Inc.	388	12,703
Brunswick Corp.	180	6,509
Buckle, Inc. (The)	3,142	146,983
Carter’s, Inc.*	34	2,048
Cash America International, Inc.	2,827	135,442
Cheesecake Factory, Inc. (The)	20	663
Chico’s FAS, Inc.	4,255	76,292
Childrens Place Retail Stores, Inc. (The)*	1,336	66,586
Choice Hotels International, Inc.	547	19,714
Churchill Downs, Inc.	10	647
Cinemark Holdings, Inc.	381	10,721
Cintas Corp.	915	38,668
Coach, Inc.	2,441	124,491
Coinstar, Inc.*	2,476	125,979
Cooper Tire & Rubber Co.	264	6,721
Copart, Inc.*	603	21,654

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Cracker Barrel Old Country Store, Inc.	9	$583
Crocs, Inc.*	7,148	106,219
CVS Caremark Corp.	1,991	101,939
Dana Holding Corp.	50	804
Deckers Outdoor Corp.*	36	1,438
Delta Air Lines, Inc.*	99	1,375
Dick’s Sporting Goods, Inc.	400	19,036
Dillard’s, Inc., Class A	18	1,519
DineEquity, Inc.*	1,078	78,974
Dolby Laboratories, Inc., Class A	4,808	155,346
Dollar General Corp.*	1,293	59,762
Dollar Tree, Inc.*	2,190	87,578
Domino’s Pizza, Inc.	1,432	66,688
Dorman Products, Inc.	41	1,420
DR Horton, Inc.	5	118
DSW, Inc., Class A	917	61,375
Dunkin’ Brands Group, Inc.	13	475
Express, Inc.*	10,474	192,512
EZCORP, Inc., Class A*	7,140	158,508
Family Dollar Stores, Inc.	9	510
Finish Line, Inc. (The), Class A	1,180	21,995
Foot Locker, Inc.	3,085	105,970
Ford Motor Co.	33	427
Fossil, Inc.*	679	71,689
Francesca’s Holdings Corp.*	27	767
GameStop Corp., Class A	7,362	170,798
Gap, Inc. (The)	3,670	119,936
General Motors Co.*	1,263	35,478
Genesco, Inc.*	19	1,184
Genuine Parts Co.	901	61,295
GNC Holdings, Inc., Class A	1,942	69,795
Goodyear Tire & Rubber Co. (The)*	40	550
Group 1 Automotive, Inc.	12	813
Guess?, Inc.	4,201	113,805
Harman International Industries, Inc.	18	806
Hasbro, Inc.	2,485	92,864
Herman Miller, Inc.	4,469	110,384
Hibbett Sports, Inc.*	1,128	59,400
Home Depot, Inc.	15	1,004
HSN, Inc.	2,434	145,066
Iconix Brand Group, Inc.*	1,239	29,798
Ingram Micro, Inc., Class A*	87	1,582
International Game Technology	5,533	85,042

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Interval Leisure Group, Inc.	4,143	$82,031
Jos. A. Bank Clothiers, Inc.*	585	23,716
KB Home*	18	343
Kohl’s Corp.	137	6,342
Lear Corp.	189	9,261
Lennar Corp., Class A	13	540
Limited Brands, Inc.	1,642	78,849
Macy’s, Inc.	1,904	75,227
Marriott International, Inc., Class A	16	640
Mattel, Inc.	1,746	65,702
McDonald’s Corp.	267	25,442
MDC Holdings, Inc.	8	315
Men’s Wearhouse, Inc. (The)	29	880
MSC Industrial Direct Co., Class A	990	78,329
Newell Rubbermaid, Inc.	2,943	69,102
NIKE, Inc., Class B	14	757
Nordstrom, Inc.	783	43,245
O’Reilly Automotive, Inc.*	694	64,299
Oshkosh Corp.*	3,456	135,406
Owens & Minor, Inc.	33	1,010
PACCAR, Inc.	8	376
Papa John’s International, Inc.*	31	1,739
Penske Automotive Group, Inc.	27	889
PetSmart, Inc.	533	34,864
Pier 1 Imports, Inc.	1,173	25,442
Polaris Industries, Inc.	776	67,582
Pool Corp.	34	1,558
Pulte Group, Inc.*	25	518
PVH Corp.	12	1,426
Ralph Lauren Corp.	237	39,456
Regis Corp.	2,189	38,855
Ross Stores, Inc.	2,075	123,878
Ryland Group, Inc. (The)	15	596
Sally Beauty Holdings, Inc.*	3,184	84,503
Select Comfort Corp.*	5,049	111,179
Sonic Automotive, Inc., Class A	32	777
Spirit Airlines, Inc.*	7,327	142,071
Standard Pacific Corp.*	69	573
Staples, Inc.	10,676	143,912
Steelcase, Inc., Class A	1,189	16,206
Steven Madden, Ltd.*	2,493	114,877
Target Corp.	10	604
Tempur-Pedic International, Inc.*	3,637	141,698
Tenneco, Inc.*	52	1,818

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Texas Roadhouse, Inc.	43	$756
Thor Industries, Inc.	3,622	152,414
TJX Cos., Inc.	2,575	116,338
Toll Brothers, Inc.*	7	262
Toro Co. (The)	23	1,013
TRW Automotive Holdings Corp.*	2,380	137,159
Unifirst Corp.	10	817
United Stationers, Inc.	2,068	68,947
US Airways Group, Inc.*	150	2,142
Vera Bradley, Inc.*	2,643	66,841
VF Corp.	5	738
Vitamin Shoppe, Inc.*	10	611
WABCO Holdings, Inc.*	1,161	72,748
Walgreen Co.	676	27,013
Wal-Mart Stores, Inc.	10	700
Warnaco Group, Inc.*	840	61,496
WESCO International, Inc.*	974	71,034
Whirlpool Corp.	278	32,076
Williams-Sonoma, Inc.	1,347	59,268
WMS Industries, Inc.*	28	693
Wolverine World Wide, Inc.	142	6,106
WW Grainger, Inc.	93	20,257
Wyndham Worldwide Corp.	26	1,451
Yum! Brands, Inc.	12	779

		6,863,360

Consumer, Non-cyclical — 23.2%
Aaron’s, Inc.*	15	445
Abbott Laboratories	1,247	42,248
ABM Industries, Inc.	1,646	36,080
Acacia Research Corp.*	2,135	54,507
Acorda Therapeutics, Inc.*	67	1,935
Aetna, Inc.	4,011	193,451
Align Technology, Inc.*	23	721
Allergan, Inc.	7	735
Altria Group, Inc.	4,370	147,182
AmerisourceBergen Corp.	3,693	167,551
Amgen, Inc.	1,317	112,551
Apollo Group, Inc., Class A*	7,313	147,869
Arbitron, Inc.	3,417	160,257
Automatic Data Processing, Inc.	536	31,779
Avery Dennison Corp.	30	1,155
Avon Products, Inc.	40	679
B&G Foods, Inc.	59	1,870
Baxter International, Inc.	1,068	72,453

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Becton Dickinson & Co.	632	$53,113
Biogen Idec, Inc.*	4	624
Bio-Rad Laboratories, Inc., Class A*	14	1,593
Booz Allen Hamilton Holding Corp.	10,622	147,221
Brink’s Co. (The)*	30	895
Bruker Corp.*	51	860
Campbell Soup Co.	1,078	39,573
Cardinal Health, Inc.	2,807	122,975
Catamaran Corp. (Canada)*	1	30
Celgene Corp.*	11	1,089
Centene Corp.*	1,457	62,884
Chemed Corp.	2,196	165,908
Church & Dwight Co., Inc.	22	1,271
CIGNA Corp.	8	467
Clorox Co. (The)	520	40,773
Coca-Cola Co. (The)	20	745
Coca-Cola Enterprises, Inc.	1,638	57,117
Colgate-Palmolive Co.	18	1,933
ConAgra Foods, Inc.	2,156	70,480
Convergys Corp.	5,386	91,670
CoreLogic, Inc.*	40	1,050
The Corporate Executive Board Co.	86	4,309
Coventry Health Care, Inc.	3,328	152,522
Covidien PLC (Ireland)	1,043	65,021
CR Bard, Inc.	1,081	110,338
Cubist Pharmaceuticals, Inc.*	2,900	124,816
Cyberonics, Inc.*	26	1,127
DaVita, Inc.*	529	61,052
Dean Foods Co.*	2,430	44,493
Deluxe Corp.	5,173	190,315
DeVry, Inc.	690	17,367
Dr Pepper Snapple Group, Inc.	2,510	113,126
Eli Lilly & Co.	2,965	159,191
Endo Pharmaceuticals Holdings, Inc.*	5,507	174,352
Equifax, Inc.	559	32,813
Euronet Worldwide, Inc.*	32	783
Express Scripts Holding Co.*	17	908
FleetCor Technologies, Inc.*	25	1,496
Fresh Del Monte Produce, Inc. (Cayman Islands)	27	711
FTI Consulting, Inc.*	2,847	92,528
Gartner, Inc.*	31	1,597
General Mills, Inc.	1,346	56,451
Genpact, Ltd. (Bermuda)	53	888

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Global Payments, Inc.	2,369	$116,697
Globus Medical, Inc.*	2,216	28,320
Grand Canyon Education, Inc.*	31	740
Harris Teeter Supermarkets, Inc.	23	954
HCA Holdings, Inc.	47	1,770
Health Management Associates, Inc., Class A*	118	1,232
Health Net, Inc.*	4,223	114,866
HealthSouth Corp.*	3,761	89,737
Heartland Payment Systems, Inc.	3,341	106,110
Helen of Troy Ltd. (Bermuda)*	44	1,593
Henry Schein, Inc.*	11	950
Hershey Co. (The)	7	556
Hertz Global Holdings, Inc.*	33	603
Hill-Rom Holdings, Inc.	2,378	78,902
Hillshire Brands Co.	1,586	49,134
HJ Heinz Co.	14	849
Hormel Foods Corp.	1,726	59,737
Humana, Inc.	2,349	174,672
IDEXX Laboratories, Inc.*	6	571
Impax Laboratories, Inc.*	3,742	75,439
Ingredion, Inc.	17	1,123
Intuitive Surgical, Inc.*	1	574
J&J Snack Foods Corp.	417	28,419
Jarden Corp.*	1,225	72,079
JM Smucker Co. (The)	309	27,387
Johnson & Johnson	1,048	77,468
Kellogg Co.	17	994
Kimberly-Clark Corp.	7	627
Kraft Foods Group, Inc.	1,325	61,242
Kroger Co. (The)	14	388
Laboratory Corp. of America Holdings*	1,498	134,071
Lancaster Colony Corp.	536	38,303
Lender Processing Services, Inc.	5,617	135,033
Life Technologies Corp.*	38	2,458
Lorillard, Inc.	3,933	153,662
Magellan Health Services, Inc.*	3,247	166,571
Manpower, Inc.	844	43,466
Masimo Corp.	1,863	37,819
MasterCard, Inc., Class A	57	29,549
MAXIMUS, Inc.	26	1,783
McCormick & Co., Inc., non-voting shares	11	686

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
McKesson Corp.	1,136	$119,541
Mead Johnson Nutrition Co.	9	684
Medicines Co. (The)*	28	837
MEDNAX, Inc.*	1,876	160,511
Medtronic, Inc.	3,127	145,718
Merck & Co., Inc.	1,217	52,635
Molina Healthcare, Inc.*	1,132	32,500
Mondelez International, Inc., Class A	34	945
MoneyGram International, Inc.*	15	207
Monster Beverage Corp.*	343	16,430
Morningstar, Inc.	15	1,015
Mylan, Inc.*	541	15,294
Myriad Genetics, Inc.*	5,773	156,217
Omnicare, Inc.	1,361	53,011
Patterson Cos., Inc.	602	21,750
Paychex, Inc.	2,999	97,857
PDL BioPharma, Inc.	21,621	148,752
PepsiCo, Inc.	511	37,226
Perrigo Co.	7	704
Pfizer, Inc.	2,908	79,330
Pharmacyclics, Inc.*	41	2,843
Philip Morris International, Inc.	1,064	93,802
Post Holdings, Inc.*	34	1,292
Prestige Brands Holdings, Inc.*	4,716	101,158
Procter & Gamble Co. (The)	14	1,052
PSS World Medical, Inc.*	48	1,389
Quest Diagnostics, Inc.	2,165	125,462
Questcor Pharmaceuticals, Inc.	3,976	101,308
ResMed, Inc.	16	701
Reynolds American, Inc.	3,331	146,497
Robert Half International, Inc.	2,708	95,430
Rollins, Inc.*	49	1,211
RR Donnelley & Sons Co.	8,080	74,336
Safeway, Inc.	41	789
SAIC, Inc.	13,119	158,740
Salix Pharmaceuticals, Ltd.*	15	718
Scotts Miracle-Gro Co. (The), Class A	15	656
Select Medical Holdings Corp.	11,036	107,491
Service Corp. International	46	687
Sirona Dental Systems, Inc.*	14	931
Smithfield Foods, Inc.*	44	1,026
Spectrum Brands Holdings, Inc.	1,677	84,923
St Jude Medical, Inc.	1,980	80,586
STERIS Corp.	1,838	69,348

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Stryker Corp.	1,938	$121,416
Sysco Corp.	37	1,175
Techne Corp.	935	67,021
Teleflex, Inc.	196	14,700
TeleTech Holdings, Inc.*	72	1,346
Thoratec Corp.*	633	23,123
Total System Services, Inc.	4,104	95,418
Towers Watson & Co., Class A	799	48,803
Tupperware Brands Corp.	1,771	134,950
Tyson Foods, Inc., Class A*	120	2,654
United Therapeutics Corp.*	2,628	141,623
UnitedHealth Group, Inc.	3,020	166,734
Universal American Corp.	22	206
Universal Corp.	125	6,798
Universal Health Services, Inc., Class B	37	2,096
Valassis Communications, Inc.	6,562	184,130
Varian Medical Systems, Inc.*	1,377	97,285
VCA Antech, Inc.*	2,845	61,452
Vector Group, Ltd.	8,002	124,351
Verisk Analytics, Inc., Class A*	35	1,931
ViroPharma, Inc.*	7,138	190,299
Warner Chilcott PLC, Class A (Ireland)	12,325	174,645
Weight Watchers International, Inc.	2,633	140,787
Weis Markets, Inc.	15	604
WellCare Health Plans, Inc.*	3,351	169,929
WellPoint, Inc.	2,810	182,144
Western Union Co. (The)	10,278	146,256
Zimmer Holdings, Inc.	1,712	127,715

		10,182,208

Energy — 1.7%
Alon USA Energy, Inc.	101	1,982
C&J Energy Services, Inc.*	3,502	80,231
CARBO Ceramics, Inc.	7	561
Chevron Corp.	183	21,072
Cloud Peak Energy, Inc.*	32	560
ConocoPhillips	38	2,204
CVR Energy, Inc.	108	6,345
Delek US Holdings, Inc.	851	28,908
Diamond Offshore Drilling, Inc.	18	1,352
Exxon Mobil Corp.	20	1,799

Forum Energy Technologies, Inc.*	721	18,393
Halliburton Co.	58	2,359

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helix Energy Solutions Group, Inc.*	131	$3,107
Helmerich & Payne, Inc.	9	579
Hess Corp.	15	1,007
HollyFrontier Corp.	3,124	163,135
Key Energy Services, Inc.*	105	854
Marathon Oil Corp.	37	1,244
Marathon Petroleum Corp.	1,239	91,946
MRC Global, Inc.*	100	3,073
Murphy Oil Corp.	11	655
Nabors Industries, Ltd. (Bermuda)*	40	667
National Oilwell Varco, Inc.	9	667
Occidental Petroleum Corp.	6	530
Oil States International, Inc.*	17	1,319
Patterson-UTI Energy, Inc.	33	671
Phillips 66	122	7,390
RPC, Inc.	7,552	113,053
Stone Energy Corp.*	23	518
Tesoro Corp.	581	28,289
Valero Energy Corp.	48	2,099
W&T Offshore, Inc.	24	422
Western Refining, Inc.	5,532	186,041

		773,032

Financial — 18.6%
Aflac, Inc.	2,544	134,985
Alexander’s, Inc. REIT	1	333
Alleghany Corp.*	382	137,745
Allied World Assurance Co. Holdings, AG (Switzerland)	1,430	121,307
Allstate Corp. (The)	3,937	172,834
Alterra Capital Holdings, Ltd. (Bermuda)	20	609
American Capital, Ltd.*	12,349	164,983
American Express Co.	9	529
American Financial Group, Inc.	2,570	109,379
American International Group, Inc.*	984	37,225
American National Insurance Co.	1,792	138,360
Apollo Investment Corp.	16,389	147,501
Arch Capital Group, Ltd. (Bermuda)	11	511
Aspen Insurance Holdings, Ltd. (Bermuda)*	2,680	91,415
Associated Banc-Corp.	43	614
Assurant, Inc.	4,304	164,585
Axis Capital Holdings, Ltd. (Bermuda) .	3,052	116,800
BancorpSouth, Inc.	5,343	77,474

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Bank of America Corp.	1,539	$17,421
Bank of Hawaii Corp.	35	1,683
BankUnited, Inc.	4,297	115,589
BB&T Corp.	4,355	131,869
Berkshire Hathaway Inc., Class B*	6	582
BlackRock, Inc.	3	709
BOK Financial Corp.	1,953	109,466
Brandywine Realty Trust REIT	25	318
BRE Properties, Inc. REIT	8	407
Calamos Asset Management, Inc., Class A	49	511
Capital One Financial Corp.	27	1,521
CapitalSource, Inc.	166	1,346
Capitol Federal Financial, Inc.	66	776
Capstead Mortgage Corp. REIT	29	359
Carlyle Group LP (The)	1,685	52,639
Cathay General Bancorp	7,315	141,984
Charles Schwab Corp. (The)*	55	909
Chubb Corp. (The)	7	562
Citigroup, Inc.	804	33,897
City National Corp.	2,239	118,577
CME Group, Inc.	13	752
CNA Financial Corp.	2,316	72,143
Cohen & Steers, Inc.	63	2,072
Colonial Properties Trust REIT	8	175
Comerica, Inc.	3,930	135,035
Commerce Bancshares, Inc.	2,385	89,557
CommonWealth REIT	12	197
Community Bank System, Inc.	302	8,577
Corporate Office Properties Trust REIT	8	212
Credit Acceptance Corp.*	21	2,091
Cullen/Frost Bankers, Inc.	8	471
CVB Financial Corp.	47	517
DDR Corp. REIT	17	282
Discover Financial Services	1,746	67,029
East West Bancorp, Inc.	4,359	102,219
EastGroup Properties, Inc. REIT	9	504
Eaton Vance Corp.	29	1,050
Enstar Group, Ltd. (Bermuda)*	6	738
Equity Lifestyle Properties, Inc. REIT	3	215
Erie Indemnity Co., Class A	2,251	160,586
EverBank Financial Corp.	43	627
Everest Re Group, Ltd. (Bermuda)	1,225	141,867

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Federal Realty Investment Trust REIT	3	$318
Federated Investors, Inc., Class B	857	20,277
Fidelity National Financial, Inc., Class A	1,325	33,258
Fifth Third Bancorp	10,310	167,950
First American Financial Corp.	5,244	125,279
First Citizens BancShares, Inc., Class A	3	523
First Financial Bankshares, Inc.	13	534
First Niagara Financial Group, Inc.	828	6,492
First Republic Bank	401	14,312
FirstMerit Corp.	6,405	97,548
FNB Corp.	5,858	67,894
Franklin Resources, Inc.	14	1,916
Fulton Financial Corp.	7,462	81,261
GAMCO Investors, Inc., Class A	11	620
General Growth Properties, Inc. REIT	14	273
Genworth Financial, Inc., Class A*	25,864	237,173
Goldman Sachs Group, Inc. (The)	4	591
Greenhill & Co., Inc.	15	884
Hancock Holding Co.	539	16,289
Hanover Insurance Group, Inc. (The)	2,537	105,438
HCC Insurance Holdings, Inc.	19	735
HCP, Inc. REIT	7	325
Health Care, Inc. REIT	7	440
Healthcare Realty Trust, Inc. REIT	11	280
Host Hotels & Resorts, Inc. REIT	29	487
Hudson City Bancorp, Inc.	170	1,454
Huntington Bancshares, Inc.	314	2,185
IntercontinentalExchange, Inc.*	4	555
International Bancshares Corp.	24	469
Invesco, Ltd. ADR (Bermuda)	789	21,500
Investors Bancorp, Inc.	1,675	29,564
Janus Capital Group, Inc.	16,754	155,812
Jefferies Group, Inc.	38	757
Jones Lang LaSalle, Inc.	26	2,396
JPMorgan Chase & Co.	2,913	137,057
KeyCorp.	16,964	159,462
Kimco Realty Corp. REIT	12	249
Legg Mason, Inc.	44	1,217
Lexington Realty Trust REIT	21	231
Lincoln National Corp.	21	609
LPL Financial Holdings, Inc.	1,900	63,270
M&T Bank Corp.	733	75,272

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Markel Corp.*	1	$476
Marsh & McLennan Cos., Inc.	1,911	67,802
MB Financial, Inc.	6,312	141,199
Mercury General Corp.	1,456	57,658
MetLife, Inc.	176	6,572
MFA Financial, Inc. REIT	32	288
Montpelier Re Holdings, Ltd. (Bermuda)	6,480	157,982
Morgan Stanley	1,239	28,311
NASDAQ OMX Group, Inc. (The)	1,280	36,250
National Health Investors, Inc. REIT	5	318
National Penn Bancshares, Inc.	54	526
National Retail Properties, Inc. REIT	10	320
Nationstar Mortgage Holdings, Inc.*	36	1,299
Nelnet, Inc., Class A	29	882
New York Community Bancorp, Inc.	6,413	85,614
Northwest Bancshares, Inc.	901	10,992
NYSE Euronext	2,178	75,293
Old National Bancorp	7,955	106,279
Omega Healthcare Investors, Inc. REIT	11	281
OneBeacon Insurance Group, Ltd., Class A	78	1,065
Park National Corp.	8	524
People’s United Financial, Inc.	5,967	73,454
Platinum Underwriters Holdings, Ltd. (Bermuda)	3,066	149,406
PNC Financial Services Group, Inc.	8	494
Popular, Inc.*	1,848	49,606
Portfolio Recovery Associates, Inc.*	391	41,817
Post Properties, Inc. REIT	4	194
Primerica, Inc.	15	493
Principal Financial Group, Inc.	18	558
PrivateBancorp, Inc.	6,925	118,902
ProAssurance Corp.	1,970	88,729
Progressive Corp. (The)	23	517
Prospect Capital Corp.	4,556	51,392
Prosperity Bancshares, Inc.	13	586
Protective Life Corp.	61	1,930
PS Business Parks, Inc. REIT	5	357
Public Storage REIT	3	462
Regions Financial Corp.	173	1,346
Reinsurance Group of America, Inc.	307	17,619

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
RenaissanceRe Holdings, Ltd. (Bermuda)	1,575	$134,883
Rouse Properties, Inc. REIT	1	10
Signature Bank*	231	17,078
SLM Corp.	8,407	141,994
StanCorp Financial Group, Inc.	12	467
State Street Corp.	467	25,989
Sterling Financial Corp.	24	518
Stifel Financial Corp.*	3,989	146,995
SunTrust Banks, Inc.	5,354	151,893
Susquehanna Bancshares, Inc.	8,123	92,765
SVB Financial Group*	1,064	70,618
Symetra Financial Corp.	7,407	103,328
Synovus Financial Corp.	286	738
T. Rowe Price Group, Inc.	17	1,215
Tanger Factory Outlet Centers REIT	6	213
Taubman Centers, Inc. REIT	3	244
TD Ameritrade Holding Corp.	56	1,086
Texas Capital Bancshares, Inc.*	2,340	96,876
TFS Financial Corp.*	51	522
Torchmark Corp.	10	557
Travelers Cos., Inc. (The)	10	785
Trustmark Corp.	1,566	36,222
UDR, Inc. REIT	11	263
UMB Financial Corp.	561	24,835
Umpqua Holdings Corp.	9,935	125,578
United Bankshares, Inc.	415	10,578
US Bancorp	3,322	109,958
Validus Holdings, Ltd. (Bermuda)	3,179	115,747
Valley National Bancorp	6,712	65,710
Virtus Investment Partners, Inc.*	15	2,235
Visa, Inc., Class A	76	12,001
Vornado Realty Trust REIT	3	253
Waddell & Reed Financial, Inc., Class A	14	556
Washington Federal, Inc.	30	528
Washington REIT	9	256
Webster Financial Corp.	6,398	142,356
Weingarten Realty Investors REIT	12	346
Wells Fargo & Co.	3,646	126,990
Westamerica Bancorporation	10	444
Weyerhaeuser Co. REIT	18	542
White Mountains Insurance Group, Ltd. (Bermuda)	63	34,692

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Wintrust Financial Corp.	2,372	$87,930
World Acceptance Corp.*	1,009	78,248
WR Berkley Corp.	718	29,560
Zions Bancorporation	1,121	26,142

		8,166,923

Industrial — 14.1%
3M Co.	814	81,848
Actuant Corp., Class A	3,568	105,185
Acuity Brands, Inc.	420	28,896
AECOM Technology Corp.*	4,170	106,627
AGCO Corp.*	17	901
Agilent Technologies, Inc.	1,640	73,439
Alliant Techsystems, Inc.	1,984	128,404
Amerco, Inc.	5	672
AMETEK, Inc.	49	2,009
Amphenol Corp., Class A	19	1,284
Applied Industrial Technologies, Inc.	49	2,154
Avnet, Inc.*	335	11,846
AVX Corp.	6,417	73,090
B/E Aerospace, Inc.*	17	875
Babcock & Wilcox Co. (The)	30	799
Ball Corp.	227	10,106
Belden, Inc.	479	23,064
Boeing Co. (The)	332	24,525
Brady Corp., Class A	3,581	124,941
C.H. Robinson Worldwide, Inc.	351	23,219
Carlisle Cos., Inc.	775	49,716
Caterpillar, Inc.	8	787
Chicago Bridge & Iron Co. NV (Netherlands)	3,036	154,259
CLARCOR Inc.	785	39,611
Cognex Corp.	887	35,178
Coherent, Inc.	11	610
Con-way, Inc.	27	847
Crane Co.	2,787	140,130
CSX Corp.	39	859
Cummins, Inc.	240	27,559
Curtiss-Wright Corp.	18	642
Danaher Corp.	195	11,686
Darling International, Inc.*	6,481	109,334
Deere & Co.	5	470
Donaldson Co., Inc.	30	1,128
Dover Corp.	1,479	102,317
Eaton Corp. PLC (Ireland)	487	27,735

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
EMCOR Group, Inc.	2,221	$80,689
Emerson Electric Co.	1,796	102,821
Energizer Holdings, Inc.	1,165	101,367
EnerSys*	1,779	72,814
Esterline Technologies Corp.*	532	35,319
Expeditors International of Washington, Inc.	1,669	71,600
FedEx Corp.	9	913
FEI Co.	12	732
FLIR Systems, Inc.	3,298	78,393
Flowserve Corp.	339	53,145
Fluor Corp.	2,378	154,166
Foster Wheeler AG (Switzerland)*	5,926	154,728
Gardner Denver, Inc.	1,465	103,092
Garmin, Ltd. (Switzerland)	3,431	130,001
GATX Corp.	10	474
Generac Holdings, Inc.	73	2,714
General Cable Corp.*	47	1,580
General Dynamics Corp.	2,075	137,572
General Electric Co.	22	490
Gentex Corp.	2,849	54,501
Graco, Inc.	33	1,888
Greif, Inc., Class A	644	30,255
Heartland Express, Inc.	81	1,120
Hillenbrand, Inc.	5,307	131,348
Honeywell International, Inc.	1,363	93,011
Hub Group, Inc., Class A*	49	1,804
Hubbell, Inc., Class B	1,072	97,606
Huntington Ingalls Industries, Inc.	23	1,019
IDEX Corp.	1,422	70,944
Illinois Tool Works, Inc.	1,367	85,889
Ingersoll-Rand PLC (Ireland)	1,450	74,516
InvenSense, Inc.*	49	715
Itron, Inc.*	1,009	46,808
ITT Corp.	2,735	70,235
Jabil Circuit, Inc.	42	794
Jacobs Engineering Group, Inc.*	2,630	126,529
Joy Global, Inc.	1,765	111,495
KBR, Inc.*	1,987	62,034
Kennametal, Inc.	32	1,312
L-3 Communications Holdings, Inc.	1,508	114,487
Landstar System, Inc.	964	54,987
Lincoln Electric Holdings, Inc.	1,921	103,600
Lindsay Corp.	401	37,309

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Littelfuse, Inc.	998	$63,882
Lockheed Martin Corp.	1,565	135,952
McDermott International, Inc. (Panama)*	67	815
Middleby Corp.*	10	1,414
Mine Safety Appliances Co.	1,305	60,317
Molex, Inc.	33	896
Nordson Corp.	17	1,150
Norfolk Southern Corp.	12	826
Northrop Grumman Corp.	2,348	152,714
Owens-Illinois, Inc.*	58	1,380
Packaging Corp. of America	23	884
Parker Hannifin Corp.	1,079	100,315
Plexus Corp.*	30	766
Precision Castparts Corp.	5	917
Raven Industries, Inc.	1,183	31,858
Raytheon Co.	2,867	151,034
RBC Bearings, Inc.*	14	738
Regal-Beloit Corp.	22	1,632
Robbins & Myers, Inc.	2,588	150,829
Rockwell Automation, Inc.	1,203	107,296
Rockwell Collins, Inc.	1,303	76,721
Roper Industries, Inc.	17	1,997
Sauer-Danfoss, Inc.	3,004	161,225
Snap-on, Inc.	945	76,564
Spirit Aerosystems Holdings, Inc., Class A*	40	638
Stericycle, Inc.*	7	660
Sturm Ruger & Co., Inc.	2,561	130,022
Swift Transportation Co.*	68	929
TE Connectivity, Ltd.	64	2,488
Tech Data Corp.*	354	18,022
Terex Corp.*	1,696	54,916
Tetra Tech, Inc.*	2,459	70,475
Timken Co.	1,982	106,255
TransDigm Group, Inc.	7	948
Trimas Corp.*	50	1,544
Trinity Industries, Inc.	12	476
Triumph Group, Inc.	535	37,648
Union Pacific Corp.	6	789
United Parcel Service, Inc., Class B	234	18,554
Valmont Industries, Inc.	13	1,894
Vishay Intertechnology, Inc.*	2,481	27,266
Wabtec Corp.	770	72,087

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Waters Corp.*	47	$4,304
Watts Water Technologies, Inc., Class A	930	42,873
Xylem, Inc.	496	13,853
Zebra Technologies Corp., Class A*	2,690	116,423

		6,188,754

Technology — 12.6%
Accenture PLC, Class A (Ireland)	2,185	157,080
ACI Worldwide, Inc.*	21	998
Activision Blizzard, Inc.	12,604	143,560
Acxiom Corp.*	3,204	56,807
Adobe Systems, Inc.*	475	17,969
Advent Software, Inc.*	34	838
Akamai Technologies, Inc.*	14	570
Allscripts Healthcare Solutions, Inc.*	65	720
Altera Corp.	2,723	91,003
Analog Devices, Inc.	2,582	112,678
ANSYS, Inc.*	22	1,619
Apple, Inc.	343	156,171
Autodesk, Inc.*	30	1,166
BMC Software, Inc.*	285	11,842
Broadcom Corp., Class A	39	1,266
Broadridge Financial Solutions, Inc.	5,598	131,945
Brocade Communications Systems, Inc.*	16,776	95,959
CA, Inc.	6,347	157,533
Cabot Microelectronics Corp.	811	29,975
CACI International, Inc., Class A*	2,956	158,530
Cadence Design Systems, Inc.*	75	1,045
Cirrus Logic, Inc.*	28	790
Citrix Systems, Inc.*	8	585
Cognizant Technology Solutions Corp.*	24	1,876
CommVault Systems, Inc.*	16	1,228
Dell, Inc.	10,372	137,325
Diebold, Inc.	2,301	67,741
DST Systems, Inc.	8	536
Dun & Bradstreet Corp.	1,520	123,941
EMC Corp.*	3,637	89,507
Entegris, Inc.*	10,025	98,846
Fair Isaac Corp.	2,921	131,649
Fidelity National Information Services, Inc.	2,004	74,368
First Solar, Inc.*	97	2,733

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Fiserv, Inc.*	971	$77,981
Fortinet, Inc.*	44	1,038
Hewlett-Packard Co.	8,864	146,345
Hittite Microwave Corp.*	904	55,488
IHS, Inc., Class A*	6	617
Intel Corp.	5,287	111,238
International Business Machines Corp.	518	105,190
Intuit, Inc.	24	1,497
j2 Global, Inc.	5,638	179,401
Jack Henry & Associates, Inc.	43	1,784
KLA-Tencor Corp.	3,172	174,175
Lexmark International, Inc., Class A	887	21,341
Linear Technology Corp.	765	28,014
Manhattan Associates, Inc.*	277	18,977
Mantech International Corp., Class A	6,625	163,439
Marvell Technology Group, Ltd. (Bermuda)	12,346	114,200
Maxim Integrated Products, Inc.	22	692
Medidata Solutions, Inc.*	22	1,029
MICROS Systems, Inc.*	2,592	119,310
Microsoft Corp.	5,678	155,975
MKS Instruments, Inc.	4,214	117,149
MSCI, Inc.*	721	24,327
NCR Corp.*	3,181	88,336
NetApp, Inc.*	20	720
Netscout Systems, Inc.*	625	16,269
NVIDIA Corp.	11,847	145,244
Oracle Corp.	4,531	160,896
Pitney Bowes, Inc.	11,533	166,191
PTC, Inc.*	40	927
QLogic Corp.*	13,679	157,992
QUALCOMM, Inc.	272	17,960
Quality Systems, Inc.	6,525	119,016
Riverbed Technology, Inc.*	19	369
Rovi Corp.*	77	1,331
SanDisk Corp.*	415	20,746
Seagate Technology PLC (Ireland)	5,234	177,851
Silicon Laboratories, Inc.*	18	786
SolarWinds, Inc.*	19	1,035
Solera Holdings, Inc.	14	767
SS&C Technologies Holdings, Inc.*	33	747
Synaptics, Inc.*	3,548	124,464
SYNNEX Corp.*	1,228	44,147

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

January 31, 2013

( Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Synopsys, Inc.*	23	$769
Syntel, Inc.	2,298	133,950
Teradata Corp.*	15	1,000
Teradyne, Inc.*	7,962	128,666
Texas Instruments, Inc.	29	959
Tyler Technologies, Inc.*	14	757
Veeco Instruments, Inc.*	4,620	145,299
Verint Systems, Inc.*	37	1,251
VMware, Inc., Class A*	7	535
Western Digital Corp.	19	893
Xerox Corp.	10,048	80,484
Xilinx, Inc.	3,020	110,200

		5,530,163

Utilities — 0.0%
AES Corp. (The)	59	640
Hawaiian Electric Industries, Inc.	14	378
PPL Corp.	23	697
Public Service Enterprise Group, Inc.	36	1,122

		2,837

TOTAL COMMON STOCKS (Cost $36,477,709)		42,469,921

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 3.7%
SPDR S&P 500 ETF Trust	10,827	$1,620,802

TOTAL EXCHANGE TRADED FUNDS (Cost $1,581,859)		1,620,802

TOTAL INVESTMENTS - 100.3% (Cost $38,059,568)**		44,090,723

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(128,373)

NET ASSETS - 100.0%		$43,962,350

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$38,059,568

Gross unrealized appreciation	$6,590,968
Gross unrealized depreciation	(559,813)

Net unrealized appreciation	$6,031,155

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Communications — 11.8%
ADTRAN, Inc.	6,760	$136,552
Amdocs Ltd. (Channel Islands)	25,332	904,099
Cisco Systems, Inc.	131,688	2,708,822
Gannett Co., Inc.	14,706	288,679
Harris Corp.	17,945	829,059
InterDigital, Inc.	38,908	1,688,218
Interpublic Group of Cos., Inc. (The)	218,831	2,650,043
John Wiley & Sons, Inc., Class A	3,227	123,594
McGraw-Hill Cos., Inc. (The)	66,870	3,846,362
Meredith Corp.	44,029	1,596,492
NETGEAR, Inc.*	1,037	36,409
Omnicom Group, Inc.	29,475	1,599,903
Plantronics, Inc.	11,093	456,144
Scholastic Corp.	3,454	102,446
Ubiquiti Networks, Inc.	117,902	1,518,578
ValueClick, Inc.*	95,710	1,959,184
Viacom, Inc., Class B	48,551	2,930,053

		23,374,637

Consumer, Cyclical — 14.9%
Advance Auto Parts, Inc.	3,066	225,412
Bed Bath & Beyond, Inc.*	8,382	492,023
Buckle, Inc. (The)	60,186	2,815,501
Coach, Inc.	40,792	2,080,392
Coinstar, Inc.*	6,198	315,354
Crocs, Inc.*	9,603	142,701
Dolby Laboratories, Inc., Class A	71,224	2,301,247
Express, Inc.*	201,237	3,698,736
GameStop Corp., Class A	163,368	3,790,138
Gap, Inc. (The)	14,112	461,180
Herman Miller, Inc.	53,810	1,329,107
Iconix Brand Group, Inc.*	11,724	281,962
Oshkosh Corp.*	11,846	464,126
Ross Stores, Inc.	10,847	647,566
Select Comfort Corp.*	53,717	1,182,848
Spirit Airlines, Inc.*	120,495	2,336,398
Staples, Inc.	50,377	679,083
Steven Madden, Ltd.*	18,200	838,656
Tempur-Pedic International, Inc.*	99,392	3,872,312
TJX Cos., Inc.	6,905	311,968
TRW Automotive Holdings Corp.*	23,771	1,369,923

		29,636,633

Consumer, Non-cyclical — 39.3%
Acacia Research Corp.*	11,176	285,323

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Altria Group, Inc.	106,877	$3,599,617
AmerisourceBergen Corp.	72,208	3,276,077
Amgen, Inc.	7,023	600,186
Apollo Group, Inc., Class A*	98,027	1,982,106
Booz Allen Hamilton Holding Corp.	130,468	1,808,286
Cardinal Health, Inc.	27,494	1,204,512
Chemed Corp.	49,299	3,724,539
CR Bard, Inc.	5,360	547,095
Cubist Pharmaceuticals, Inc.*	24,875	1,070,620
Deluxe Corp.	127,802	4,701,836
Dr Pepper Snapple Group, Inc.	13,111	590,913
Endo Health Solutions, Inc.*	124,990	3,957,183
Laboratory Corp. of America Holdings*	23,470	2,100,565
Lender Processing Services, Inc.	11,511	276,724
Lorillard, Inc.	96,795	3,781,781
McKesson Corp.	5,082	534,779
MEDNAX, Inc.*	38,283	3,275,493
Medtronic, Inc.	36,021	1,678,579
Myriad Genetics, Inc.*	128,209	3,469,336
PDL BioPharma, Inc.	513,548	3,533,210
Quest Diagnostics, Inc.	30,149	1,747,135
Questcor Pharmaceuticals, Inc.	79,285	2,020,182
Reynolds American, Inc.	73,083	3,214,190
SAIC, Inc.	168,944	2,044,222
Select Medical Holdings Corp.	3,153	30,710
Stryker Corp.	21,964	1,376,045
Tupperware Brands Corp.	9,766	744,169
United Therapeutics Corp.*	58,490	3,152,026
Valassis Communications, Inc.	133,233	3,738,519
Varian Medical Systems, Inc.*	13,148	928,906
Vector Group, Ltd.	100,145	1,556,253
ViroPharma, Inc.*	131,572	3,507,710
Warner Chilcott PLC, Class A (Ireland)	307,438	4,356,396
Weight Watchers International, Inc.	36,102	1,930,374
Western Union Co. (The)	99,988	1,422,829

		77,768,426

Industrial — 13.5%
Brady Corp., Class A	2,104	73,409
Chicago Bridge & Iron Co. NV (Netherlands)	54,930	2,790,993
Crane Co.	5,320	267,490
Engility Holdings, Inc.*	1	10

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Fluor Corp.	44,163	$2,863,087
Foster Wheeler AG (Switzerland)*	70,899	1,851,173
Gardner Denver, Inc.	2,024	142,429
Garmin, Ltd. (Switzerland)	49,007	1,856,875
General Dynamics Corp.	34,369	2,278,665
Hillenbrand, Inc.	1,824	45,144
Jacobs Engineering Group, Inc.*	2,804	134,900
L-3 Communications Holdings, Inc.	6	456
Lockheed Martin Corp.	28,501	2,475,882
Northrop Grumman Corp.	47,625	3,097,530
Raytheon Co.	67,805	3,571,967
Robbins & Myers, Inc.	20,866	1,216,070
Sauer-Danfoss, Inc.	42,467	2,279,204
Sturm Ruger & Co., Inc.	36,292	1,842,545

		26,787,829

Technology — 18.6%
Accenture PLC, Class A (Ireland)	26,301	1,890,779
Activision Blizzard, Inc.	156,868	1,786,727
Analog Devices, Inc.	12,312	537,296
Apple, Inc.	4,938	2,248,321
Broadridge Financial Solutions, Inc.	24,898	586,846
CA, Inc.	79,643	1,976,739
CACI International, Inc., Class A*	38,660	2,073,336
Dun & Bradstreet Corp.	21,462	1,750,011
Fair Isaac Corp.	14,823	668,073
Hewlett-Packard Co.	48,946	808,098
j2 Global, Inc.	93,569	2,977,366
KLA-Tencor Corp.	40,152	2,204,746
Mantech International Corp., Class A	70,601	1,741,727
Microsoft Corp.	94,451	2,594,569
NVIDIA Corp.	135,627	1,662,787
Oracle Corp.	59,265	2,104,500
Pitney Bowes, Inc.	219,824	3,167,664

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
QLogic Corp.*	111,199	$1,284,348
Quality Systems, Inc.	75,084	1,369,532
Seagate Technology PLC (Ireland)	65,519	2,226,336
Syntel, Inc.	1,897	110,576
Teradyne, Inc.*	7,514	121,426
Veeco Instruments, Inc.*	29,626	931,738

		36,823,541

TOTAL COMMON STOCKS (Cost $170,941,781)		194,391,066

EXCHANGE TRADED FUNDS — 1.7%
SPDR S&P 500 ETF Trust	22,030	3,297,891

TOTAL EXCHANGE TRADED FUNDS (Cost $3,251,751)		3,297,891

TOTAL INVESTMENTS - 99.8% (Cost $174,193,532)**		197,688,957

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		341,537

NET ASSETS - 100.0%		$198,030,494

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$174,193,532

Gross unrealized appreciation	$26,146,909
Gross unrealized depreciation	(2,651,484)

Net unrealized depreciation	$23,495,425

SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.7%
Australia — 7.1%
APN News & Media, Ltd.	6,556	$1,983
David Jones, Ltd.	17,187	44,806
DuluxGroup Ltd.	13,905	59,740
Fairfax Media, Ltd.	61,673	34,729
Flight Centre, Ltd.	2,117	67,023
Iluka Resources, Ltd.	3,988	40,422
JB Hi-Fi, Ltd.	3,664	37,826
Metcash, Ltd.	12,071	47,959
Monadelphous Group, Ltd.	1,550	43,059
Myer Holdings, Ltd.	19,298	50,108
Nufarm, Ltd.	9,886	57,318
OZ Minerals, Ltd.	5,805	42,011
Primary Health Care, Ltd.	14,310	67,151
Resolute Mining, Ltd.	29,763	41,124
Rio Tinto, Ltd.	868	60,066
Seven West Media, Ltd.	32,599	71,388
Sonic Healthcare, Ltd.	1,034	14,740
Tatts Group, Ltd.	18,699	63,568
Telstra Corp., Ltd.	13,425	64,398
Ten Network Holdings, Ltd.*	111,803	39,057
UGL, Ltd.	5,066	58,798

		1,007,274

Belgium — 1.3%
Anheuser-Busch InBev NV, SP ADR	40	3,543
Belgacom SA	1,608	49,081
Colruyt SA	516	25,016
Delhaize Group SA	1,092	51,769
Mobistar SA	2,137	58,728
UCB SA	41	2,367

		190,504

Brazil — 3.9%
Alpargatas SA, Pref. shares	1	6
CCR SA	658	6,790
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	1,076	50,738
Cia de Bebidas das Americas, Pref. shares	184	8,667
Cia Hering	1,664	31,653
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,596	40,505
Diagnosticos da America SA	47	334
EcoRodovias Infraestrutura e Logistica SA	3,860	34,154
Even Construtora e Incorporadora SA	5,700	27,965

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
Fibria Celulose SA*	5,022	$61,535
Hypermarcas SA*	6,264	54,104
Klabin SA, Pref. shares	280	1,919
Localiza Rent a Car SA	2,141	39,350
Marcopolo SA, Pref. shares	7	47
Natura Cosmeticos SA	694	18,715
Santos Brasil Participacoes SA (Units)	3,665	58,895
Souza Cruz SA	251	4,153
Telefonica Brasil SA, Pref. shares	2,600	65,661
Tim Participacoes SA	88	389
Totvs SA	575	12,523
Vale SA, Pref. shares, Class A	1,984	38,557

		556,660

Canada — 8.7%
Agnico-Eagle Mines, Ltd.	39	1,787
Agrium, Inc.	359	40,727
Aimia, Inc.	2,107	33,863
Alamos Gold, Inc.	2,582	39,685
Astral Media, Inc., Class A	894	42,020
Aurizon Mines, Ltd.*	679	3,151
BCE, Inc.	409	18,168
Bell Aliant, Inc. (Units)	945	24,606
CAE, Inc.	149	1,609
Canadian National Railway Co.	192	18,367
Canadian Oil Sands, Ltd.	983	20,687
Canadian Tire Corp., Ltd., Class A	571	39,742
Capstone Mining Corp.*	1,343	3,326
Celestica, Inc.*	4,915	38,337
CGI Group, Inc., Class A*	685	18,379
Cineplex, Inc.	314	10,074
Corus Entertainment, Inc., Class B	1,678	41,958
Dollarama, Inc.	184	11,194
Domtar Corp.	492	40,949
Empire Co., Ltd., Class A	278	16,774
Endeavour Silver Corp.*	9	62
George Weston, Ltd.	111	7,997
Gildan Activewear, Inc.	6	221
Goldcorp, Inc.	805	28,409
Harry Winston Diamond Corp.*	566	8,360
Jean Coutu Group PJC, Inc. (The), Class A	2,069	31,489
Just Energy Group, Inc. (Units)	47	466
Loblaw Cos., Ltd.	444	17,833

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Lundin Mining Corp.*	3,558	$18,300
MacDonald Dettwiler & Associates, Ltd.	588	36,975
Magna International, Inc.	115	6,009
Manitoba Telecom Services, Inc.	1,066	35,473
Methanex Corp.	981	35,280
Metro, Inc., Class A	537	33,338
Nexen, Inc.	7	187
North West Co., Inc. (The)	295	6,844
Open Text Corp.*	136	7,936
Pan American Silver Corp.	1	11
Potash Corp. of Saskatchewan, Inc.	100	4,248
Progressive Waste Solutions, Ltd.	792	17,596
Quebecor, Inc., Class B	302	12,729
Research In Motion, Ltd.*	3,971	51,544
Rogers Communications, Inc., Class B	521	24,221
Russel Metals, Inc.	2	56
Saputo, Inc.	524	26,058
SEMAFO, Inc.	395	1,105
Shaw Communications, Inc., Class B	1,561	36,529
Shawcor Ltd.	936	37,631
Sherritt International Corp.	7,269	42,853
Shoppers Drug Mart Corp.	834	34,618
Silver Standard Resources, Inc.*	18	217
Stantec, Inc.	564	23,105
Suncor Energy, Inc.	843	28,679
Teck Resources, Ltd., Class B	1,001	36,526
TELUS Corp.	307	20,743
Thomson Reuters Corp.	713	21,846
Tim Hortons, Inc.	322	16,148
TransCanada Corp.	128	6,063
Transcontinental, Inc., Class A	433	5,040
Westjet Airlines, Ltd.	2,358	50,498
Yamana Gold, Inc.	142	2,322
Yellow Media Ltd.*	66	533

		1,241,501

China — 1.8%
Beijing Capital International Airport Co. Ltd., Class H	28,000	23,323
China BlueChemical Ltd., Class H	8,000	5,746
China Molybdenum Co. Ltd., Class H	86,000	47,794
Dongfeng Motor Group Co., Ltd., Class H	32,000	52,237

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Jiangsu Expressway Co., Ltd., Class H	54,000	$55,703
Zhejiang Expressway Co., Ltd., Class H	72,000	63,966

		248,769

Denmark — 0.7%
Carlsberg A/S, Class B	108	11,557
Coloplast A/S, Class B	255	13,458
DSV A/S	1,065	27,329
FLSmidth & Co. A/S	41	2,545
TDC A/S	6,191	47,379

		102,268

Finland — 1.7%
Elisa OYJ	1,118	26,596
Metso OYJ	357	15,982
Neste Oil OYJ	1,727	27,553
Nokian Renkaat OYJ	1	43
Orion OYJ, Class B	1,290	36,047
Outokumpu OYJ*	20,179	20,878
Outotec OYJ	493	31,013
Sanoma OYJ	1,442	14,587
Tieto OYJ	1,122	25,000
UPM-Kymmene OYJ	3,247	39,657

		237,356

France — 6.2%
Air Liquide SA	18	2,301
Alstom SA	870	38,615
Arkema SA	274	31,251
BioMerieux	75	7,161
Bouygues SA	826	23,451
Cap Gemini SA	1,156	55,729
CFAO SA	376	18,006
Compagnie de St-Gobain	706	29,113
Danone SA	113	7,831
Eiffage SA	460	20,646
France Telecom SA, SP ADR	4,714	53,740
GDF Suez	2,378	48,788
Imerys SA	551	36,420
Ipsen SA	250	8,785
JCDecaux SA	629	17,598
Lagardere SCA	63	2,278
Legrand SA	894	40,573
Metropole Television SA	3,154	52,824

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Neopost SA	608	$34,673
PagesJaunes Groupe*	13,620	52,705
PPR	22	4,732
Publicis Groupe SA	617	40,426
Rexel SA	197	4,190
Sanofi, ADR	229	11,148
Schneider Electric SA	257	19,576
SEB SA	217	17,351
Societe BIC SA	18	2,423
Sodexo	240	21,371
Suez Environnement Co.	100	1,324
Teleperformance SA	992	39,553
Thales SA	212	7,632
Total SA	215	11,657
Valeo SA	810	43,662
Vinci SA	468	23,845
Vivendi SA	2,054	44,031
Zodiac Aerospace	1	109

		875,518

Germany — 4.6%
Axel Springer AG	889	41,572
BASF SE	25	2,534
Bayer AG, Reg. shares	32	3,158
Beiersdorf AG	242	21,243
Bilfinger Berger SE	150	15,186
Continental AG	57	6,691
Deutsche Telekom AG, Reg. shares	4,514	55,493
Draegerwerk AG & Co. KGaA, Pref. shares	417	51,145
Fielmann AG	53	5,413
Freenet AG	2,303	49,610
Fresenius Medical Care AG & Co. KGaA	4	282
Gildemeister AG	1,713	42,250
Henkel AG & Co. KGaA, Pref. shares	340	30,021
Merck KGaA	348	48,409
MTU Aero Engines Holding AG	224	21,354
Pfeiffer Vacuum Technology AG	270	33,665
ProSiebenSat. 1 Media AG, Pref. shares	1,490	50,962
Rheinmetall AG	26	1,384
SAP AG, SP ADR	217	17,798
Siemens AG, SP ADR	83	9,090
SMA Solar Technology AG	1,219	31,448

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
Software AG	1,290	$49,683
Stada Arzneimittel AG	1,352	49,849
United Internet AG, Reg. shares	113	2,628
Vossloh AG	59	6,141
Wincor Nixdorf AG	4	209

		647,218

Greece — 0.3%
OPAP SA	5,427	46,939

Hong Kong — 1.0%
China Mobile, Ltd., SP ADR	1,055	57,708
CNOOC, Ltd.	14,000	28,919
Foxconn International Holdings Ltd.*	143,000	58,635

		145,262

Ireland — 0.8%
C&C Group PLC*	1,549	10,095
ICON PLC, SP ADR*	311	9,115
Shire PLC	288	9,651
Smurfit Kappa Group PLC*	5,187	72,013
UBM PLC	1,032	12,308

		113,182

Italy — 2.7%
Amplifon SpA	1,454	7,763
Ansaldo STS SpA	4,445	45,778
Atlantia SpA	402	7,440
Danieli & C. Officine Meccaniche SpA	2,031	62,765
DiaSorin SpA	1,306	50,911
Eni SpA	1,672	41,977
Gruppo Editoriale L’espresso SpA	8,277	10,654
Indesit Co. SpA	303	2,549
Lottomatica SpA	1,819	44,951
Luxottica Group SpA	182	8,375
Recordati SpA	4,742	48,515
Telecom Italia SpA, SP ADR	5,664	55,960

		387,638

Japan — 19.9%
Alfresa Holdings Corp.	1,300	57,007
Canon, Inc., SP ADR	64	2,340
Daihatsu Motor Co., Ltd.	2,000	41,599
Daito Trust Construction Co., Ltd.	500	49,319
Dena Co., Ltd.	1,900	60,089
DIC Corp.	4,000	7,917
Dowa Holdings Co., Ltd.	8,000	56,515
Ebara Corp.	10,000	39,149

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
FCC Co., Ltd.	1,900	$40,849
Gree, Inc.	3,900	58,002
Hakuhodo DY Holdings, Inc.	870	59,177
Hitachi High-Technologies Corp.	2,700	53,708
Hitachi Zosen Corp.	1,000	1,597
Horiba, Ltd.	1,600	46,787
House Foods Corp.	3,000	45,306
Hoya Corp.	700	13,511
Japan Tobacco, Inc.	800	24,907
JGC Corp.	1,000	28,312
KDDI Corp.	700	52,053
Kobayashi Pharmaceutical Co., Ltd.	300	14,632
Koito Manufacturing Co., Ltd.	4,000	66,619
Konami Corp.	2,900	61,365
Kuraray Co., Ltd.	3,600	46,218
Kurita Water Industries, Ltd.	2,900	56,957
KYORIN Holdings, Inc.	2,000	40,768
Lintec Corp.	2,900	53,532
Matsumotokiyoshi Holdings Co., Ltd.	2,400	58,265
Medipal Holdings Corp.	600	7,597
Mitsubishi Tanabe Pharma Corp.	3,700	49,646
Mitsui Engineering & Shipbuilding Co., Ltd.	39,000	61,840
NGK Spark Plug Co., Ltd.	3,000	38,056
NHK Spring Co., Ltd.	4,100	35,913
Nippon Electric Glass Co., Ltd.	5,000	24,058
Nippon Kayaku Co., Ltd.	5,000	56,482
Nippon Shokubai Co. Ltd.	6,000	58,002
NTT DoCoMo, Inc., SP ADR	3,057	46,375
Obic Co., Ltd.	280	59,922
Ono Pharmaceutical Co., Ltd.	200	10,531
Oracle Corp. Japan	400	16,666
Otsuka Corp.	700	57,335
Point, Inc.	420	14,468
Ryohin Keikaku Co., Ltd.	800	45,404
Sankyo Co., Ltd.	1,400	55,727
Santen Pharmaceutical Co., Ltd.	400	16,469
Sega Sammy Holdings, Inc.	2,900	51,248
Shimamura Co., Ltd.	400	39,280
Shionogi & Co., Ltd.	3,500	62,540
SKY Perfect JSAT Holdings, Inc.	111	52,135
Sugi Holdings Co., Ltd.	1,600	54,940
Sundrug Co., Ltd.	1,600	60,189
Taisei Corp.	19,000	56,723

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Teijin Ltd.	25,000	$57,412
Toagosei Co., Ltd.	12,000	49,472
Toho Holdings Co., Ltd.	2,900	56,069
Tokai Rika Co., Ltd.	4,000	65,438
Toshiba Plant Systems & Services Corp.	4,000	55,859
Toyo Suisan Kaisha, Ltd.	1,000	27,754
Toyoda Gosei Co., Ltd.	2,600	57,604
Toyota Boshoku Corp.	3,600	47,084
Trend Micro, Inc.	700	20,446
Tsuruha Holdings, Inc.	700	58,636
USS Co., Ltd.	230	25,806
Xebio Co., Ltd.	2,100	42,944
Yahoo Japan Corp.	50	19,657
Yamatake Corp.	900	19,241
Yamato Holdings Co., Ltd.	3,200	53,785

		2,825,253

Luxemburg — 0.7%
Millicom International Cellular SA	236	21,711
Oriflame Cosmetics SA, SDR	1,465	48,020
Tenaris SA, ADR	574	24,148

		93,879

Mexico — 1.6%
Alfa SAB de CV, Class A	9,607	23,166
America Movil SAB de CV, ADR, Class L	1,136	28,582
Cemex SAB de CV, SP ADR*	3,455	37,487
Coca-Cola Femsa SAB de CV, SP ADR	30	4,742
Fomento Economico Mexicano SAB de CV, SP ADR	5	539
Grupo Aeroportuario del Pacifico SAB de CV, ADR	134	8,340
Grupo Aeroportuario del Sureste Sab de CV, ADR	78	9,314
Grupo Mexico SAB de CV, Class B	10,305	38,336
Grupo Modelo SAB de CV, Class C	1,105	9,430
Grupo Televisa SA, SP ADR	755	21,148
Industrias Penoles SAB de CV	55	2,697
Kimberly-Clark de Mexico SAB de CV, Class A	7,103	20,016
Telefonos de Mexico SAB de CV, Class L	36,540	29,385

		233,182

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — 2.2%
ASML Holding NV, Reg. shares	1	$75
CSM	1,443	33,426
Heineken NV	10	703
Koninklijke Boskalis Westminster NV	555	25,418
Koninklijke KPN NV	7,993	44,996
Koninklijke Philips Electronics NV	1,197	37,398
Royal Imtech NV	1,724	45,517
STMicroelectronics NV*	6,373	54,861
TNT Express NV	5,280	40,570
TomTom NV*	473	2,456
Wolters Kluwer NV	1,394	28,259

		313,679

New Zealand — 0.4%
Telecom Corp. of New Zealand, Ltd.	29,832	60,710

Norway — 1.2%
Fred Olsen Energy ASA	566	27,042
Kvaerner ASA	1,888	5,461
Norsk Hydro ASA	6,928	33,189
Orkla ASA	100	882
Renewable Energy Corp. ASA*	62,853	12,196
Schibsted ASA	108	4,343
Telenor ASA	1,474	32,513
Yara International ASA	930	49,625

		165,251

Singapore — 1.2%
Flextronics International, Ltd.*	9,674	60,076
Singapore Post, Ltd.	58,000	56,704
Singapore Technologies Engineering, Ltd.	18,000	57,011

		173,791

South Korea — 1.9%
Kangwon Land, Inc.	2,220	63,710
KT&G Corp.	835	58,201
Samsung Heavy Industries Co., Ltd.	1,570	55,148
Samsung Techwin Co., Ltd.	1,101	58,239
S-Oil Corp.	304	27,331

		262,629

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	758	18,186
Amadeus IT Holding SA, Class A	1,536	38,531
Antena 3 de Television SA	387	2,275

	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — (Continued)
Construcciones y Auxiliar de Ferrocarriles SA	91	$45,581
Distribuidora Internacional de Alimentacion SA	2,655	19,625
Fomento de Construcciones y Contratas SA	3,237	43,776
Indra Sistemas SA	3,546	46,361
Prosegur Cia de Seguridad SA, Reg.shares	3,410	21,298
Tecnicas Reunidas SA	642	32,658
Telefonica SA	1,987	28,814
Zardoya Otis SA	1,233	18,935

		316,040

Sweden — 3.6%
Alfa Laval AB	518	11,064
Atlas Copco AB, Class A	302	8,612
Autoliv, Inc.	827	54,417
Axfood AB	345	14,282
Boliden AB	2,315	42,820
Electrolux AB, Class B	1,314	34,721
Getinge AB, Class B	148	4,567
Husqvarna AB, Class B	8,774	56,760
Modern Times Group AB, Class B	1,605	58,794
Sandvik AB	1,565	25,132
Securitas AB, Class B	4,405	41,190
SKF AB, Class B	1,728	42,888
SSAB AB, Class A	6,921	57,205
Swedish Match AB	538	20,190
Tele2 AB, Class B	1,986	35,641
TeliaSonera AB	253	1,826

		510,109

Switzerland — 3.1%
Actelion, Ltd., Reg. shares	1,069	52,977
Adecco SA, Reg. Shares	592	34,022
EMS-Chemie Holding AG, Reg.shares	3	763
Flughafen Zuerich AG, Reg. shares	9	4,008
Forbo Holding AG, Reg. shares	66	44,348
Galenica AG, Reg. shares	19	11,326
Geberit AG, Reg. shares	65	15,199
Holcim, Ltd., Reg. shares	93	7,240
Kaba Holding AG, Reg. shares, Class B	46	19,410

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Switzerland — (Continued)
Kuehne + Nagel International AG, Reg. shares	15	$1,762
Kuoni Reisen Holding AG, Reg.shares, Class B	14	4,250
Nobel Biocare Holding AG, Reg.shares	4,789	50,203
Novartis AG, ADR	412	27,942
OC Oerlikon Corp. AG, Reg. shares*	3,012	37,069
Roche Holding AG, SP ADR	658	36,506
Straumann Holding AG, Reg. shares	284	38,260
Swisscom AG, Reg. shares	59	26,160
Syngenta AG, ADR	313	26,946

		438,391

Taiwan — 2.7%
Acer, Inc.*	55,000	48,524
Asustek Computer, Inc.	3,000	34,342
China Airlines, Ltd.*	3,000	1,316
Chunghwa Telecom Co., Ltd., ADR	9	288
HTC Corp.	2,000	19,745
Kinsus Interconnect Technology Corp.	2,000	6,272
LITE-ON IT Corp.	11,109	10,779
Lite-On Technology Corp.	41,205	59,310
Novatek Microelectronics Corp.	15,000	59,692
Phison Electronics Corp.	10,000	67,566
Realtek Semiconductor Corp.	27,000	60,535
Taiwan Mobile Co., Ltd.	1,000	3,556
Unimicron Technology Corp.	5,000	4,996
Yageo Corp.*	1,000	294

		377,215

United Kingdom — 15.2%
Aegis Group PLC	2	6
African Barrick Gold, Ltd.	12	68
Alent PLC*	8,811	46,772
AMEC PLC	2,051	35,164
Antofagasta PLC	1,754	31,769
Ashtead Group PLC	253	1,822
Associated British Foods PLC	976	27,073
AstraZeneca PLC, SP ADR	1,221	58,828
Bodycote PLC	6,544	47,950
Booker Group PLC	1,688	2,816
BP PLC	1,966	14,554
British American Tobacco PLC, SP ADR	144	14,962

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
British Sky Broadcasting Group PLC	2,121	$27,500
Britvic PLC	4,956	35,276
Bunzl PLC	1,194	21,455
Cable & Wireless Communications PLC	50,410	32,692
Cobham PLC	11,043	37,077
Compass Group PLC	1,330	16,116
Croda International PLC	344	13,225
Daily Mail & General Trust PLC, Class A	2,233	21,249
Darty PLC	16,436	15,706
Debenhams PLC	23,703	38,081
Dixons Retail PLC*	99,782	43,520
Electrocomponents PLC	11,049	43,318
Elementis PLC	5,144	17,230
Fenner PLC	4,793	28,803
Firstgroup PLC	10,698	32,916
Fresnillo PLC	5	131
GlaxoSmithKline PLC, SP ADR	769	35,074
Halfords Group PLC	10,311	55,699
Halma PLC	1,778	12,983
Hays PLC.	25,905	36,566
Homeserve PLC	10,202	37,538
IMI PLC	1,536	28,502
Imperial Tobacco Group PLC	920	34,216
Inchcape PLC	8,203	61,576
Intercontinental Hotels Group PLC, ADR	829	24,339
ITV PLC	33,699	61,356
Johnson Matthey PLC	464	16,652
Kingfisher PLC	9,298	39,771
Ladbrokes PLC	16,645	55,966
Marks & Spencer Group PLC	3,739	22,516
Michael Page International PLC	4,249	27,441
Micro Focus International PLC	4,796	46,441
Mitie Group PLC	3,609	16,136
Mondi PLC	4,108	48,669
Morgan Crucible Co. PLC	8,214	36,216
New Melrose PLC*	3,281	12,145
Next PLC	639	41,126
Pearson PLC	1,002	18,975
Premier Farnell PLC	12,789	43,041
QinetiQ Group PLC	14,109	42,068
Reckitt Benckiser Group PLC	479	31,922

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Reed Elsevier PLC	1,293	$14,088
Rexam PLC	5,374	39,931
Rolls-Royce Holdings C Entitlement Shares*	13,148	21
Rolls-Royce Holdings PLC	173	2,596
Royal Dutch Shell PLC, ADR	729	53,013
Sage Group PLC (The)	7,825	40,048
Senior PLC	4,954	15,840
Serco Group PLC	782	6,877
Smith & Nephew PLC, SP ADR	779	44,909
Smiths Group PLC	1,487	28,937
Spirax-Sarco Engineering PLC	323	11,567
Spirent Communications PLC	21,000	53,323
TalkTalk Telecom Group PLC	5,514	20,691
Tesco PLC	5,787	32,702
Travis Perkins PLC	1,589	30,494
Ultra Electronics Holdings PLC	547	14,271
Vesuvius PLC	7,338	42,176
Vodafone Group PLC, SP ADR	40	1,093
Whitbread PLC	65	2,649
William Hill PLC	8,242	50,209
WM Morrison Supermarkets PLC	1,770	7,046
WPP PLC	1,372	21,575
WS Atkins PLC	1,831	24,088

		2,151,157

TOTAL COMMON STOCKS (Cost $12,710,504)		13,721,375

WARRANTS — 0.0%
Yellow Media, Ltd., strike price @ CAD 28.16, Expires 12/20/22*	38	66

TOTAL WARRANTS (Cost $80)		66

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 2.1%
iShares MSCI EAFE Index Fund	5,155	$304,042

TOTAL EXCHANGE TRADED FUNDS (Cost $293,174)		304,042

TOTAL INVESTMENTS - 98.8% (Cost $13,003,758)**		14,025,483

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		171,965

NET ASSETS - 100.0%		$14,197,448

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$13,003,758

Gross unrealized appreciation	$1,749,189
Gross unrealized depreciation	(727,464)

Net unrealized appreciation	$1,021,725

ADR	American Depositary Receipt
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SP ADR	Sponsored American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 85.0%
Australia — 5.8%
David Jones, Ltd.	80,383	$209,558
Flight Centre, Ltd.	6,935	219,557
JB Hi-Fi, Ltd.	11,701	120,797
Metcash, Ltd.	94,598	375,843
Myer Holdings, Ltd.	2,535	6,582
Nufarm, Ltd.	6,824	39,565
OZ Minerals, Ltd.	36,564	264,614
Resolute Mining, Ltd.	41,548	57,407
Rio Tinto, Ltd.	3,273	226,491
Tatts Group, Ltd.	15,363	52,227
Telstra Corp., Ltd.	49,512	237,502
UGL, Ltd.	5,526	64,137

		1,874,280

Belgium — 2.4%
Belgacom SA	8,975	273,945
Mobistar SA	17,900	491,922

		765,867

Brazil — 3.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	2,600	122,600
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,265	46,401
Even Construtora e Incorporadora SA	20,500	100,577
Santos Brasil Participacoes SA (Units)	17,855	286,921
Telefonica Brasil SA, Pref. shares	18,000	454,576
Vale SA, Pref. shares, Class A	5,275	102,515

		1,113,590

Canada — 8.0%
Agrium, Inc.	3,004	340,789
Astral Media, Inc., Class A	7,854	369,155
Celestica, Inc.*	37,650	293,670
Corus Entertainment, Inc., Class B	2,382	59,563
Domtar Corp.	5,661	471,165
MacDonald Dettwiler & Associates, Ltd.	1,852	116,460
Metro, Inc., Class A	4,585	284,643
Suncor Energy, Inc.	4,302	146,354
Teck Resources, Ltd., Class B	8,855	323,120
Westjet Airlines, Ltd.	8,485	181,712

		2,586,631

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — 1.6%
Dongfeng Motor Group Co., Ltd., Class H	216,000	$352,601
Shenzhou International Group Holdings, Ltd.	5,000	12,146
Zhejiang Expressway Co., Ltd., Class H	168,000	149,253

		514,000

Finland — 0.8%
Orion OYJ, Class B	8,865	247,718

France — 4.7%
Alstom SA	1,819	80,739
Cap Gemini SA	9,854	475,046
Legrand SA	1,283	58,228
Metropole Television SA	23,368	391,376
Neopost SA	703	40,090
Publicis Groupe SA	1,498	98,149
Teleperformance SA	7,788	310,520
Valeo SA	902	48,622

		1,502,770

Germany — 2.4%
Draegerwerk AG & Co. KGaA, Pref.shares	651	79,845
ProSiebenSat.1 Media AG, Pref.shares	5,159	176,452
SMA Solar Technology AG	4,453	114,879
Software AG	10,332	397,924

		769,100

Greece — 1.1%
OPAP SA	41,022	354,805

Hong Kong — 0.9%
CNOOC, Ltd.	58,000	119,808
Shougang Fushan Resources Group, Ltd.	404,000	173,469

		293,277

Italy — 6.5%
Ansaldo STS SpA	37,813	389,430
Danieli & C. Officine Meccaniche SpA	15,704	485,306
DiaSorin SpA	12,522	488,135
Eni SpA	18,855	473,365
Gruppo Editoriale L’espresso SpA	15,858	20,412
Recordati SpA	24,419	249,830

		2,106,478

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — 17.7%
Aisin Seiki Co., Ltd.	800	$26,140
CyberAgent, Inc.	29	60,857
Daihatsu Motor Co., Ltd.	11,000	228,793
Daito Trust Construction Co., Ltd.	2,300	226,869
Dena Co., Ltd.	10,300	325,743
Gree, Inc.	14,300	212,674
Hakuhodo DY Holdings, Inc.	980	66,659
Hitachi High-Technologies Corp.	9,200	183,005
Horiba, Ltd.	1,300	38,014
JGC Corp.	7,000	198,185
KDDI Corp.	1,100	81,798
Koito Manufacturing Co., Ltd.	20,000	333,096
Konami Corp.	14,300	302,592
Konica Minolta Holdings, Inc.	5,000	39,751
Kurita Water Industries, Ltd.	13,600	267,107
KYORIN Holdings, Inc.	2,400	48,921
Lintec Corp.	13,300	245,507
Matsumotokiyoshi Holdings Co., Ltd. .	2,700	65,548
Medipal Holdings Corp.	7,400	93,709
Mitsubishi Tanabe Pharma Corp.	4,500	60,381
Nippon Shokubai Co., Ltd.	18,000	174,006
NTT DoCoMo, Inc., SP ADR	15,838	240,262
Obic Co., Ltd.	1,330	284,631
Otsuka Corp.	1,600	131,051
Point, Inc.	4,820	166,034
Sankyo Co., Ltd.	4,500	179,124
Sega Sammy Holdings, Inc.	9,700	171,417
Shimamura Co., Ltd.	600	58,921
SKY Perfect JSAT Holdings, Inc.	147	69,043
Toagosei Co., Ltd.	12,000	49,472
Toho Holdings Co., Ltd.	13,700	264,876
Tokai Rika Co., Ltd.	13,000	212,674
Toshiba Plant Systems & Services Corp.	3,000	41,894
Toyoda Gosei Co., Ltd.	700	15,509
Tsuruha Holdings, Inc.	6,200	519,350
Xebio Co., Ltd.	1,500	30,674

		5,714,287

Luxemburg — 0.7%
Oriflame Cosmetics SA, SDR	6,677	218,861

Mexico — 1.2%
Grupo Mexico SAB de CV, Class B	105,138	391,127

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — 1.2%
Royal Imtech NV	14,432	$381,037

Norway — 1.2%
Fred Olsen Energy ASA	3,704	176,965
Yara International ASA	3,992	213,013

		389,978

Singapore — 0.1%
Flextronics International, Ltd.*	4,083	25,355

South Korea — 2.2%
KT&G Corp.	3,845	268,003
Samsung Heavy Industries Co., Ltd.	12,750	447,861

		715,864

Spain — 1.5%
Construcciones y Auxiliar de
Ferrocarriles SA	416	208,371
Indra Sistemas SA	21,136	276,336

		484,707

Sweden — 2.0%
Autoliv, Inc.	5,011	329,724
Boliden AB	4,132	76,429
Modern Times Group AB, Class B	5,179	189,716
SKF AB, Class B	2,375	58,947

		654,816

Switzerland — 3.1%
Actelion, Ltd., Reg. shares	1,999	99,066
Forbo Holding AG, Reg. shares	487	327,235
Nobel Biocare Holding AG, Reg.shares	22,164	232,344
OC Oerlikon Corp. AG, Reg. shares*	28,934	356,091

		1,014,736

Taiwan — 2.2%
Catcher Technology Co., Ltd.	72,000	321,880
LITE-ON IT Corp.	56,560	54,881
Lite-On Technology Corp.	93,000	133,863
Phison Electronics Corp.	26,000	175,673
Realtek Semiconductor Corp.	4,000	8,968

		695,265

United Kingdom — 14.3%
Alent PLC*	44,040	233,778
Antofagasta PLC	333	6,031
AstraZeneca PLC, SP ADR	9,860	475,055
Bodycote PLC	35,374	259,195
Fenner PLC	1,364	8,197

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Halfords Group PLC	58,680	$316,983
Hays PLC	96,317	135,955
Homeserve PLC	21,218	78,072
Inchcape PLC	59,696	448,108
ITV PLC	295,065	537,231
Ladbrokes PLC	39,227	131,893
Micro Focus International PLC	39,513	382,581
Mondi PLC	27,052	320,496
Morgan Crucible Co. PLC	9,733	42,913
Premier Farnell PLC	9,458	31,831
QinetiQ Group PLC	100,372	299,276
Royal Dutch Shell PLC, ADR	6,721	488,751
Smith & Nephew PLC, SP ADR	230	13,259
Spirent Communications PLC	21,602	54,851
Travis Perkins PLC	1,802	34,581
Vesuvius PLC	36,131	207,669
William Hill PLC	18,546	112,979
WS Atkins PLC	1,055	13,879

		4,633,564

TOTAL COMMON STOCKS (Cost $25,002,520)		27,448,113

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 13.8%
iShares MSCI EAFE Index Fund	75,649	$4,461,778

TOTAL EXCHANGE TRADED FUNDS (Cost $4,447,223)		4,461,778

TOTAL INVESTMENTS - 98.8% (Cost $29,449,743)**		31,909,891

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		393,613

NET ASSETS - 100.0%		$32,303,504

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$29,449,743

Gross unrealized appreciation	$3,494,052
Gross unrealized depreciation	(1,033,904)

Net unrealized appreciation	$2,460,148

ADR	American Depositary Receipt
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SP ADR	Sponsored American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

1. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$44,090,723	$44,090,723	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$197,688,957	$197,688,957	$—	$—

Formula Investing International Value 400 Fund:
Common Stocks
United Kingdom	$2,098,013	$2,097,992	$—	$21
All other Countries*	11,623,362	11,623,362	—	—
Warrants	66	66	—	—
Exchange Traded Funds	304,042	304,042	—	—

Total Investments in Securities	$14,025,483	$14,025,462	$—	$21

Formula Investing International Value Select Fund:
Investments in Securities*	$31,909,891	$31,909,891	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 117.7%
COMMON STOCKS — 117.7%
Communications — 9.6%
AOL, Inc.†	3,780	$115,857
AT&T, Inc.†	2,477	86,175
Atlantic Tele-Network, Inc.†	1,884	81,539
Belo Corp., Class A†	19,722	167,045
CenturyLink, Inc.†	1,826	73,862
Cisco Systems, Inc.†	8,548	175,832
Comcast Corp., Class A	1,105	42,078
Comtech Telecommunications Corp.†	4,543	120,390
Cumulus Media, Inc., Class A*†	15,951	51,841
DIRECTV*†	822	42,037
F5 Networks, Inc.*	108	11,327
Frontier Communications Corp.†	18,731	85,601
Gannett Co., Inc.†	1,768	34,706
Harris Corp.†	3,814	176,207
IAC/InterActiveCorp†	3,568	147,180
InterDigital, Inc.†	2,402	104,223
John Wiley & Sons, Inc., Class A†	1,863	71,353
LIN TV Corp., Class A*	496	5,292
Liquidity Services, Inc.*	1,522	48,506
Loral Space & Communications, Inc.†	1,660	97,425
Meredith Corp.†	3,800	137,788
MetroPCS Communications, Inc.*†	13,719	137,602
Motorola Solutions, Inc.†	1,037	60,550
New York Times Co. (The), Class A*†	8,522	75,505
Scholastic Corp.†	514	15,245
Scripps Networks Interactive, Inc., Class A	647	39,965
Ubiquiti Networks, Inc.†	2,391	30,796
VeriSign, Inc.*	3,934	170,775
Vonage Holdings Corp.*†	22,673	59,177
Washington Post Co. (The), Class B	29	11,185
Yahoo!, Inc.*	648	12,720

		2,489,784

Consumer, Cyclical — 27.7%
Advance Auto Parts, Inc.	957	70,359
Aeropostale, Inc.*†	11,068	149,750
American Eagle Outfitters, Inc.†	8,271	167,157
ANN, Inc.*†	5,624	173,444
Arctic Cat, Inc.*†	2,815	101,734
Arrow Electronics, Inc.*†	4,429	170,162
Asbury Automotive Group, Inc.*†	2,008	71,404
Bally Technologies, Inc.*†	2,527	121,700
Barnes & Noble, Inc.*†	3,855	51,426

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Bed Bath & Beyond, Inc.*†	1,021	$59,933
Brown Shoe Co., Inc.†	10,117	174,417
Buckle, Inc. (The)†	3,576	167,285
Carter’s, Inc.*†	1,928	116,123
Cato Corp. (The), Class A†	1,601	44,140
Cheesecake Factory, Inc. (The)†	845	28,020
Chico’s FAS, Inc.†	3,296	59,097
Childrens Place Retail Stores, Inc. (The)*†	3,238	161,382
Churchill Downs, Inc.	596	38,537
Cintas Corp.†	4,053	171,280
Coinstar, Inc.*†	1,870	95,146
Cooper Tire & Rubber Co.†	6,939	176,667
Cracker Barrel Old Country Store, Inc.†	1,233	79,923
CVS Caremark Corp.†	1,789	91,597
Dana Holding Corp.†	931	14,970
Denny’s Corp.*†	3,963	20,053
Dillard’s, Inc., Class A†	1,772	149,575
DineEquity, Inc.*†	847	62,051
Dollar Tree, Inc.*†	405	16,196
Express, Inc.*†	3,043	55,930
Foot Locker, Inc.†	4,315	148,220
G & K Services, Inc., Class A†	2,277	91,171
GameStop Corp., Class A†	7,122	165,230
Gap, Inc. (The)†	4,347	142,060
General Motors Co.*†	4,625	129,916
G-III Apparel Group Ltd.*†	2,657	95,360
Goodyear Tire & Rubber Co. (The)*†	8,781	120,827
Guess?, Inc.†	2,433	65,910
Hanesbrands, Inc.*†	4,467	167,423
Hasbro, Inc.†	4,145	154,899
Herman Miller, Inc.†	1,870	46,189
Interface, Inc.†	2,271	38,107
International Game Technology†	7,679	118,026
International Speedway Corp., Class A	846	23,189
Interval Leisure Group, Inc.	529	10,474
Jones Group, Inc. (The)†	7,688	92,256
Jos A Bank Clothiers, Inc.*	1,164	47,189
Kohl’s Corp.†	1,188	54,993
Ltd Brands, Inc.	260	12,485
Macy’s, Inc.†	3,445	136,112
Men’s Wearhouse, Inc. (The)	734	22,277

See accompanying Notes to Quarterly Portfolio of Investments.

1

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
MSC Industrial Direct Co., Class A†	914	$72,316
Multimedia Games Holding Co., Inc.*	830	14,060
Nordstrom, Inc.	387	21,374
Office Depot, Inc.*†	35,976	155,776
OfficeMax, Inc.†	2,438	26,282
O’Reilly Automotive, Inc.*†	1,351	125,170
Orient-Express Hotels Ltd., Class A (Bermuda)*†	2,551	29,643
PetSmart, Inc.†	2,159	141,220
Pool Corp.†	636	29,142
Regal Entertainment Group, Class A†	9,738	145,388
Rite Aid Corp.*†	79,334	126,934
ScanSource, Inc.*†	3,784	109,963
SHFL Entertainment Inc.*†	2,779	41,129
Sonic Corp.*†	12,218	136,353
Speedway Motorsports, Inc.	290	4,744
Stage Stores, Inc.†	3,554	81,209
Staples, Inc.†	12,406	167,233
Steelcase, Inc., Class A†	4,739	64,593
Superior Industries International, Inc.†	4,572	92,674
Target Corp.†	2,391	144,440
TJX Cos., Inc.†	3,264	147,468
True Religion Apparel, Inc.†	5,240	124,240
TRW Automotive Holdings Corp.*	115	6,627
Under Armour, Inc., Class A*	977	49,701
UniFirst Corp.†	1,561	127,596
United Stationers, Inc.†	6,139	204,674
Warnaco Group, Inc. (The)*†	44	3,221
Yum! Brands, Inc.	650	42,211

		7,177,152

Consumer, Non-cyclical — 36.5%
ABM Industries, Inc.†	7,384	161,857
Acacia Research Corp.*†	1,815	46,337
Altria Group, Inc.†	5,826	196,220
AmerisourceBergen Corp.†	2,434	110,430
Amgen, Inc.†	1,698	145,111
Amsurg Corp.*	400	12,484
Apollo Group, Inc., Class A*†	6,799	137,476
Arbitron, Inc.†	288	13,507
Avery Dennison Corp.†	2,219	85,454
Bio-Reference Labs, Inc.*†	7,273	201,971
Booz Allen Hamilton Holding Corp.†	12,243	169,688
Chemed Corp.†	780	58,929

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Coca-Cola Bottling Co. Consolidated	678	$43,887
Colgate-Palmolive Co.	101	10,844
CONMED Corp.†	4,624	135,807
Convergys Corp.†	7,558	128,637
CoreLogic, Inc.*†	3,466	90,948
Corvel Corp.*†	1,578	72,272
Cott Corp. (Canada)†	2,332	21,128
CR Bard, Inc.	794	81,044
Cyberonics, Inc.*†	1,498	64,953
DaVita HealthCare Partners, Inc.*	120	13,849
Dean Foods Co.*†	8,951	163,893
Deluxe Corp.†	2,979	109,597
DeVry, Inc.†	6,251	157,338
Dr Pepper Snapple Group, Inc.†	2,966	133,678
Education Management Corp.*†	6,106	26,439
Emergent Biosolutions, Inc.*†	11,164	179,182
Endo Health Solutions, Inc.*†	45	1,425
Forrester Research, Inc.†	6,201	175,302
FTI Consulting, Inc.*	187	6,078
HealthSouth Corp.*†	7,015	167,378
Heartland Payment Systems, Inc.†	3,738	118,719
Hillshire Brands Co.†	2,273	70,418
HJ Heinz Co.	573	34,741
ICU Medical, Inc.*†	3,448	208,432
Ingredion, Inc.†	2,587	170,923
Insperity, Inc.†	1,042	35,042
Inter Parfums, Inc.†	1,502	32,608
JM Smucker Co. (The)†	1,765	156,432
Johnson & Johnson	34	2,513
Kelly Services, Inc., Class A	2,340	37,300
Kforce, Inc.†	9,209	126,716
Kimberly-Clark Corp.	317	28,375
Kroger Co. (The)†	4,709	130,439
Laboratory Corp. of America Holdings*	749	67,036
Lancaster Colony Corp.	792	56,596
Lender Processing Services, Inc.†	6,359	152,870
Lorillard, Inc.†	2,388	93,299
Masimo Corp.†	6,351	128,925
Medtronic, Inc.†	2,889	134,627
Merck & Co., Inc.†	1,985	85,851
Meridian Bioscience, Inc.†	5,891	123,416
Monster Worldwide, Inc.*†	12,329	71,508
Mylan, Inc.*†	2,603	73,587

See accompanying Notes to Quarterly Portfolio of Investments.

2

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Myriad Genetics, Inc.*†	6,949	$188,040
National Healthcare Corp.†	772	37,156
Orthofix International NV (Netherlands)*†	5,382	205,323
PAREXEL International Corp.*†	4,398	148,872
Patterson Cos., Inc.†	2,521	91,084
Paychex, Inc.†	2,679	87,416
PDL BioPharma, Inc.†	26,313	181,033
PepsiCo, Inc.†	945	68,843
Pfizer, Inc.†	2,133	58,188
Prestige Brands Holdings, Inc.*†	4,650	99,742
Quad/Graphics, Inc.†	5,856	127,075
Quest Diagnostics, Inc.†	1,942	112,539
Questcor Pharmaceuticals, Inc.†	4,260	108,545
ResMed, Inc.	1,827	80,023
Resources Connection, Inc.†	10,369	126,605
Revlon, Inc., Class A*†	2,728	42,966
Reynolds American, Inc.†	1,066	46,883
Robert Half International, Inc.†	1,203	42,394
RR Donnelley & Sons Co.†	17,467	160,696
SAIC, Inc.†	3,508	42,447
Sanderson Farms, Inc.†	4,105	207,220
Santarus, Inc.*	325	4,342
Select Medical Holdings Corp.†	20,503	199,699
Service Corp International†	4,903	73,202
Spectrum Brands Holdings, Inc.†	1,312	66,440
St Jude Medical, Inc.	134	5,454
STERIS Corp.†	1,567	59,123
Strayer Education, Inc.†	1,125	64,012
Stryker Corp.†	111	6,954
Techne Corp.	528	37,847
Thoratec Corp.*†	5,473	199,929
Tootsie Roll Industries, Inc.†	1,308	35,447
TreeHouse Foods, Inc.*	543	28,741
United Natural Foods, Inc.*†	761	41,079
United Therapeutics Corp.*†	2,395	129,067
Universal Corp.†	3,328	180,977
Valassis Communications, Inc.†	5,959	167,210
Varian Medical Systems, Inc.*	780	55,107
VCA Antech, Inc.*†	2,960	63,936
Vector Group, Ltd.†	10,703	166,325
Village Super Market, Inc., Class A†	988	31,606
Warner Chilcott PLC, Class A (Ireland)†	8,119	115,046

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Weight Watchers International, Inc.†	1,924	$102,876
Western Union Co. (The)†	2,742	39,019
Wright Medical Group, Inc.*	2,522	53,315

		9,453,359

Industrial — 26.9%
3M Co.	220	22,121
AAON, Inc.†	5,513	125,366
AAR Corp.†	2,657	50,084
Advanced Energy Industries, Inc.*†	8,904	136,676
AECOM Technology Corp.*†	5,140	131,430
Albany International Corp., Class A†	5,786	144,997
Alliant Techsystems, Inc.†	2,574	166,589
Altra Holdings, Inc.†	2,508	60,067
American Science & Engineering, Inc.†	869	58,727
Amphenol Corp., Class A	394	26,622
Avnet, Inc.*†	2,787	98,548
AVX Corp.†	8,033	91,496
Benchmark Electronics, Inc.*†	3,195	56,104
Boeing Co. (The)	50	3,694
Brady Corp., Class A†	3,109	108,473
Briggs & Stratton Corp.†	3,565	84,597
Carlisle Cos., Inc.†	96	6,158
Circor International, Inc.†	1,027	42,620
Cognex Corp.†	1,382	54,810
Crane Co.†	3,045	153,103
CSX Corp.†	3,822	84,199
Darling International, Inc.*†	8,732	147,309
Encore Wire Corp.†	3,400	110,908
Energizer Holdings, Inc.†	1,686	146,699
EnerSys*†	1,246	50,999
Esterline Technologies Corp.*†	2,442	162,124
Exponent, Inc.*	811	39,650
Gardner Denver, Inc.†	1,181	83,107
Garmin, Ltd. (Switzerland)†	3,127	118,482
General Cable Corp.*†	4,796	161,242
General Dynamics Corp.†	2,700	179,010
Gentex Corp.	3,258	62,326
Graco, Inc.	34	1,945
Heartland Express, Inc.†	2,700	37,341
Honeywell International, Inc.†	1,312	89,531
Huntington Ingalls Industries, Inc.†	2,981	132,058
Illinois Tool Works, Inc.†	2,823	177,369
iRobot Corp.*	312	7,139

See accompanying Notes to Quarterly Portfolio of Investments.

3

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Jacobs Engineering Group, Inc.*†	2,169	$104,351
Kaydon Corp.†	4,813	119,362
L-3 Communications Holdings, Inc.†	2,025	153,738
Lincoln Electric Holdings, Inc.†	2,337	126,034
Lindsay Corp.†	1,802	167,658
Lockheed Martin Corp.†	1,605	139,426
Mine Safety Appliances Co.†	157	7,257
Mistras Group, Inc.*†	1,812	39,900
Molex, Inc.†	51	1,385
National Presto Industries, Inc.†	1,410	103,424
Nortek, Inc.*†	1,202	86,724
Northrop Grumman Corp.†	3,154	205,136
Pall Corp.†	46	3,142
Power-One, Inc.*†	31,660	127,273
Raytheon Co.†	3,545	186,751
Regal-Beloit Corp.†	2,005	148,691
Robbins & Myers, Inc.†	2,995	174,549
Rockwell Collins, Inc.	1,158	68,183
Sanmina Corp.*†	14,113	134,356
Sauer-Danfoss, Inc.†	1,405	75,406
Smith & Wesson Holding Corp.*†	17,875	153,725
Snap-on, Inc.	589	47,721
Standex International Corp.†	1,092	61,862
Stanley Black & Decker, Inc.†	43	3,304
Stericycle, Inc.*	34	3,208
Sun Hydraulics Corp.†	1,770	48,852
Swift Transportation Co.*†	9,857	134,647
Terex Corp.*†	3,655	118,349
Tetra Tech, Inc.*†	4,778	136,937
TransDigm Group, Inc.	292	39,548
Trex Co., Inc.*†	2,054	86,782
Triumph Group, Inc.†	2,701	190,069
Union Pacific Corp.	167	21,954
United Parcel Service, Inc., Class B	917	72,709
Valmont Industries, Inc.	376	54,791
Xylem, Inc.	792	22,121
Zebra Technologies Corp., Class A*†	3,952	171,043

		6,954,088

Technology — 17.0%
Activision Blizzard, Inc.†	6,453	73,500
Acxiom Corp.*†	1,632	28,935
Aeroflex Holding Corp.*†	3,220	22,508
Apple, Inc.	341	155,261
Broadridge Financial Solutions, Inc.†	7,564	178,283

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Brocade Communications Systems, Inc.*†	27,586	$157,792
CA Inc†	3,592	89,153
CACI International, Inc., Class A*†	3,373	180,895
Cadence Design Systems, Inc.*†	5,972	83,190
Computer Sciences Corp.†	3,615	151,107
CSG Systems International, Inc.*†	8,878	167,173
Diebold, Inc.†	4,734	139,369
Digital River, Inc.*†	3,234	46,958
Dun & Bradstreet Corp.†	1,584	129,159
EMC Corp.*†	2,381	58,596
Entegris, Inc.*†	9,111	89,834
Fidelity National Information Services, Inc.	1,020	37,852
Freescale Semiconductor Ltd.*	7,477	108,043
Hewlett-Packard Co.†	8,837	145,899
iGATE Corp.*†	4,400	76,912
Insight Enterprises, Inc.*†	4,730	92,708
International Business Machines Corp.	646	131,183
j2 Global, Inc.†	3,654	116,270
Jack Henry & Associates, Inc.†	170	7,052
KLA-Tencor Corp.	41	2,251
ManTech International Corp., Class A†	7,355	181,448
MICROS Systems, Inc.*†	1,305	60,069
Microsoft Corp.†	5,809	159,573
MTS Systems Corp.†	2,322	132,006
NCR Corp.*†	6,111	169,702
NVIDIA Corp.†	11,554	141,652
Oracle Corp.†	2,869	101,878
Pitney Bowes, Inc.†	12,525	180,485
QLogic Corp.*†	3,615	41,753
QUALCOMM, Inc.	91	6,009
Seagate Technology PLC (Ireland)†	4,608	156,580
SYNNEX Corp*†	2,770	99,582
Syntel, Inc.†	2,945	171,664
Texas Instruments, Inc.	1,398	46,246
Ultratech, Inc.*†	2,510	102,232
Veeco Instruments, Inc.*†	482	15,159
Xerox Corp.†	20,957	167,866

		4,403,787

TOTAL COMMON STOCKS (Cost $28,896,172)		30,478,170

See accompanying Notes to Quarterly Portfolio of Investments.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
TOTAL LONG POSITIONS - 117.7%		$30,478,170

(Cost $28,896,172)**

SHORT POSITIONS - (57.2)%
COMMON STOCKS — (57.2)%
COMMUNICATIONS — (3.6)%
Amazon.Com, Inc.*	(223)	(59,206)
CBS Corp.	(339)	(14,143)
Charter Communications, Inc., Class A*	(399)	(31,110)
Clear Channel Outdoor Holdings, Inc., Class A	(6,059)	(45,442)
Discovery Communications, Inc., Class A*	(895)	(62,095)
Dish Network Corp., Class A	(921)	(34,326)
Expedia, Inc.	(701)	(45,740)
Groupon, Inc.*	(12,959)	(71,274)
HealthStream, Inc.*	(1,758)	(43,563)
HomeAway, Inc.*	(1,994)	(47,796)
Interpublic Group of Cos, Inc. (The)	(142)	(1,720)
IPG Photonics Corp.	(942)	(61,682)
Kayak Software Corp.*	(356)	(14,372)
Lamar Advertising Co., Class A*	(7)	(298)
Liberty Global, Inc., Class A*	(1,360)	(92,874)
Netflix, Inc.*	(599)	(98,979)
NeuStar, Inc., Class A*	(782)	(35,299)
Sapient Corp.*	(1,517)	(18,371)
Shutterfly, Inc.*	(3,183)	(105,294)
Sirius XM Radio, Inc.	(2,309)	(7,250)
Symantec Corp.*	(335)	(7,293)
Virgin Media, Inc.	(682)	(26,864)
Websense, Inc.*	(65)	(951)

		(925,942)

CONSUMER, CYCLICAL — (17.4)%
AFC Enterprises, Inc.*	(834)	(24,236)
American Axle & Manufacturing Holdings, Inc.*	(8,475)	(98,988)
Ascena Retail Group, Inc.*	(4,578)	(77,597)
Beacon Roofing Supply, Inc.*	(2,180)	(78,785)
BJ’s Restaurants, Inc.*	(1,230)	(39,323)
Bloomin’ Brands, Inc.*	(204)	(3,788)
Bob Evans Farms, Inc.	(1,790)	(79,243)
Boyd Gaming Corp.*	(11,407)	(79,963)
Buffalo Wild Wings, Inc.*	(771)	(56,707)
Burger King Worldwide, Inc.	(2,230)	(39,582)
Carnival Corp.	(1,759)	(68,108)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, CYCLICAL — (Continued)
Casey’s General Stores, Inc.	(1,443)	$(78,975)
Chipotle Mexican Grill, Inc.*	(217)	(66,621)
Columbia Sportswear Co.	(418)	(21,356)
Copart, Inc.*	(1,808)	(64,925)
Core-Mark Holding Co., Inc.	(201)	(10,076)
Costco Wholesale Corp.	(318)	(32,544)
Darden Restaurants, Inc.	(1,183)	(55,010)
Deckers Outdoor Corp.*	(2,500)	(99,875)
DSW, Inc., Class A	(251)	(16,799)
Dunkin’ Brands Group, Inc.	(794)	(28,989)
Ethan Allen Interiors, Inc.	(277)	(8,008)
Family Dollar Stores, Inc.	(1,003)	(56,870)
Fastenal Co.	(656)	(32,590)
Federal-Mogul Corp.*	(7,967)	(74,412)
Finish Line, Inc. (The), Class A	(251)	(4,679)
Five Below, Inc.*	(393)	(14,541)
Fossil, Inc.*	(812)	(85,731)
Genesco, Inc.*	(448)	(27,924)
Group 1 Automotive, Inc.	(711)	(48,163)
Harman International Industries, Inc.	(2,001)	(89,605)
HNI Corp.	(1,279)	(40,378)
HSN, Inc.	(375)	(22,350)
Hyatt Hotels Corp., Class A*	(2,427)	(97,250)
Ingram Micro, Inc., Class A*	(4,038)	(73,411)
JC Penney Co., Inc.	(238)	(4,839)
Johnson Controls, Inc.	(2,823)	(87,767)
Krispy Kreme Doughnuts, Inc.*	(3,286)	(42,718)
Las Vegas Sands Corp.	(1,239)	(68,455)
La-Z-Boy, Inc.	(4,505)	(70,458)
LeapFrog Enterprises, Inc.*	(9,501)	(85,604)
Lear Corp.	(917)	(44,933)
Life Time Fitness, Inc.*	(1,781)	(90,350)
Lithia Motors, Inc., Class A	(547)	(23,669)
LKQ Corp.*	(3,015)	(67,506)
Lumber Liquidators Holdings, Inc.*	(304)	(17,991)
Marriott International, Inc., Class A	(262)	(10,475)
Mattress Firm Holding Corp.*	(1,627)	(45,621)
MGM Resorts International*	(3,525)	(45,014)
Mohawk Industries, Inc.*	(357)	(36,293)
MWI Veterinary Supply, Inc.*	(715)	(80,302)
National CineMedia, Inc.	(2,154)	(32,913)
Owens & Minor, Inc.	(2,529)	(77,413)
Oxford Industries, Inc.	(1,233)	(60,886)
Papa John’s International, Inc.*	(492)	(27,601)

See accompanying Notes to Quarterly Portfolio of Investments.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, CYCLICAL — (Continued)
Penn National Gaming, Inc.*	(1,580)	$(76,883)
Penske Automotive Group, Inc.	(1,378)	(45,364)
Pier 1 Imports, Inc.	(3,130)	(67,890)
Pinnacle Entertainment, Inc.*	(4,432)	(68,918)
Quiksilver, Inc.*	(17,111)	(111,906)
Rush Enterprises, Inc., Class A*	(3,972)	(93,978)
Saks, Inc.*	(4,739)	(51,229)
Scientific Games Corp., Class A*	(7,111)	(63,217)
Signet Jewelers Ltd., (Bermuda)	(1,322)	(82,731)
Six Flags Entertainment Corp.	(721)	(45,380)
Sonic Automotive, Inc., Class A	(289)	(7,014)
Standard Motor Products, Inc.	(1,707)	(39,619)
Starbucks Corp.	(507)	(28,453)
Susser Holdings Corp.*	(2,043)	(85,520)
Tiffany & Co.	(1,074)	(70,615)
Titan International, Inc.	(643)	(15,618)
Titan Machinery, Inc.*	(3,082)	(89,101)
Toro Co. (The)	(361)	(15,895)
Ulta Salon Cosmetics & Fragrance, Inc.	(713)	(69,746)
Urban Outfitters, Inc.*	(578)	(24,733)
Vail Resorts, Inc.	(1,136)	(60,038)
Vitamin Shoppe, Inc.*	(253)	(15,453)
Wabash National Corp.*	(5,311)	(54,969)
Wendy’s Co. (The)	(14,323)	(73,620)
Wesco Aircraft Holdings, Inc.*	(6,296)	(87,074)
WESCO International, Inc.*	(654)	(47,696)
Winnebago Industries, Inc.*	(2,514)	(47,062)
WMS Industries, Inc.*	(4,932)	(122,067)
Wyndham Worldwide Corp.	(565)	(31,521)

		(4,511,520)

CONSUMER, NON-CYCLICAL — (17.6)%
Acadia Healthcare Co., Inc.*	(3,080)	(78,756)
ACCO Brands Corp.*	(8,711)	(72,563)
Accretive Health, Inc.*	(1,018)	(13,142)
Advisory Board Co. (The)*	(1,651)	(89,534)
Alere, Inc.*	(4,464)	(94,905)
Align Technology, Inc.*	(1,949)	(61,121)
American Greetings Corp., Class A	(2,383)	(38,128)
American Public Education, Inc.*	(1,370)	(52,786)
Annie’s, Inc.*	(779)	(27,935)
Archer-Daniels-Midland Co.	(1,752)	(49,985)
Ascent Capital Group, Inc., Class A*	(98)	(6,244)
B&G Foods, Inc.	(610)	(19,337)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, NON-CYCLICAL — (Continued)
Bio-Rad Laboratories, Inc., Class A*	(196)	$(22,303)
BioScrip, Inc.*	(2,432)	(27,311)
Boston Beer Co., Inc. (The), Class A*	(408)	(57,259)
Boulder Brands, Inc.*	(7,458)	(100,161)
Brink’s Co. (The)	(1,654)	(49,322)
Brookdale Senior Living, Inc.*	(2,966)	(80,112)
Brown-Forman Corp., Class B	(622)	(40,243)
Bunge Ltd.	(1,091)	(86,909)
Campbell Soup Co.	(1,370)	(50,293)
Capital Senior Living Corp.*	(2,393)	(50,803)
Cardtronics, Inc.*	(3,015)	(78,058)
Charles River Laboratories International, Inc.*	(483)	(19,958)
Church & Dwight Co., Inc.	(338)	(19,533)
Clorox Co. (The)	(130)	(10,193)
Coca-Cola Enterprises, Inc.	(208)	(7,253)
Community Health Systems, Inc.	(1,799)	(68,956)
ConAgra Foods, Inc.	(567)	(18,535)
Constellation Brands, Inc., Class A*	(380)	(12,297)
Cooper Cos, Inc. (The)	(741)	(75,100)
Corporate Executive Board Co. (The)	(1,588)	(79,575)
Covance, Inc.*	(1,103)	(73,581)
Dole Food Co., Inc.*	(7,055)	(78,593)
Elizabeth Arden, Inc.*	(2,309)	(88,689)
Ensign Group, Inc. (The)	(1,192)	(34,044)
Estee Lauder Cos, Inc. (The), Class A	(1,005)	(61,235)
Euronet Worldwide, Inc.*	(2,735)	(66,925)
ExamWorks Group, Inc.*	(4,873)	(70,512)
ExlService Holdings, Inc.*	(663)	(19,665)
Express Scripts Holding Co.*	(991)	(52,939)
FleetCor Technologies, Inc.*	(1,323)	(79,168)
Flowers Foods, Inc.	(2,669)	(71,743)
Fresh del Monte Produce, Inc.	(1,627)	(42,871)
Fresh Market, Inc. (The)*	(477)	(23,321)
Gartner, Inc.*	(620)	(31,936)
Global Payments, Inc.	(264)	(13,005)
Green Mountain Coffee Roasters, Inc.*	(528)	(24,040)
Haemonetics Corp.*	(2,390)	(100,237)
Hain Celestial Group, Inc. (The)*	(121)	(6,896)
Harris Teeter Supermarkets, Inc.	(1,022)	(42,403)
Helen of Troy Ltd., (Bermuda)*	(1,792)	(64,870)
Henry Schein, Inc.*	(44)	(3,799)

See accompanying Notes to Quarterly Portfolio of Investments.

6

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, NON-CYCLICAL — (Continued)
HMS Holdings Corp.*	(3,611)	$(98,436)
Hormel Foods Corp.	(909)	(31,460)
IPC The Hospitalist Co., Inc.*	(1,327)	(56,583)
K12, Inc.*	(4,034)	(74,468)
Kellogg Co.	(548)	(32,058)
Kindred Healthcare, Inc.*	(4,303)	(46,386)
Korn/Ferry International*	(2,384)	(40,957)
Landauer, Inc.	(1,209)	(76,155)
LifePoint Hospitals, Inc.*	(2,439)	(106,609)
Luminex Corp.*	(3,394)	(62,382)
Manpower, Inc.	(432)	(22,248)
Mastercard, Inc., Class A	(18)	(9,331)
Matthews International Corp., Class A	(497)	(16,282)
MAXIMUS, Inc.	(392)	(26,879)
McKesson Corp.	(165)	(17,363)
Mead Johnson Nutrition Co.	(30)	(2,280)
Merit Medical Systems, Inc.*	(5,072)	(70,349)
Mondelez International, Inc., Class A .	(389)	(10,810)
Monro Muffler Brake, Inc.	(2,540)	(91,999)
Morningstar, Inc.	(432)	(29,242)
Neogen Corp.*	(558)	(25,941)
On Assignment, Inc.*	(3,836)	(93,790)
RPX Corp.*	(5,529)	(57,667)
Smithfield Foods, Inc.*	(3,913)	(91,212)
Spectranetics Corp.*	(5,835)	(97,211)
Team Health Holdings, Inc.*	(2,016)	(68,282)
Team, Inc.*	(1,670)	(73,163)
Tenet Healthcare Corp.*	(716)	(27,802)
TMS International Corp., Class A	(1,884)	(26,263)
TNS, Inc.*	(2,180)	(45,671)
Towers Watson & Co., Class A	(912)	(55,705)
TrueBlue, Inc.*	(3,228)	(55,489)
Tumi Holdings, Inc.*	(2,065)	(46,442)
United Rentals, Inc.*	(1,307)	(66,160)
Vanguard Health Systems, Inc.*	(1,495)	(20,885)
Vantiv, Inc., Class A*	(300)	(6,246)
Viad Corp.	(1,125)	(31,410)
WD-40 Co.	(252)	(13,462)
Weis Markets, Inc.	(686)	(27,618)
West Pharmaceutical Services, Inc.	(1,164)	(68,920)
Whole Foods Market, Inc.	(437)	(42,061)

		(4,572,759)

	Number of Shares	Value
COMMON STOCKS — (Continued)
FINANCIAL — 0.0%
WageWorks, Inc.*	(36)	(718)

		(718)

INDUSTRIAL — (15.5)%
Acuity Brands, Inc.	(690)	(47,472)
AGCO Corp.	(1,838)	(97,414)
Agilent Technologies, Inc.	(1,006)	(45,049)
American Railcar Industries, Inc.	(2,414)	(94,967)
AO Smith Corp.	(446)	(30,899)
Apogee Enterprises, Inc.	(336)	(8,215)
Applied Industrial Technologies, Inc.	(1,335)	(58,687)
Astec Industries, Inc.	(2,806)	(99,108)
Atlas Air Worldwide Holdings, Inc.*	(1,298)	(58,527)
AZZ, Inc.	(544)	(23,278)
Babcock & Wilcox Co. (The)	(1,341)	(35,724)
Badger Meter, Inc.	(287)	(14,204)
Barnes Group, Inc.	(2,845)	(67,996)
Belden, Inc.	(275)	(13,241)
Cascade Corp.	(50)	(3,228)
Caterpillar, Inc.	(102)	(10,036)
Celadon Group, Inc.	(3,169)	(62,778)
Chart Industries, Inc.*	(1,524)	(100,874)
Clean Harbors, Inc.*	(391)	(21,736)
Coherent, Inc.	(187)	(10,362)
Cummins, Inc.†	(676)	(77,625)
Drew Industries, Inc.	(283)	(10,363)
DXP Enterprises, Inc.*	(1,458)	(82,960)
Eaton Corp. PLC (Ireland)	(498)	(28,361)
EnPro Industries, Inc.*	(267)	(11,876)
ESCO Technologies, Inc.	(1,401)	(57,679)
Fabrinet*	(6,189)	(90,607)
Federal Signal Corp.*	(1,535)	(12,341)
FedEx Corp.	(583)	(59,145)
FEI Co.†	(110)	(6,706)
Fortune Brands Home & Security, Inc.*	(63)	(2,063)
Franklin Electric Co., Inc.	(1,408)	(93,660)
Genesee & Wyoming, Inc., Class A*	(1,003)	(84,834)
Gibraltar Industries, Inc.*	(1,365)	(23,710)
Gorman-Rupp Co. (The)	(1,485)	(45,129)
GrafTech International Ltd.*	(4,611)	(44,266)
Griffon Corp.	(3,281)	(38,716)
Harsco Corp.	(3,898)	(99,360)
II-VI, Inc.*	(5,462)	(92,963)
InvenSense, Inc.*	(5,095)	(74,387)

See accompanying Notes to Quarterly Portfolio of Investments.

7

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
INDUSTRIAL — (Continued)
ITT Corp.	(2,061)	$(52,926)
Kaman Corp.	(947)	(34,414)
Kansas City Southern	(176)	(16,387)
Kennametal, Inc.	(2,201)	(90,263)
Kirby Corp.*	(1,148)	(81,106)
Landstar System, Inc.	(622)	(35,479)
Lennox International, Inc.	(208)	(11,962)
Manitowoc Co., Inc. (The)	(2,748)	(48,365)
Masco Corp.	(2,731)	(50,223)
NACCO Industries, Inc., Class A	(479)	(31,212)
National Instruments Corp.	(3,076)	(87,358)
Newport Corp.*	(4,426)	(63,823)
Norfolk Southern Corp.	(125)	(8,609)
Old Dominion Freight Line, Inc.*	(1,485)	(55,342)
OSI Systems, Inc.*	(791)	(43,078)
Owens Corning*	(2,569)	(107,050)
Parker Hannifin Corp.	(150)	(13,946)
Pentair, Ltd., Registered Shares (Switzerland)	(1,766)	(89,501)
PerkinElmer, Inc.	(734)	(25,866)
Plexus Corp.*	(89)	(2,271)
Powell Industries, Inc.*	(1,513)	(68,463)
Quanex Building Products Corp.	(385)	(7,954)
RBC Bearings, Inc.*	(1,032)	(54,417)
Roadrunner Transportation Systems, Inc.*	(1,277)	(25,680)
Rofin-Sinar Technologies, Inc.*	(3,720)	(95,344)
Ryder System, Inc.	(1,306)	(74,155)
Simpson Manufacturing Co., Inc.	(693)	(22,467)
SPX Corp.	(865)	(64,555)
Student Transportation, Inc. ( Canada)	(5,458)	(35,422)
Textainer Group Holdings Ltd., (Bermuda)	(2,307)	(95,625)
Trimas Corp.*	(2,195)	(67,803)
TTM Technologies, Inc.*	(6,388)	(50,912)
Tyco International Ltd., (Switzerland)	(907)	(27,419)
Universal Display Corp.*	(3,462)	(96,313)
Universal Forest Products, Inc.	(2,040)	(82,926)
USG Corp.*	(190)	(5,584)
UTi Worldwide, Inc.	(7,075)	(104,427)
Waste Connections, Inc.	(498)	(17,938)
Waste Management, Inc.	(325)	(11,824)
Werner Enterprises, Inc.	(408)	(9,637)

	Number of Shares	Value
COMMON STOCKS — (Continued)
INDUSTRIAL — (Continued)
Woodward, Inc.	(2,496)	$(95,871)

		(4,004,463)

TECHNOLOGY — (3.0)%
athenahealth, Inc.*	(1,036)	(89,583)
Cognizant Technology Solutions Corp., Class A*	(410)	(32,054)
CommVault Systems, Inc.*	(7)	(537)
Computer Programs & Systems, Inc.	(239)	(12,574)
EPAM Systems, Inc.*	(2,562)	(53,085)
Fortinet, Inc.*	(687)	(16,206)
Greenway Medical Technologies	(2,721)	(40,543)
InnerWorkings, Inc.*	(5,412)	(75,281)
Medidata Solutions, Inc.*	(1,900)	(88,901)
Omnicell, Inc.*	(1,203)	(19,007)
Progress Software Corp.*	(1,849)	(43,396)
RealD, Inc.*	(2,114)	(24,057)
Red Hat, Inc.*	(1,222)	(67,894)
Teradata Corp.*	(581)	(38,729)
VeriFone Systems, Inc.*	(1,712)	(59,441)
Virtusa Corp.*	(3,444)	(71,325)
VMware, Inc., Class A*	(112)	(8,566)
Vocera Communications, Inc.	(934)	(24,527)

		(765,706)

UTILITIES — (0.1)%
Ameresco, Inc., Class A*	(3,960)	(38,966)

		(38,966)

TOTAL COMMON STOCK (Proceeds $13,489,193)		(14,820,074)

TOTAL SECURITES SOLD SHORT - (57.2)%		(14,820,074)

(Proceeds $13,489,193)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		$10,244,305

NET ASSETS - 100.0%		$25,902,401

See accompanying Notes to Quarterly Portfolio of Investments.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$28,896,172

Gross unrealized appreciation	1,778,736
Gross unrealized depreciation	(196,738)

Net unrealized appreciation	$1,581,998

See accompanying Notes to Quarterly Portfolio of Investments.

9

GOTHAM ABSOLUTE RETURN FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

Fund	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Gotham Absolute Return Fund:
Investments in Securities*	$30,478,170	$30,478,170	$—	$—

Total Assets	$30,478,170	$30,478,170	$—	$—

10

GOTHAM ABSOLUTE RETURN FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short*	$(14,820,074)	$(14,820,074)	$—	$—

Total Liabilities	$(14,820,074)	$(14,820,074)	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Short Sales — The Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

LATEEF FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.1%
Banks — 4.2%
Wells Fargo & Co.	620,000	$21,594,600

Commercial Services — 11.1%
MasterCard, Inc., Class A	46,700	24,209,280
Robert Half International, Inc.	948,009	33,407,837

		57,617,117

Computers — 4.8%
EMC Corp.*	1,011,477	24,892,449

Consumer, Non-cyclical — 9.2%
Express Scripts Holding Co.*	438,884	23,445,183
Hospira, Inc.*	721,140	24,605,297

		48,050,480

Diversified Financial Services — 9.6%
Affiliated Managers Group, Inc.*	177,116	25,492,306
T. Rowe Price Group, Inc.	342,104	24,443,331

		49,935,637

Electronics — 4.5%
Waters Corp.*	258,226	23,645,755

Hand/Machine Tools — 7.7%
Stanley Black & Decker, Inc.	524,861	40,325,071

Lodging — 11.6%
Starwood Hotels & Resorts Worldwide, Inc.	399,108	24,509,222
Wynn Resorts, Ltd.	287,700	36,025,794

		60,535,016

Media — 4.8%
Scripps Networks Interactive, Inc., Class A	404,508	24,986,459

	Number of Shares	Value
COMMON STOCKS — (Continued)
Oil & Gas — 5.5%
Suncor Energy, Inc.	846,241	$28,789,119

Software — 4.4%
ANSYS, Inc.*	313,983	23,109,149

Technology — 4.8%
Accenture PLC, Class A (Ireland)	345,791	24,858,915

Telecommunications — 8.0%
QUALCOMM, Inc.	631,283	41,683,616

Transportation — 3.9%
Expeditors International of Washington, Inc.	475,212	20,386,595

TOTAL COMMON STOCKS (Cost $405,557,010)		490,409,978

TOTAL INVESTMENTS - 94.1% (Cost $405,557,010)**		490,409,978

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%		30,892,871

NET ASSETS - 100.0%		$521,302,849

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$405,557,010

Gross unrealized appreciation	84,852,968
Gross unrealized depreciation	—

Net unrealized appreciation	$84,852,968

See accompanying Notes to Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investment in Securities*	$490,409,978	$490,409,978	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS — The Fund has adopted Disclosures about Derivative Instruments.

OPTIONS — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives, the Fund may buy put and call options and write covered call and secured put options, all to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put options is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A fund also may write over- the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

The Fund had transactions in written options for the period ended January 31, 2013 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2012	1,908	$449,857
Call Options Written	1,900	373,634
Call Options Expired	(1,897)	(447,381)
Call Options Exercised	(1,911)	(376,110)

Outstanding, January 31, 2013	—	$—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 95.9%
Arizona — 1.9%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,137,450

California — 1.3%
Foothill-Eastern Transportation Corridor Agency, CAB, Senior Lein, Series A, ETM, 0.00%, 01/01/25	2,000,000	1,496,660
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,699,350

		4,196,010

District of Columbia — 1.3%
District of Columbia, Income Tax Revenue, Series A, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,590,000	4,283,947

Florida — 1.0%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	2,800,000	3,229,072

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Georgia — 1.7%
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	220,000	232,525
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	4,910,000	5,384,011

		5,616,536

Hawaii — 70.8%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	398,481
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,076,080
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE FGIC Insured)	600,000	667,650
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,325,510
Hawaii County GO, Series A, 5.60%, 05/01/13, (NATL-RE, FGIC Insured)	605,000	612,841
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,970,344

See accompanying Notes to Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	631,967
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	2,026,448
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,707,095
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	1,500,000	1,814,055
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/30	1,500,000	1,805,580
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/31	1,500,000	1,798,545
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/32	1,500,000	1,791,555
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	1,000,000	998,600

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,520,654
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Kuhio Park Terrace, Series B, Callable 04/01/2013 at 100, 1.25%, 10/01/13, (FHLMC Insured)	1,000,000	1,001,270
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,945,000	4,187,618
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,200,000	1,447,548
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,010,965
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,357,840

See accompanying Notes to Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, AMT, Callable 11/30/13 at 101, 5.65%, 10/01/27, (NATL-RE Insured)	3,000,000	3,034,380
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 11/30/13 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,800
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,240,000	1,375,482
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	502,270
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	547,405
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	876,967

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/22	2,405,000	3,055,144
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,435,000	1,483,072
Hawaii State GO, Series CM, 6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,258,200
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	905,436
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/23, (NATL-RE Insured)	425,000	437,244
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,058,720
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,651,603
Hawaii State GO, Series DG, Callable 07/01/15 @ 100, 5.00%, 07/01/16, (AMBAC Insured)	1,000,000	1,105,430
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,114,920

See accompanying Notes to Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	1,000,000	1,162,410
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	1,025,000	1,190,107
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,695,120
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,507,270
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	5,000,000	5,953,450
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,660,000	1,843,662
Hawaii State GO, Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/23	2,000,000	2,407,300
Hawaii State GO, Series DQ, ETM, 5.00%, 06/01/14	465,000	493,816
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,681,620
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,198,680
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,711,720
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	4,000,000	4,822,320

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,595,650
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	5,000,000	6,072,250
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,000,000	1,193,300
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 4.00%, 11/01/24	2,000,000	2,306,400
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/29	2,800,000	3,412,472
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	211,482
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	249,920
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,493,410
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,223,025
Hawaii State Harbor System Revenue, Series B, AMT, Callable 11/30/13 at 100, 5.50%, 07/01/19, (AMBAC Insured)	1,500,000	1,503,585

See accompanying Notes to Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,239,790
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,608,752
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,341,290
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/31	3,025,000	3,577,668
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,062,370
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,653,570
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.75%, 07/01/31, (NATL-RE Insured)	2,000,000	2,188,460

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,814,219
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 4.50%, 07/01/28	1,500,000	1,741,845
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,464,944
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,481,783
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,994,100
Honolulu City & County GO, Series A, 5.00%, 11/01/18	2,515,000	3,062,138

See accompanying Notes to Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,931,188
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,631,640
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,312,520
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,170,000	5,733,478
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,413,962
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,217,980
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, (FGIC-TCRS Insured)	850,000	857,361

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	5,000,000	5,401,800
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	5,000,000	5,375,600
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, (FGIC-TCRS Insured)	2,345,000	2,365,448
Honolulu City & County GO, Series B, Refunding, Callable 12/01/20 at 100, 5.00%, 12/01/34	1,500,000	1,767,210
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,217,980
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	284,775
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	3,500,000	4,303,740
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,115,000	4,563,494

See accompanying Notes to Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,928,050
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,581,394
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution-A, Callable 07/01/22 at 100, 5.00%, 07/01/32	1,000,000	1,191,730
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution-A, Callable 07/01/22 at 100, 5.00%, 07/01/37	1,000,000	1,171,760
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	555,000	615,489
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,000,000	1,119,240

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,175,890
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	3,850,000	4,203,353
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	550,098
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/30	1,500,000	1,509,255
Maui County GO, Series A, Callable 07/01/17 at 100, 4.25%, 07/01/25, (AGM Insured)	500,000	550,760
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,099,850
Maui County GO, Series B & C, 4.00%, 07/01/14, (NATL-RE Insured)	400,000	420,104
University of Hawaii, 3.00%, 10/01/13	365,000	371,668
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,341,019
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,567,127
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	530,085

See accompanying Notes to Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,172,300

		230,198,965

Illinois — 2.0%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	2,000,000	2,165,860
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,435,053

		6,600,913

Massachusetts — 2.2%
Commonwealth of Massachusetts Refunding, GO, Series B, 5.25%, 09/01/21, (AGM Insured)	2,000,000	2,564,100
Massachusetts Health & Educational Facilities Authority, Harvard University, Series B, Callable 10/01/17 at 100, 5.00%, 10/01/38	1,375,000	1,577,249

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,967,275

		7,108,624

Michigan — 0.6%
Michigan Finance Authority Revenue Refunding Revolving Fund, 5.00%, 10/01/21	1,500,000	1,885,830

New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	364,296

North Carolina — 0.3%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	935,362

Ohio — 0.4%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,256,230

Oregon — 0.4%
Multnomah County GO, Callable 06/01/22 at 100, 5.00%, 06/01/23	1,095,000	1,372,024

See accompanying Notes to Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Puerto Rico — 0.5%
Puerto Rico Electric Power Authority Revenue, Series NN, Prerefunded 07/01/13 at 100, 5.13%, 07/01/29	1,530,000	1,560,600

South Carolina — 1.1%
Charleston Waterworks & Sewer System Revenue, Refunding, Callable 01/01/22 at 100, 5.00%, 01/01/24	3,000,000	3,739,110

Tennessee — 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue, ETM, 0.00%, 06/01/21	2,955,000	2,512,252

Texas — 6.0%
Austin Certificates Obligation, GO, Callable 09/01/21 at 100, 4.00%, 09/01/30	2,860,000	3,092,690
Fort Worth Drainage Utility System Revenue, Callable 02/15/21 at 100, 4.50%, 02/15/27	2,765,000	3,126,303
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,859,463
Harris County GO, Series C, Prerefunded 10/01/18 at 100, 5.75%, 10/01/23	1,000,000	1,264,310

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Utility System Revenue, Refunding, Comb-First Lien, Series F, Callable 11/15/21 at 100, 4.00%, 11/15/28	6,000,000	6,655,260
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,216,940
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,399,160

		19,614,126

Washington — 3.5%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,412,530
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,210,660
Washington State GO, Various Purpose, Series A, Callable 08/01/21 at 100, 4.50%, 08/01/31	5,000,000	5,690,900

		11,314,090

TOTAL MUNICIPAL BONDS (Cost $293,027,731)		311,925,437

See accompanying Notes to Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 4.8%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	15,700,408	15,700,408

TOTAL REGISTERED INVESTMENT COMPANY (Cost $15,700,408)		15,700,408

TOTAL INVESTMENTS - 100.7% (Cost $308,728,139)*		327,625,845
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(2,255,452)

NET ASSETS - 100.0%		$325,370,393

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2013.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$308,728,139

Gross unrealized appreciation	19,098,540
Gross unrealized depreciation	(200,834)

Net unrealized appreciation	$18,897,706

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HSG	Housing
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

See accompanying Notes to Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 92.4%
Alaska — 1.9%
Alaska State GO, Series B, 5.00%, 08/01/15	500,000	556,905
Alaska State GO, Series B, 5.00%, 08/01/16	500,000	576,595

		1,133,500

Arizona — 0.8%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	506,610

Colorado — 1.5%
Colorado Health Facilities Authority Revenue, Catholic Health, Series A, 4.00%, 02/01/16	850,000	926,483

Georgia — 2.0%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,200,590

Guam — 2.5%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,496,043

Hawaii — 63.2%
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	322,078
County of Maui GO, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	500,000	543,935

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Maui GO, Series B&C, 4.00%, 07/01/13, (NATL-RE Insured)	230,000	233,560
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	436,712
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	440,176
Hawaii County GO, Series A, Callable 07/15/14 @ 100, 5.25%, 07/15/23, (NATL-RE Insured)	150,000	159,320
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	543,800
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,149,860
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,184,440
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	515,555
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	549,211
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,070,380
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	893,872
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	610,955

See accompanying Notes to Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,033,500
Hawaii State GO, Series CY, 5.75%, 02/01/13, (AGM Insured)	1,500,000	1,500,000
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/17, (NATL-RE Insured)	1,010,000	1,039,098
Hawaii State GO, Series DG, 5.00%, 07/01/13, (AMBAC Insured)	2,100,000	2,140,845
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	1,250,000	1,381,788
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,012,260
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,170,000	1,226,757
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,177,390
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	541,515
Hawaii State Highway Revenue, 5.00%, 01/01/14	500,000	521,375
Hawaii State Highway Revenue Bonds, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	609,190

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	364,777
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,166,230
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, (AGM Insured)	1,055,000	1,065,455
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	560,000	570,836
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	570,000	584,153
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	397,206
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	500,000	628,505
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	556,040

See accompanying Notes to Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 3.00%, 11/01/18	500,000	553,275
Honolulu City & County GO, Series A, Unrefunded Balance, 5.75%, 04/01/13, (FGIC-TCRS Insured)	1,000,000	1,008,720
Honolulu City & County GO, Series B, 5.50%, 07/01/13, (FSA Insured)	1,000,000	1,021,560
Honolulu City & County GO, Series B, Unrefunded Balance, 5.00%, 10/01/13	585,000	603,427
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	716,538
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	623,680
Honolulu City & County GO, Series B, 5.00%, 11/01/21	500,000	628,830
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,223,596
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	803,587
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	596,509

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	277,535
Honolulu City & County Waste Water System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,225,310
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	255,000	285,406
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	507,655
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	620,635
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	585,020
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	588,951

		38,041,008

See accompanying Notes to Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Illinois — 1.9%
Cook County Community Consolidated School District No 64 Park Ridge-Niles, 5.50%, 12/01/16, (AGM Insured)	1,000,000	1,169,560

Indiana — 1.7%
Indiana State Office Building Commission, Logansport State Hospital, Series D, Callable 07/01/14 at 100, 5.00%, 07/01/23, (AMBAC, State Appropriate Insured)	500,000	532,935
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, Callable 07/15/13 at 100, 5.25%, 07/15/18, (NATL-RE, State Aid Withholding Insured)	500,000	510,710

		1,043,645

Iowa — 0.8%
University of Iowa Facilities Corp. GO, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	492,020

North Carolina — 1.8%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,062,800

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Ohio — 4.3%
Ohio State GO, Prerefunded 06/15/13 at 100, 5.00%, 06/15/16	1,000,000	1,017,280
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,544,020

		2,561,300

Oklahoma — 0.9%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	512,526

Oregon — 0.2%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	115,206

Puerto Rico — 2.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, (NATL-RE, IBC, Commonwealth Guaranteed Insured)	1,200,000	1,229,208

Texas — 2.8%
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,242,410

See accompanying Notes to Quarterly Portfolio of Investments.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	443,394

		1,685,804

Washington — 2.1%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,265,280

Wisconsin — 2.0%
Waukesha City GO, Series A, Prerefunded 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	755,000	814,207
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	365,310

		1,179,517

TOTAL MUNICIPAL BONDS (Cost $54,568,086)		55,621,100

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 9.5%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	5,709,775	5,709,775

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,709,775)		5,709,775

TOTAL INVESTMENTS - 101.9% (Cost $60,277,861)*		61,330,875
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%		(1,121,286)

NET ASSETS - 100.0%		$60,209,589

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2013.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$60,277,861

Gross unrealized appreciation	1,077,650
Gross unrealized depreciation	(24,636)

Net unrealized appreciation	$1,053,014

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association

See accompanying Notes to Quarterly Portfolio of Investments.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

FSA	Financial Service Authority
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.

See accompanying Notes to Quarterly Portfolio of Investments.

16

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

17

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$311,925,437	$-	$311,925,437	$-
Registered Investment Company	15,700,408	15,700,408	-	-

Total	$327,625,845	$15,700,408	$311,925,437	$-

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$55,621,100	$-	$55,621,100	$-
Registered Investment Company	5,709,775	5,709,775	-	-

Total	$61,330,875	$5,709,775	$55,621,100	$-

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

18

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

19

PEMBERWICK FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 56.1%
Communications — 0.2%
AT&T, Inc. 0.80%, 12/01/2015	$12,000	$12,005
BellSouth Corp. 5.20%, 09/15/2014	90,000	96,424
Cellco Partnership/Verizon Wireless Capital, LLC 5.55%, 02/01/2014	75,000	78,458
Cisco Systems, Inc. 2.90%, 11/17/2014	30,000	31,285
eBay, Inc. 1.63%, 10/15/2015	35,000	35,981

		254,153

Consumer, Cyclical — 0.1%
Target Corp. 4.00%, 06/15/2013	45,000	45,562
Wal-Mart Stores, Inc. 4.55%, 05/01/2013	40,000	40,403
Wal-Mart Stores, Inc. 7.25%, 06/01/2013	15,000	15,323
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	26,093

		127,381

Consumer, Non-cyclical — 0.2%
Baxter International, Inc. 1.80%, 03/15/2013	10,000	10,016
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,999
Pepsico, Inc. 3.75%, 03/01/2014	65,000	67,288
Procter & Gamble Co. (The) 4.95%, 08/15/2014	55,000	58,865

		172,168

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — 0.2%
BP Capital Markets PLC 5.25%, 11/07/2013	$45,000	$46,659
ConocoPhillips Australia Funding Co. 5.50%, 04/15/2013	50,000	50,486
Shell International Finance BV 1.88%, 03/25/2013	5,000	5,012
Shell International Finance BV 4.00%, 03/21/2014	10,000	10,406
Shell International Finance BV 3.10%, 06/28/2015	50,000	52,964

		165,527

Financial — 54.8%
Allstate Life Global Funding Trusts 5.38%, 04/30/2013	50,000	50,608
American Express Credit Corp. 2.80%, 09/19/2016	100,000	105,731
Bank of America Corp. 0.72%, 09/15/2014 (a)	2,000,000	1,987,768
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,613
Bank of America Corp. 6.50%, 08/01/2016	230,000	266,151
Bank of America Corp. 0.76%, 08/15/2016 (a)	2,000,000	1,896,732
Bank of America NA 0.67%, 06/15/2016 (a)	2,000,000	1,928,956
Bank of New York Mellon Corp. (The) 4.30%, 05/15/2014	75,000	78,689

See accompanying Notes to Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of New York Mellon Corp. (The) 0.70%, 10/23/2015	$29,000	$29,004
Barclays Bank PLC 5.20%, 07/10/2014	100,000	106,164
BB&T Corp. 3.20%, 03/15/2016	50,000	53,308
Berkshire Hathaway Finance Corp. 4.60%, 05/15/2013	85,000	86,018
Berkshire Hathaway Finance Corp. 5.10%, 07/15/2014	90,000	96,147
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,868
Blackrock, Inc. 3.50%, 12/10/2014	40,000	42,207
Caterpillar Financial Services Corp. 6.13%, 02/17/2014	15,000	15,895
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	21,145
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,926
Charles Schwab Corp. (The) 0.85%, 12/04/2015	25,000	25,059
Citigroup, Inc. 6.50%, 08/19/2013	200,000	206,230
Citigroup, Inc. 6.00%, 12/13/2013	100,000	104,511
Citigroup, Inc. 0.53%, 03/07/2014 (a)	2,000,000	1,993,366

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Citigroup, Inc. 0.72%, 11/05/2014 (a)	$2,525,000	$2,507,714
Citigroup, Inc. 6.01%, 01/15/2015	50,000	54,492
Citigroup, Inc. 0.61%, 06/09/2016 (a)	2,000,000	1,919,072
CME Group, Inc. 5.40%, 08/01/2013	20,000	20,493
CME Group, Inc. 5.75%, 02/15/2014	40,000	42,110
Credit Suisse 5.50%, 05/01/2014	125,000	132,588
Credit Suisse USA, Inc. 5.13%, 08/15/2015	100,000	110,496
Deutsche Bank AG London 4.88%, 05/20/2013	140,000	141,834
General Electric Capital Corp. 0.50%, 03/20/2013 (a)	4,000,000	4,000,620
General Electric Capital Corp. 0.51%, 06/20/2013 (a)	2,000,000	2,000,322
General Electric Capital Corp. 1.37%, 09/23/2013 (a)	406,000	408,110
General Electric Capital Corp. 0.50%, 12/17/2013 (a)	1,400,000	1,397,728
General Electric Capital Corp. 0.50%, 12/20/2013 (a)	1,575,000	1,576,288
General Electric Capital Corp. 0.51%, 03/20/2014 (a)	4,500,000	4,497,678

See accompanying Notes to Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 5.65%, 06/09/2014	$35,000	$37,370
General Electric Capital Corp. 0.54%, 09/15/2014 (a)	1,400,000	1,397,190
General Electric Capital Corp. 3.50%, 06/29/2015	20,000	21,205
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	119,649
General Electric Capital Corp. 2.25%, 11/09/2015	127,000	131,400
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	1,000,000	1,151,351
Goldman Sachs Group, Inc. (The) 4.75%, 07/15/2013	45,000	45,833
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/2013	30,000	30,935
Goldman Sachs Group, Inc. (The) 1.44%, 02/07/2014 (a)	1,000,000	1,004,664
Goldman Sachs Group, Inc. (The) 0.84%, 01/12/2015 (a)	3,400,000	3,376,057
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/2015	100,000	107,350

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 0.72%, 07/22/2015 (a)	$400,000	$394,794
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	94,989
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	74,145
Hartford Life Global Funding Trusts 0.57%, 06/16/2014 (a)	700,000	699,095
HSBC Finance Corp. 0.59%, 01/15/2014 (a)	5,000,000	4,997,470
HSBC Finance Corp. 0.85%, 06/01/2016 (a)	2,000,000	1,968,060
John Deere Capital Corp. 4.90%, 09/09/2013	50,000	51,370
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,426
Morgan Stanley 0.65%, 01/09/2014 (a)	1,000,000	996,055
Morgan Stanley 4.20%, 11/20/2014	250,000	261,498
Morgan Stanley 0.82%, 10/15/2015 (a)	2,000,000	1,956,194
Morgan Stanley 0.77%, 10/18/2016 (a)	2,500,000	2,413,538
National City Bank 0.74%, 12/15/2016 (a)	4,000,000	3,941,768
Northern Trust Corp. 5.50%, 08/15/2013	75,000	77,021
PACCAR Financial Corp. 1.55%, 09/29/2014	30,000	30,524

See accompanying Notes to Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
PNC Funding Corp.
0.51%, 01/31/2014 (a)	$2,000,000	$2,003,078
Royal Bank of Scotland PLC (The)
2.85%, 08/23/2013 (a)	640,000	646,008
State Street Corp.
4.30%, 05/30/2014	35,000	36,793
State Street Corp.
2.88%, 03/07/2016	10,000	10,654
State Street Corp.
5.38%, 04/30/2017	15,000	17,452
Toyota Motor Credit Corp.
3.20%, 06/17/2015	55,000	58,308
Travelers Cos, Inc. (The)
6.25%, 06/20/2016	15,000	17,586
US Bancorp
2.88%, 11/20/2014	75,000	78,097
US Bancorp
3.15%, 03/04/2015	45,000	47,335
US Bancorp
2.45%, 07/27/2015	15,000	15,668
US Bank NA
0.62%, 10/14/2014 (a)	2,000,000	2,003,754
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,069,196
Wachovia Bank NA
0.82%, 11/03/2014 (a)	7,000,000	6,982,437
Wachovia Corp.
2.08%, 05/01/2013 (a)	1,000,000	1,004,285
Wachovia Corp.
5.50%, 05/01/2013	55,000	55,687
Wachovia Corp.
4.88%, 02/15/2014	100,000	104,284
Wells Fargo & Co.
1.50%, 07/01/2015	20,000	20,330

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wells Fargo & Co.
3.68%, 06/15/2016 (b)	$200,000	$216,583

		67,810,127

Industrial — 0.1%
Caterpillar, Inc.
7.00%, 12/15/2013	20,000	21,136
Danaher Corp.
1.30%, 06/23/2014	24,000	24,269
Emerson Electric Co.
5.00%, 12/15/2014	40,000	43,241
Honeywell International, Inc.
4.25%, 03/01/2013	20,000	20,057
Illinois Tool Works, Inc.
5.15%, 04/01/2014	50,000	52,624

		161,327

Technology — 0.4%
HP Enterprise Services, LLC
6.00%, 08/01/2013	200,000	204,879
Intel Corp.
1.95%, 10/01/2016	47,000	48,686
International Business Machines Corp.
6.50%, 10/15/2013	100,000	104,306
Microsoft Corp.
2.95%, 06/01/2014	25,000	25,879
Oracle Corp.
4.95%, 04/15/2013	49,000	49,433
Oracle Corp.
1.20%, 10/15/2017	15,000	14,975
Texas Instruments, Inc.
1.38%, 05/15/2014	55,000	55,693

		503,851

See accompanying Notes to Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — 0.1%
Alabama Power Co.
5.80%, 11/15/2013	$35,000	$36,444
Detroit Edison Co. (The)
6.40%, 10/01/2013	30,000	31,136
Duke Energy Carolinas, LLC
5.75%, 11/15/2013	55,000	57,301
Georgia Power Co.
5.25%, 12/15/2015	25,000	28,121

		153,002

TOTAL CORPORATE BONDS AND NOTES (Cost $67,973,078)		69,347,536

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada
2.70%, 06/16/2015	40,000	42,051

TOTAL GOVERNMENT BONDS (Cost $39,991)		42,051

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Federal Home Loan Mortgage Corporation REMICS — 1.7%
Series 2777, Class VX
5.00%, 04/15/2015	49,960	51,206
Series 2542, Class ES
5.00%, 12/15/2017	53,635	57,317
Series 2564, Class HJ
5.00%, 02/15/2018	35,634	38,147
Series 2627, Class MC
4.50%, 05/15/2018	130,005	137,569
Series 2617, Class GR
4.50%, 05/15/2018	67,415	71,927
Series 2611, Class UH
4.50%, 05/15/2018	62,374	65,445

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2617, Class TK
4.50%, 06/15/2018	$98,010	$104,461
Series 2649, Class KA
4.50%, 07/15/2018	82,036	86,792
Series 2677, Class JA
5.00%, 09/15/2018	8,318	8,611
Series 2693, Class PE
4.50%, 10/15/2018	98,690	104,786
Series 2746, Class EG
4.50%, 02/15/2019	110,265	117,047
Series 2780, Class JG
4.50%, 04/15/2019	8,725	8,978
Series 3461, Class BV
5.00%, 06/15/2019	72,654	73,234
Series 2814, Class GB
5.00%, 06/15/2019	28,956	30,223
Series 3558, Class AW
4.75%, 08/15/2019	33,981	34,865
Series 2639, Class UG
4.00%, 03/15/2022	38,957	39,812
Series 2639, Class UH
4.25%, 03/15/2022	33,503	34,322
Series 2503, Class JV
5.50%, 05/15/2022	42,571	42,885
Series 2924, Class EH
5.25%, 03/15/2024	37,001	38,532
Series 3087, Class JB
5.50%, 03/15/2024	4,931	4,960
Series 2989, Class TG
5.00%, 06/15/2025	109,766	120,441
Series 3002, Class YD
4.50%, 07/15/2025	44,965	48,377

See accompanying Notes to Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2691, Class ME
4.50%, 04/15/2032	$62,169	$63,594
Series 2741, Class GF
5.50%, 05/15/2032	4,161	4,180
Series 2735, Class OG
5.00%, 08/15/2032	35,666	36,377
Series 2764, Class TE
5.00%, 10/15/2032	77,319	79,424
Series 2802, Class OA
4.50%, 12/15/2032	16,153	16,302
Series 2760, Class PD
5.00%, 12/15/2032	109,723	113,056
Series 2655, Class QA
5.00%, 02/15/2033	14,470	15,158
Series 2827, Class TE
5.00%, 04/15/2033	197,394	204,545
Series 3067, Class PK
5.50%, 05/15/2034	104,579	108,118
Series 2881, Class AE
5.00%, 08/15/2034	52,486	57,005
Series 2933, Class HD
5.50%, 02/15/2035	72,407	81,726

		2,099,422

Federal National Mortgage Association REMICS — 1.2%
Series 2008-26, Class VJ
5.00%, 03/25/2018	126,087	127,938
Series 2004-81, Class KD
4.50%, 07/25/2018	29,913	30,253
Series 2003-92, Class PE
4.50%, 09/25/2018	92,507	98,277
Series 2008-54, Class EA
5.00%, 07/25/2019	51,688	52,732

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-91, Class DA
4.50%, 10/25/2020	$10,441	$10,765
Series 2002-91, Class LC
5.00%, 06/25/2022	1,881	1,884
Series 2004-65, Class EJ
5.00%, 05/25/2023	22,867	23,151
Series 2003-80, Class YE
4.00%, 06/25/2023	38,277	40,267
Series 2005-40, Class YG
5.00%, 05/25/2025	102,895	114,602
Series 2007-27, Class MQ
5.50%, 04/25/2027	33,220	37,166
Series 2003-21, Class PJ
4.50%, 12/25/2031	13,682	13,825
Series 2003-47, Class PD
5.50%, 09/25/2032	2,052	2,054
Series 2005-12, Class JE
5.00%, 09/25/2033	222,162	229,792
Series 2005-16, Class PE
5.00%, 03/25/2034	51,322	53,585
Series 2005-48, Class AR
5.50%, 02/25/2035	92,265	101,491
Series 2005-62, Class CQ
4.75%, 07/25/2035	52,875	56,568
Series 2005-68, Class PG
5.50%, 08/25/2035	90,017	102,099
Series 2005-84, Class TG
5.00%, 09/25/2035	28,694	29,092
Series 2010-64, Class EH
5.00%, 10/25/2035	96,341	100,114
Series 2005-83, Class LA
5.50%, 10/25/2035	56,270	64,518

See accompanying Notes to Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2007-39, Class NA
4.25%, 01/25/2037	$39,253	$41,221
Series 2009-47, Class PA
4.50%, 07/25/2039	83,283	89,096

		1,420,490

Government National Mortgage Association — 0.2%
Series 2002-22, Class GF
6.50%, 03/20/2032	87,410	103,323
Series 2002-51, Class D
6.00%, 07/20/2032	117,669	132,819
Series 2008-50, Class NA
5.50%, 03/16/2037	57,837	62,239

		298,381

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,808,604)		3,818,293

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Federal Home Loan Bank — 2.4%
1.88%, 06/21/2013	$1,300,000	$1,308,944
2.63%, 09/13/2013	60,000	60,913
4.88%, 12/13/2013	500,000	520,431
1.38%, 05/28/2014	250,000	254,132
2.50%, 06/13/2014	255,000	262,953
5.38%, 06/13/2014	315,000	337,087
3.13%, 03/11/2016	165,000	178,574

		2,923,034

Federal Home Loan Mortgage Corporation — 4.9%
0.50%, 10/15/2013	1,125,000	1,127,736

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
5.00%, 01/30/2014	$450,000	$471,717
1.00%, 08/20/2014	450,000	455,157
0.63%, 12/29/2014	700,000	704,656
0.50%, 04/17/2015	200,000	200,908
5.25%, 04/18/2016	400,000	461,010
2.50%, 05/27/2016	580,000	617,728
2.00%, 08/25/2016	1,330,000	1,397,431
1.00%, 03/08/2017	150,000	151,289
5.50%, 04/01/2021
Gold Pool #G11941	105,068	113,720
5.50%, 11/01/2021
Gold Pool #G12454	50,877	54,749
5.50%, 04/01/2023
Gold Pool #G13145	88,408	95,135
4.50%, 06/01/2029
Gold Pool #C91251	66,996	72,205
4.50%, 12/01/2029
Gold Pool #C91281	104,831	112,982
4.50%, 04/01/2030
Gold Pool #C91295	62,779	67,444

		6,103,867

Federal National Mortgage Association — 6.8%
4.00%, 04/15/2013	1,000,000	1,007,981
0.50%, 08/09/2013	750,000	751,469
1.13%, 10/08/2013	275,000	276,828
0.75%, 12/18/2013	150,000	150,825
4.13%, 04/15/2014	900,000	942,654
2.50%, 05/15/2014	1,400,000	1,441,418
1.13%, 06/27/2014	150,000	151,948
5.00%, 12/01/2014
Pool #255598	22,754	24,606
2.38%, 07/28/2015	350,000	367,627

See accompanying Notes to Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
1.63%, 10/26/2015	$500,000	$516,832
1.50%, 10/28/2015	150,000	154,213
2.25%, 03/15/2016	500,000	527,375
5.00%, 03/15/2016	35,000	39,919
1.38%, 11/15/2016	310,000	318,538
4.88%, 12/15/2016	170,000	197,025
1.25%, 01/30/2017	200,000	204,139
1.13%, 04/27/2017	300,000	304,118
5.38%, 06/12/2017	250,000	298,519
6.00%, 09/01/2019
Pool #735439	22,776	24,456
5.50%, 06/01/2020
Pool #888601	31,552	33,884
5.00%, 05/01/2023
Pool #254762	49,620	53,696
5.50%, 01/01/2024
Pool #AD0471	49,550	53,522
5.00%, 07/01/2024
Pool #255320	25,267	27,682
5.00%, 12/01/2025
Pool #256045	107,081	116,129
5.50%, 02/01/2028
Pool #257075	81,170	88,206
5.50%, 05/01/2028
Pool #257204	92,772	100,814
4.00%, 08/01/2029
Pool #MA0142	94,190	101,295
5.50%, 04/01/2037
Pool #AD0249	111,735	122,661

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
7.00%, 04/01/2037
Pool #888366	$34,839	$41,231

		8,439,610

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,268,979)		17,466,511

U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Notes — 24.3%
0.25%, 11/30/2013	350,000	350,315
0.25%, 02/28/2014	300,000	300,258
0.25%, 02/15/2015	500,000	499,766
0.50%, 10/15/2013	400,000	401,062
0.50%, 08/15/2014	350,000	351,545
0.50%, 07/31/2017	190,000	187,759
0.63%, 04/30/2013	400,000	400,578
0.63%, 05/31/2017	30,000	29,885
0.63%, 08/31/2017	160,000	158,900
0.63%, 09/30/2017	300,000	297,539
0.63%, 11/30/2017	100,000	98,977
0.75%, 08/15/2013	655,000	657,304
0.75%, 09/15/2013	2,700,000	2,710,654
0.75%, 12/15/2013	950,000	954,936
0.75%, 10/31/2017	280,000	279,037
0.75%, 12/31/2017	600,000	596,860
0.88%, 11/30/2016	300,000	303,117
0.88%, 12/31/2016	200,000	201,969
0.88%, 01/31/2017	550,000	555,070
0.88%, 04/30/2017	175,000	176,285
1.00%, 05/15/2014	420,000	424,348
1.00%, 08/31/2016	520,000	528,450

See accompanying Notes to Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.00%, 09/30/2016	$370,000	$375,868
1.00%, 10/31/2016	650,000	660,055
1.00%, 03/31/2017	320,000	324,150
1.13%, 06/15/2013	1,610,000	1,616,226
1.25%, 03/15/2014	250,000	252,988
1.25%, 04/15/2014	1,250,000	1,265,870
1.25%, 08/31/2015	150,000	153,457
1.25%, 09/30/2015	300,000	307,078
1.25%, 10/31/2015	100,000	102,391
1.38%, 02/15/2013	500,000	500,312
1.38%, 03/15/2013	50,000	50,082
1.38%, 05/15/2013	100,000	100,379
1.38%, 11/30/2015	320,000	328,800
1.50%, 06/30/2016	590,000	610,005
1.50%, 07/31/2016	495,000	511,823
1.75%, 07/31/2015	150,000	155,273
1.75%, 05/31/2016	1,015,000	1,057,582
1.88%, 10/31/2017	275,000	288,557
2.00%, 11/30/2013	1,350,000	1,370,620
2.00%, 01/31/2016	150,000	157,066
2.00%, 04/30/2016	835,000	876,358
2.13%, 11/30/2014	150,000	155,121
2.13%, 12/31/2015	400,000	419,938
2.13%, 02/29/2016	515,000	541,716
2.25%, 05/31/2014	300,000	308,145
2.25%, 01/31/2015	1,095,000	1,138,201
2.38%, 02/28/2015	560,000	584,237
2.38%, 03/31/2016	270,000	286,327
2.50%, 04/30/2015	265,000	278,043
2.63%, 07/31/2014	225,000	233,095
2.63%, 04/30/2016	250,000	267,383
3.13%, 04/30/2013	400,000	403,016

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
3.13%, 08/31/2013	$600,000	$610,360
3.13%, 04/30/2017	200,000	220,281
3.50%, 05/31/2013	400,000	404,500
4.00%, 02/15/2015	300,000	322,641
4.13%, 05/15/2015	775,000	842,207
4.25%, 08/15/2015	1,400,000	1,537,704

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,849,329)		30,082,469

TOTAL INVESTMENTS - 97.6% (Cost $118,939,981)*		120,756,860
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		2,966,428

NET ASSETS - 100.0%		$123,723,288

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2013.
(b)	Multi-Step Coupon. Rate disclosed is as of January 31, 2013.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$118,939,981

Gross unrealized appreciation	1,878,313
Gross unrealized depreciation	(61,434)

Net unrealized appreciation	$1,816,879

REMICs Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$69,347,536	$—	$69,347,536	$—
Government Bonds	42,051	—	42,051	—
Collateralized Mortgage Obligations	3,818,293	—	3,818,293	—
U.S. Government Agency Obligations	17,466,511	—	17,466,511	—
U.S. Treasury Obligations	30,082,469	—	30,082,469	—

Total Investments	$120,756,860	$—	$120,756,860	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.3%
Business Services — 12.0%
Accenture PLC, Class A	282,425	$20,303,533
Cognizant Technology Solutions Corp.*	390,063	30,495,125

		50,798,658

Communications Equipment — 6.7%
QUALCOMM, Inc.	431,335	28,481,050

Computer Equipment — 3.6%
Apple, Inc.	33,393	15,204,167

Consumer Discretionary — 12.2%
NIKE, Inc., Class B	503,485	27,213,364
Starbucks Corp.	440,151	24,701,274

		51,914,638

Financials — 6.3%
T. Rowe Price Group, Inc.	376,825	26,924,146

Internet Software & Services — 6.9%
Google, Inc., Class A*	38,752	29,284,499

Medical Equipment — 9.4%
Intuitive Surgical, Inc.*	35,724	20,519,151
Varian Medical Systems, Inc.*	276,003	19,499,613

		40,018,764

Pharmaceuticals — 11.7%
Abbott Laboratories	604,509	20,480,766
Allergan, Inc.	276,943	29,081,784

		49,562,550

Software — 14.8%
Factset Research Systems, Inc.	189,985	17,577,412

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Gartner, Inc.*	84,759	$4,365,936
Intuit, Inc.	323,303	20,167,641
Oracle Corp.	576,304	20,464,555

		62,575,544

Trading Companies & Distributors — 2.0%
WW Grainger, Inc.	38,434	8,371,694

Transportation — 2.7%
C.H. Robinson Worldwide, Inc.	174,232	11,525,447

TOTAL COMMON STOCKS (Cost $323,136,293)		374,661,157

TOTAL INVESTMENTS - 88.3% (Cost $323,136,293)**		374,661,157
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.7%		49,453,676

NET ASSETS - 100.0%		$424,114,833

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$323,136,293

Gross unrealized appreciation	51,799,236
Gross unrealized depreciation	(274,372)

Net unrealized appreciation	$51,524,864

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$374,661,157	$374,661,157	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.5%
Consumer Discretionary — 12.6%
Advance Auto Parts, Inc.	6,025	$442,958
AutoNation, Inc.*	21,475	1,041,538
Carrols Restaurant Group, Inc.*	74,300	465,861
DeVry, Inc.	12,975	326,581
Dover Downs Gaming &
Entertainment, Inc.	168,142	374,957
Fiesta Restaurant Group, Inc.*	74,300	1,323,283
Gildan Activewear, Inc. (Canada)	17,575	646,936
H&R Block, Inc.	31,300	712,701
John Wiley & Sons, Inc., Class A	9,475	362,892

		5,697,707

Consumer Staples — 2.6%
Darling International, Inc.*	30,375	512,426
Prestige Brands Holdings, Inc.*	30,249	648,841

		1,161,267

Energy — 8.2%
Golar LNG, Ltd. (Bermuda)	40,075	1,645,079
Noble Corp. (Switzerland)	22,775	922,388
Swift Energy Co.*	35,200	530,464
Ultra Petroleum Corp. (Canada)*	33,500	610,370

		3,708,301

Financials — 11.4%
Bank of Hawaii Corp.	14,300	687,687
Dundee Corp., Class A (Canada)*	20,250	697,791
EZCORP, Inc., Class A*	59,075	1,311,465

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
National Financial Partners Corp.*	34,325	$604,463
Oppenheimer Holdings, Inc., Class A	17,825	303,203
Raymond James Financial, Inc.	19,600	874,748
Suffolk Bancorp*	16,500	228,195
Willis Group Holdings PLC (Ireland)	12,525	447,268

		5,154,820

Health Care — 16.9%
Alere, Inc.*	51,750	1,100,205
Covidien PLC (Ireland)	20,300	1,265,502
Universal Health Services, Inc., Class B	27,675	1,567,512
Valeant Pharmaceuticals International, Inc. (Canada)*	29,825	1,977,994
Warner Chilcott PLC, Class A (Ireland)	58,950	835,322
Zimmer Holdings, Inc.	11,975	893,335

		7,639,870

Industrials — 6.5%
Air Transport Services Group, Inc.*	211,000	981,150
Mine Safety Appliances Co.	15,650	723,343
Progressive Waste Solutions Ltd. (Canada)	11,000	244,310
Triumph Group, Inc.	11,085	780,051
UTi Worldwide, Inc. (British Virgin Islands)	12,650	186,713

		2,915,567

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — 30.4%
Avid Technology, Inc.*	53,750	$397,750
CA Technologies	91,762	2,277,533
Cisco Systems, Inc.	56,775	1,167,862
CoreLogic, Inc.*	39,475	1,035,824
Electro Rent Corp.	29,180	451,706
Global Cash Access
Holdings, Inc.*	109,171	824,241
Imation Corp.*	40,940	151,887
Lam Research Corp.*	21,459	882,823
Mentor Graphics Corp.*	74,625	1,278,326
Progress Software Corp.*	22,762	534,224
QUALCOMM, Inc.	21,355	1,410,071
Quantum Corp.*	436,075	593,062
SAIC, Inc.	37,275	451,028
Symantec Corp.*	104,665	2,278,557

		13,734,894

Materials — 2.8%
Pope Resources LP	20,925	1,265,962

Utilities — 2.1%
Black Hills Corp.	9,700	391,395
National Fuel Gas Co.	9,850	535,840

		927,235

TOTAL COMMON STOCKS (Cost $32,721,457)		42,205,623

Value
TOTAL INVESTMENTS - 93.5% (Cost $32,721,457)**	$42,205,623
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%	2,931,106

NET ASSETS - 100.0%	$45,136,729

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$32,721,457

Gross unrealized appreciation	12,708,929
Gross unrealized depreciation	(3,224,763)

Net unrealized appreciation	$9,484,166

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$42,205,623	$42,205,623	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%
Aerospace & Defense — 4.3%
B/E Aerospace, Inc.*	6,586	$339,113
DigitalGlobe, Inc.*	13,670	382,350
Hexcel Corp.*	12,711	340,528

		1,061,991

Auto Components — 0.7%
Dorman Products, Inc.	4,992	172,873

Biotechnology — 3.8%
ARIAD Pharmaceuticals, Inc.*	11,481	228,242
Keryx Biopharmaceuticals, Inc.*	26,069	236,707
NewLink Genetics Corp.*	8,864	105,038
Orexigen Therapeutics, Inc.*	23,094	132,098
Sangamo BioSciences, Inc.*	9,579	91,671
Trius Therapeutics, Inc.*	29,885	154,207

		947,963

Building Products — 1.8%
Lennox International, Inc.	3,709	213,305
USG Corp.*	8,049	236,560

		449,865

Chemicals — 0.6%
Kraton Performance Polymers, Inc.*	5,797	152,171

Commercial Banks — 1.4%
Bank of the Ozarks, Inc.	2,361	85,752
Banner Corp.	8,299	250,630

		336,382

Commercial Services & Supplies — 3.0%
Mobile Mini, Inc.*	4,579	109,896
Steelcase, Inc., Class A	20,631	281,201

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial Services & Supplies — (Continued)
US Ecology, Inc.	14,642	$347,894

		738,991

Communications Equipment — 1.6%
Acme Packet, Inc.*	9,298	224,733
Sonus Networks, Inc.*	73,489	166,820

		391,553

Computers & Peripherals — 0.5%
Quantum Corp.*	99,366	135,138

Consumer Finance — 2.9%
DFC Global Corp.*	6,401	123,283
NetSpend Holdings, Inc.*	54,631	592,200

		715,483

Electrical Equipment — 1.4%
Acuity Brands, Inc.	5,135	353,288

Electronic Equipment, Instruments & Components — 2.9%
InvenSense, Inc.*	17,692	258,303
OSI Systems, Inc.*	4,758	259,121
Rogers Corp.*	4,585	214,853

		732,277

Energy Equipment & Services — 0.5%
Key Energy Services, Inc.*	15,766	128,178

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	1,379	75,473
The Fresh Market, Inc.*	3,625	177,226

		252,699

Food Products — 0.8%
Boulder Brands, Inc.*	14,668	196,991

Health Care Equipment & Supplies — 4.8%
Cyberonics, Inc.*	4,481	194,296

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
DexCom, Inc.*	20,705	$315,337
ICU Medical, Inc.*	3,150	190,418
Masimo Corp.*	9,321	189,216
Spectranetics Corp.*	17,712	295,082

		1,184,349

Health Care Providers & Services — 5.7%
Acadia Healthcare Co., Inc.*	12,439	318,065
BioScrip, Inc.*	12,711	142,745
Centene Corp.*	4,407	190,206
HealthSouth Corp.*	14,718	351,171
HMS Holdings Corp.*	15,096	411,517

		1,413,704

Health Care Technology — 0.9%
athenahealth, Inc.*	2,694	232,950

Hotels, Restaurants & Leisure — 4.3%
BJ’s Restaurants, Inc.*	8,742	279,482
Jack in the Box, Inc.*	10,895	316,282
Red Robin Gourmet Burgers, Inc.*	8,815	325,891
Scientific Games Corp., Class A*	17,979	159,833

		1,081,488

Household Durables — 1.0%
Standard Pacific Corp.*	28,892	239,804

Internet & Catalog Retail — 1.8%
Shutterfly, Inc.*	13,750	454,850

Internet Software & Services — 4.1%
Dealertrack Technologies, Inc.*	4,775	150,794
Internap Network Services Corp.*	42,863	339,046
LivePerson, Inc.*	12,097	161,737

	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet Software & Services — (Continued)
SPS Commerce, Inc.*	5,588	$217,429
Zillow, Inc., Class A*	4,038	152,798

		1,021,804

IT Services — 3.4%
ExlService Holdings, Inc.*	13,155	390,177
MAXIMUS, Inc.	2,597	178,076
WEX Inc.*	3,592	282,367

		850,620

Leisure Equipment & Products — 1.2%
Brunswick Corp.	8,506	307,577

Life Sciences Tools & Services — 1.6%
PAREXEL International Corp.*	11,508	389,546

Machinery — 3.6%
Actuant Corp., Class A	11,117	327,729
CLARCOR Inc.	5,845	294,939
Lindsay Corp.	2,823	262,652

		885,320

Metals & Mining — 0.9%
Kaiser Aluminum Corp.	3,409	211,903

Oil, Gas & Consumable Fuels — 5.3%
Berry Petroleum Co., Class A	4,338	159,725
Energy XXI (Bermuda) Ltd.	6,635	207,808
KiOR, Inc., Class A*	15,998	87,989
Oasis Petroleum, Inc.*	11,375	408,135
Pioneer Energy Services Corp.*	28,604	216,818
Rosetta Resources, Inc.*	4,291	227,509

		1,307,984

Professional Services — 2.0%
The Advisory Board Co.*	3,509	190,293

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Professional Services — (Continued)
The Corporate Executive Board Co.	3,709	$185,859
WageWorks, Inc.*	6,436	128,463

		504,615

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	2,828	260,572

REIT — 1.8%
EastGroup Properties, Inc.	3,692	206,900
Tanger Factory Outlet Centers, Inc.	6,769	239,758

		446,658

Road & Rail — 3.8%
Genesee & Wyoming, Inc., Class A*	4,839	409,283
Old Dominion Freight Line, Inc.*	6,486	241,798
Swift Transportation Co.*	21,629	295,452

		946,533

Semiconductors & Semiconductor Equipment — 4.3%
Cavium, Inc.*	10,057	336,306
EZchip Semiconductor Ltd.*	4,162	128,148
Hittite Microwave Corp.*	4,600	282,348
Mindspeed Technologies, Inc.*	66,022	324,828

		1,071,630

Software — 8.2%
Aspen Technology, Inc.*	1,597	48,868
CommVault Systems, Inc.*	1,122	86,091
Guidewire Software, Inc.*	7,803	258,435
Infoblox, Inc.*	17,170	323,654
Interactive Intelligence Group, Inc.*	6,627	266,538

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Netscout Systems, Inc.*	5,836	$151,911
PTC, Inc.*	8,691	201,457
Sourcefire, Inc.*	8,897	379,012
Tangoe, Inc.*	16,880	243,916
The Ultimate Software Group, Inc.*	850	86,309

		2,046,191

Specialty Retail — 8.4%
Francesca’s Holdings Corp.*	10,378	294,735
GameStop Corp., Class A	10,470	242,904
Monro Muffler Brake, Inc.	8,522	308,667
Pier 1 Imports, Inc.	17,944	389,205
Select Comfort Corp.*	8,315	183,096
Vitamin Shoppe, Inc.*	7,316	446,861
Zumiez, Inc.*	10,527	222,120

		2,087,588

Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc.*	5,508	199,059

TOTAL COMMON STOCKS (Cost $20,536,560)		23,910,588

TOTAL INVESTMENTS - 96.1% (Cost $20,536,560)**		23,910,588

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		968,811

NET ASSETS - 100.0%		$24,879,399

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$20,536,560

Gross unrealized appreciation	3,908,290
Gross unrealized depreciation	(534,262)

Net unrealized appreciation	$3,374,028

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Timberline Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) National Market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$23,910,588	$23,910,588	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.6%
Australia — 5.0%
BHP Billiton, Ltd., SP ADR	235,180	$18,513,370

Bermuda — 4.3%
Bunge, Ltd.	27,765	2,211,760
Nabors Industries, Ltd.*	676,007	11,269,037
PartnerRe, Ltd.	24,905	2,183,919

		15,664,716

Brazil — 2.3%
Vale SA, SP ADR	424,190	8,555,912

Canada — 28.1%
Agrium, Inc.	110,765	12,570,720
Brookfield Asset Management, Inc., Class A	99,410	3,671,211
Canadian National Railway Co.	174,345	16,677,843
Canadian Natural Resources, Ltd.	372,500	11,256,950
Canadian Pacific Railway, Ltd.	194,625	22,485,026
Ensign Energy Services, Inc.	32,910	561,280
Finning International, Inc.	21,575	553,377
Manulife Financial Corp.	45,730	659,884
Potash Corp. of Saskatchewan, Inc.	350,155	14,881,588
Suncor Energy, Inc.	452,670	15,399,833
Talisman Energy, Inc.	55,020	688,850
Teck Resources, Ltd., Class B	111,925	4,084,143

		103,490,705

Curacao — 4.7%
Schlumberger, Ltd.	220,120	17,180,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — 0.2%
AXA SA, SP ADR	43,165	$796,394

Germany — 3.0%
BASF SE, SP ADR	110,830	11,221,538

Ireland — 4.8%
Eaton Corp. PLC	153,456	8,739,319
Ingersoll-Rand PLC	174,980	8,992,222

		17,731,541

Luxemburg — 3.2%
Tenaris SA, ADR	281,295	11,834,081

Netherlands — 5.3%
Core Laboratories NV	84,825	10,827,063
Unilever NV, NY Shares	214,300	8,674,864

		19,501,927

Norway — 0.2%
Yara International ASA, ADR	16,160	862,944

Switzerland — 18.9%
Nestle SA, SP ADR	209,195	14,710,592
Noble Corp.	431,605	17,480,002
Novartis AG, ADR	85,780	5,817,600
Syngenta AG, ADR	42,875	3,691,109
Transocean, Ltd.	245,210	13,905,859
UBS AG	59,035	1,025,438
Weatherford International, Ltd.*	960,410	12,821,474

		69,452,074

United Kingdom — 12.6%
British American Tobacco PLC, SP ADR	122,210	12,697,619
Diageo PLC, SP ADR	135,700	16,189,010

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	308,610	$17,427,207

		46,313,836

TOTAL COMMON STOCKS (Cost $299,479,881)		341,119,404

TOTAL INVESTMENTS - 92.6% (Cost $299,479,881)**		341,119,404
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%		27,120,262

NET ASSETS - 100.0%		$368,239,666

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$299,479,881

Gross unrealized appreciation	54,177,669
Gross unrealized depreciation	(12,538,146)

Net unrealized appreciation	$41,639,523

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.0%
Argentina — 3.0%
Tenaris SA, ADR	4,550	$191,418

Brazil — 6.1%
BRF - Brasil Foods SA, ADR	9,000	199,800
Cia de Bebidas das Americas, PRF ADR	4,115	193,652

		393,452

Chile — 7.4%
Cia Cervecerias Unidas SA, ADR	7,000	223,650
Sociedad Quimica y Minerade Chile SA, SP ADR	4,550	258,622

		482,272

China — 16.3%
CNOOC, Ltd., ADR	1,050	215,596
Hengan International Group Co. Ltd.	13,000	130,412
Mindray Medical International Ltd.	900	34,020
Mindray Medical International, Ltd., ADR	5,175	195,615
PetroChina Co., Ltd., ADR	1,175	167,085
Sina Corp.*	3,575	196,375
Yanzhou Coal Mining Co., Ltd., SP ADR	6,900	118,128

		1,057,231

Columbia — 5.2%
Ecopetrol SA, SP ADR	2,825	178,822
Pacific Rubiales Energy Corp.	6,900	161,115

		339,937

India — 9.3%
HDFC Bank, Ltd., ADR	5,500	221,210

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
ICICI Bank, Ltd., SP ADR	4,150	$190,070
Tata Motors, Ltd., SP ADR	7,050	194,792

		606,072

Indonesia — 1.8%
United Tractors Tbk PT	59,000	119,636

Malaysia — 3.1%
Public Bank Bhd	40,300	201,305

Mexico — 6.2%
America Movil SAB de CV, ADR, Class L	8,200	206,312
Grupo Financiero Santander Mexico Sab de CV, ADR*	12,800	199,040

		405,352

Peru — 6.6%
Credicorp, Ltd.	1,525	239,013
Southern Copper Corp.	4,800	189,072

		428,085

Poland — 3.0%
Eurocash SA	12,100	196,891

Russia — 12.1%
Eurasia Drilling Co., Ltd., GDR	4,800	181,920
Mail.ru Group, Ltd., GDR*	5,775	192,134
Polyus Gold International Ltd.*	50,200	178,342
Sberbank of Russia, SP ADR	15,800	232,734

		785,130

South Africa — 2.7%
Sasol, Ltd., SP ADR	4,025	174,001

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — 3.6%
Samsung Electronics Co., Ltd., GDR	355	$236,032

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	9,800	173,852

Turkey — 1.9%
Bim Birlesik Magazalar AS	2,600	126,027

TOTAL COMMON STOCKS (Cost $5,179,836)**		5,916,693

TOTAL INVESTMENTS - 91.0%		5,916,693
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%		582,291

NET ASSETS - 100.0%		$6,498,984

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$5,179,836

Gross unrealized appreciation	762,891
Gross unrealized depreciation	(26,034)

Net unrealized appreciation	$736,857

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRF ADR	Preferred American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

4

WHV FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2013

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund and the WHV Emerging Markets Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2013

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$341,119,404	$341,119,404	$—	$—

WHV Emerging Markets Equity Fund:
Investments in Securities*	$5,916,693	$5,916,693	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	March 22, 2013

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	March 22, 2013

*  Print the name and title of each signing officer under his or her signature.